UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-22641

    Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)    (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:    650 312-2000

Date of fiscal year end: 5/31

Date of reporting period:    11/30/18

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter November 30, 2018

Franklin K2 Alternative Strategies Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

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Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Fellow Shareholder:

During the six months ended November 30, 2018, global markets benefited from crude oil price gains through the end of September, upbeat economic data in certain regions, generally healthy corporate earnings, and optimism near period-end that the U.S. Federal Reserve would raise interest rates at a slower pace than during the past two years. However, global markets also reflected investor concerns about stricter regulation of technology companies, U.S. and European Union political uncertainties, changing interest-rate policies of major central banks, and how the U.S.-China trade dispute could affect global growth and corporate earnings. In this environment, global developed stock markets, as measured by the MSCI World Index, had a -1.45% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -9.68% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index, had a -2.51% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the years ahead.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer – Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Contents

Semiannual Report

Franklin K2 Alternative Strategies Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Consolidated Financial Highlights and Consolidated Statement of Investments	10
Consolidated Financial Statements	66
Notes to Consolidated Financial Statements	70
Shareholder Information	87

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin K2 Alternative Strategies Fund

This semiannual report for Franklin K2 Alternative Strategies Fund covers the period ended November 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple nontraditional or alternative strategies, including, but not limited to, some or all of the following strategies: long short equity, relative value, event driven and global macro. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple subadvisors, while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares had a -0.79% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, had a -4.25% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +1.04% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the six months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided by higher crude oil prices in the first four months of the period, encouraging corporate earnings reports, and indications from the U.S. Federal Reserve (Fed) near period-end that led to expectations of a slower pace of interest-rate increases. However, various factors weighed on global markets during the period, including concerns about tighter regulation of technology companies, political uncertainties in the U.S. and the European Union, major central banks’ interest-rate path and unwinding of monetary stimulus measures, and the impact of the U.S.-China trade dispute on global growth and corporate earnings. In this environment, global stocks, as measured by the MSCI All Country World Index, had a -2.44% total return for the six months ended November 30, 2018.2

The U.S. economy grew during the six-month period. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 3.8% in May 2018 to a nearly 49-year low of 3.7% at period-end.3 Annual inflation, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 2.2% at period-end.3 The Fed raised its target range for the federal funds rate in June and September 2018 and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. Near period-end, Fed Chair Jerome Powell, in his speech at the Economic Club of New York, mentioned the

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

3. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 15.

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Fed’s current policy rate was “just below” estimates of what it believed would be neutral for economic growth, suggesting it might slow its pace of rate increases.

In Europe, the U.K.’s quarterly economic growth accelerated in 2018’s second and third quarters, amid growth in the services sector. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly growth moderated in the third quarter. The bloc’s annual inflation rate ended the period higher than in May 2018. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In October 2018, the ECB further reduced its monthly bond purchases and reiterated its plan to conclude the program at the end of 2018, while keeping interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) grew in 2018’s second quarter but contracted in the third quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth accelerated in 2018’s third quarter. Russia’s annual GDP growth rate accelerated in 2018’s second quarter but moderated in the third quarter. The Bank of Russia raised its key interest rate once during the period. China’s annual GDP growth moderated in 2018’s second and third quarters. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -9.68% total return during the period.2

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlations to various markets and to each other, their risk profiles and their return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indexes (through the use of derivatives or through a position in an ETF). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on broad-based economic opportunities across numerous markets and investments. In addition, the debt securities in which the Fund may invest may have variable or fixed interest rates, may be of any maturity or credit rating, and may include sovereign debt, high yield (“junk”) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and non-hedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What are swap agreements?

Swap agreements, such as interest-rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Manager’s Discussion

During the six months under review, performance was dispersed across the Fund’s four underlying strategies, reflecting the benefits of a diversified alternatives portfolio. The long short equity and global macro strategies detracted from results, while the event driven and relative value strategies contributed. The Fund also implemented a conditional risk overlay (CRO), which supported performance as volatility returned to global equity markets. The CRO strategy was active at period-end. The allocation percentages for each strategy are listed in the Strategy Allocation table on this page.

What is a conditional risk overlay (CRO) strategy?

From time to time, the Fund’s investment manager may implement its CRO strategy, which seeks to neutralize certain market sensitivities that may exist in the Fund. The CRO strategy involves investing in derivatives or other instruments in an effort to reduce volatility and provide a hedge against market declines. When implemented, the strategy will reduce the Fund’s ability to benefit from positive market movements.

The Fund’s long short equity strategy subadvisors were Chilton Investment, Impala Asset Management, Jennison Associates, Portland Hill Asset Management and Wellington Management. While Chilton delivered positive performance, the other subadvisors experienced negative returns, with Impala and Portland Hill among the worst performers. In terms of aggregate sector performance, the top detractors were consumer discretionary, information technology and industrials, due to net long positioning in these sectors. Conversely, long positioning in consumer staples and communication services made positive contributions.

The Fund allocated assets to two new global macro strategy subadvisors in July: discretionary subadvisor H2O AM and systematic subadvisor Grantham, Mayo, Van Otterloo & Co. They

Strategy Allocation*
Based on Total Investments as of 11/30/18
Strategy	Long Positions	Short Positions
Relative Value	40.4%	-16.3%
Long Short Equity	40.3%	-24.3%
Event Driven	21.8%	-8.7%
Global Macro	48.7%	-92.2%
Risk Overlay	0.00%	-3.32%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Subadvisors
11/30/18

Long Short Equity
Chilton Investment Company, LLC
Impala Asset Management LLC
Jennison Associates, LLC
Portland Hill Asset Management Limited
Wellington Management Company, LLP

Relative Value
Chatham Asset Management, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.

Event Driven
Bardin Hill Arbitrage IC Management LP
P. Schoenfeld Asset Management L.P.

Global Macro
Emso Asset Management Limited
Graham Capital Management, L.P.
Grantham, Mayo, Van Otterloo & Co. LLC
H2O AM LLP

joined existing subadvisors Graham Capital Management and Emso Asset Management. Emso contributed a modest gain for the six-month period, while Graham weakened performance. The two new subadvisors also detracted from results for the partial period in which they were allocated assets. The strategy was generally positioned short in equity indexes, which hindered returns. In contrast, short positioning in non-U.S. currencies and interest-rate derivatives benefited performance.

The Fund’s two event driven strategy subadvisors strengthened returns: P. Schoenfeld Asset Management and Bardin Hill Arbitrage IC Management (formerly Halcyon Arbitrage IC Management). The strategy benefited from robust mergers-and-acquisitions activity over the period. In terms of aggregate sector performance, health care, consumer discretionary and utilities strengthened returns. Conversely,

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

telecommunication services and consumer staples weakened returns.

The Fund’s relative value strategy subadvisors were Basso Capital Management, Chatham Asset Management, Lazard Asset Management and Loomis Sayles & Company. During the review period, we eliminated our allocation to Basso as our outlook for the subadvisor’s strategy had not improved. Lazard and Chatham generated positive performance, while Loomis’s return was generally flat. Basso had a negative impact on performance. In terms of aggregate sector performance, consumer discretionary, communication services and industrials contributed. In contrast, long exposures to the energy and financials sectors detracted from the strategy’s performance.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

Brooks Ritchey Co-Lead Portfolio Manager

Robert Christian Co-Lead Portfolio Manager

Anthony Zanolla, CFA Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	-0.79%	-6.23%
1-Year	+0.50%	-5.01%
5-Year	+15.33%	+1.73%
Since Inception (10/11/13)	+17.98%	+2.14%

Advisor
6-Month	-0.61%	-0.61%
1-Year	+0.76%	+0.76%
5-Year	+16.93%	+3.18%
Since Inception (10/11/13)	+19.62%	+3.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver
A	2.61%	2.82%
Advisor	2.36%	2.57%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Lower-rated or high-yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19 and a fee waiver related to the management fee paid by a subsidiary. The Fund also has a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waivers; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$992.10	$12.88	$1,012.13	$13.01	2.58%
C	$1,000	$987.60	$16.59	$1,008.37	$16.77	3.33%
R	$1,000	$990.40	$14.12	$1,010.88	$14.27	2.83%
R6	$1,000	$993.90	$11.20	$1,013.84	$11.31	2.24%
Advisor	$1,000	$993.90	$11.65	$1,013.39	$11.76	2.33%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014[a]
Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.38	$11.14	$10.55	$11.16	$10.64	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	— [d]	0.01	0.03	(0.05)	(0.11)	(0.02)

Net realized and unrealized gains (losses)	(0.09)	0.38	0.61	(0.38)	0.70	0.70

Total from investment operations	(0.09)	0.39	0.64	(0.43)	0.59	0.68

Less distributions from:

Net investment income	—	(0.15)	(0.05)	(0.14)	(0.07)	(0.04)

Net realized gains	—	—	—	(0.04)	—	—

Total distributions	—	(0.15)	(0.05)	(0.18)	(0.07)	(0.04)

Net asset value, end of period	$11.29	$11.38	$11.14	$10.55	$11.16	$10.64

Total return[e]	(0.79)%	3.57%	6.07%	(3.89)%	5.53%	6.82%

Ratios to average net assets[f]

Expenses before waiver, payments by affiliates and expense reduction[g]	2.77%	2.81%	3.07%	3.22%	3.40%	3.33%

Expenses net of waiver, payments by affiliates and expense reduction[g]	2.58%	2.59%	2.73%	2.88% [h]	2.99% [h]	2.83%

Expenses incurred in connection with securities sold short	0.38%	0.39%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	0.09%	0.06%	0.10%	(0.44)%	(0.95)%	(0.35)%

Supplemental data

Net assets, end of period (000’s)	$107,205	$119,214	$119,385	$177,412	$148,991	$96,889

Portfolio turnover rate	105.03%	234.77%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

hBenefit of expense reduction rounds to less than 0.01%.

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CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014[a]
Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.25	$11.00	$10.45	$11.09	$10.60	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.04)	(0.08)	(0.04)	(0.12)	(0.17)	(0.08)

Net realized and unrealized gains (losses)	(0.10)	0.39	0.59	(0.39)	0.69	0.72

Total from investment operations	(0.14)	0.31	0.55	(0.51)	0.52	0.64

Less distributions from:

Net investment income	—	(0.06)	—	(0.09)	(0.03)	(0.04)

Net realized gains	—	—	—	(0.04)	—	—

Total distributions	—	(0.06)	—	(0.13)	(0.03)	(0.04)

Net asset value, end of period	$11.11	$11.25	$11.00	$10.45	$11.09	$10.60

Total return[d]	(1.24)%	2.82%	5.26%	(4.62)%	4.87%	6.42%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.52%	3.56%	3.79%	3.96%	4.04%	4.03%

Expenses net of waiver, payments by affiliates and expense reduction[f]	3.33%	3.34%	3.45%	3.62% [g]	3.63% [g]	3.53%

Expenses incurred in connection with securities sold short	0.38%	0.39%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	(0.66)%	(0.69)%	(0.62)%	(1.18)%	(1.59)%	(1.05)%

Supplemental data

Net assets, end of period (000’s)	$48,234	$53,196	$55,496	$71,154	$37,937	$16,618

Portfolio turnover rate	105.03%	234.77%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014[a]
Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.42	$11.17	$10.61	$11.15	$10.62	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.01)	(0.02)	(0.25)	(0.10)	(0.16)	(0.05)

Net realized and unrealized gains (losses)	(0.10)	0.39	0.86	(0.40)	0.73	0.71

Total from investment operations	(0.11)	0.37	0.61	(0.50)	0.57	0.66

Less distributions from:

Net investment income	—	(0.12)	(0.05)	—	(0.04)	(0.04)

Net realized gains	—	—	—	(0.04)	—	—

Total distributions	—	(0.12)	(0.05)	(0.04)	(0.04)	(0.04)

Net asset value, end of period	$11.31	$11.42	$11.17	$10.61	$11.15	$10.62

Total return[d]	(0.96)%	3.28%	5.79%	(4.51)%	5.39%	6.62%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.02%	3.06%	3.32%	3.46%	3.57%	3.63%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.83%	2.84%	2.98%	3.12% [g]	3.16% [g]	3.13%

Expenses incurred in connection with securities sold short	0.38%	0.39%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	(0.16)%	(0.19)%	(0.15)%	(0.68)%	(1.12)%	(0.65)%

Supplemental data

Net assets, end of period (000’s)	$709	$648	$597	$341	$9,173	$11,660

Portfolio turnover rate	105.03%	234.77%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

gBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014[a]
Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.41	$11.17	$10.59	$11.18	$10.66	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.02	0.03	0.02	(0.01)	(0.08)	(0.01)

Net realized and unrealized gains (losses)	(0.09)	0.40	0.65	(0.37)	0.70	0.71

Total from investment operations	(0.07)	0.43	0.67	(0.38)	0.62	0.70

Less distributions from:

Net investment income	—	(0.19)	(0.09)	(0.17)	(0.10)	(0.04)

Net realized gains	—	—	—	(0.04)	—	—

Total distributions	—	(0.19)	(0.09)	(0.21)	(0.10)	(0.04)

Net asset value, end of period	$11.34	$11.41	$11.17	$10.59	$11.18	$10.66

Total return[d]	(0.61)%	3.83%	6.40%	(3.45)%	5.80%	7.02%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.43%	2.46%	2.73%	2.87%	2.98%	3.19%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.24%	2.24%	2.39%	2.53% [g]	2.60% [g]	2.69%

Expenses incurred in connection with securities sold short	0.38%	0.39%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	0.43%	0.41%	0.44%	(0.09)%	(0.56)%	(0.21)%

Supplemental data

Net assets, end of period (000’s)	$36,849	$31,805	$265,247	$265,517	$239,754	$215,526

Portfolio turnover rate	105.03%	234.77%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014[a]
Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.40	$11.16	$10.58	$11.18	$10.65	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.02	0.04	0.04	(0.02)	(0.02)	(0.02)

Net realized and unrealized gains (losses)	(0.09)	0.38	0.62	(0.38)	0.64	0.71

Total from investment operations	(0.07)	0.42	0.66	(0.40)	0.62	0.69

Less distributions from:

Net investment income	—	(0.18)	(0.08)	(0.16)	(0.09)	(0.04)

Net realized gains	—	—	—	(0.04)	—	—

Total distributions	—	(0.18)	(0.08)	(0.20)	(0.09)	(0.04)

Net asset value, end of period	$11.33	$11.40	$11.16	$10.58	$11.18	$10.65

Total return[d]	(0.61)%	3.75%	6.29%	(3.58)%	5.88%	6.92%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.52%	2.56%	2.82%	2.96%	3.07%	3.21%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.33%	2.34%	2.48%	2.62% [g]	2.66% [g]	2.71%

Expenses incurred in connection with securities sold short	0.38%	0.39%	0.53%	0.67%	0.65%	0.56%

Net investment income (loss)	0.34%	0.31%	0.35%	(0.18)%	(0.62)%	(0.23)%

Supplemental data

Net assets, end of period (000’s)	$996,625	$896,278	$674,828	$722,216	$329,139	$54,593

Portfolio turnover rate	105.03%	234.77%	209.45%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

gBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2018 (unaudited)

Franklin K2 Alternative Strategies Fund
		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests 45.5%
	Aerospace & Defense 1.1%
	The Boeing Co.	United States	15,634	$5,421,246
a	Esterline Technologies Corp.	United States	13,610	1,615,915
	Harris Corp.	United States	16,085	2,299,351
b	Heico Corp.	United States	34,337	2,902,163
a	Kratos Defense & Security Solutions Inc.	United States	20,964	278,821
	United Technologies Corp.	United States	2,561	312,042

				12,829,538

	Air Freight & Logistics 0.8%
a	CEVA Logistics AG	Switzerland	174,746	5,221,128
b	FedEx Corp.	United States	16,539	3,787,431

				9,008,559

	Airlines 0.6%
	Alaska Air Group Inc.	United States	12,088	885,567
c	Delta Air Lines Inc.	United States	987	59,921
a	Jetblue Airways Corp.	United States	45,064	879,649
b	Southwest Airlines Co.	United States	60,318	3,293,966
a	Spirit Airlines Inc.	United States	5,480	351,377
a	United Continental Holdings Inc.	United States	14,728	1,424,198

				6,894,678

	Automobiles 0.4%
	Thor Industries Inc.	United States	62,618	4,246,127

	Banks 0.8%
	Bank of America Corp.	United States	177,367	5,037,223
	Barclays PLC	United Kingdom	108,406	224,995
	Cadence Bancorp, A	United States	36,621	751,097
c	Citigroup Inc.	United States	873	56,561
c	JPMorgan Chase & Co.	United States	34,925	3,883,311

				9,953,187

	Beverages 0.6%
b	Brown-Forman Corp., B	United States	1,236	58,982
b	Constellation Brands Inc., A	United States	14,720	2,881,587
	Davide Campari-Milano SpA	Italy	523,898	4,377,135
c	Molson Coors Brewing Co., B	United States	865	56,891

				7,374,595

	Biotechnology 3.4%
c	Abbvie Inc.	United States	634	59,767
a	Aeglea BioTherapeutics Inc.	United States	19,046	160,367
a	Agios Pharmaceuticals Inc.	United States	3,937	259,055
a	Aileron Therapeutics Inc.	United States	6,614	14,352
a	Aimmune Therapeutics Inc.	United States	9,493	225,459
a	Alexion Pharmaceuticals Inc.	United States	13,766	1,695,283
a	Allakos Inc.	United States	7,213	424,918
a	Allogene Therapeutics Inc.	United States	14,136	442,174
c	Amgen Inc.	United States	292	60,809
a	Amicus Therapeutics Inc.	United States	102,944	1,136,502
a	AnaptysBio Inc.	United States	1,893	141,180
a	Apellis Pharmaceuticals Inc.	United States	12,096	185,553

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Biotechnology (continued)
a	Arbutus Biopharma Corp.	Canada	5,156	$22,480
a	Argenx SE, ADR	Netherlands	6,563	635,102
a,d	Ascletis Pharma Inc., 144A	China	143,510	132,431
a	Audentes Therapeutics Inc.	United States	22,325	545,846
a,e	Autolus Therapeutics PLC, ADR	United Kingdom	2,607	101,725
a	BioCryst Pharmaceuticals Inc.	United States	78,595	721,502
a,b	BioMarin Pharmaceutical Inc.	United States	36,341	3,489,826
a	Bluebird Bio Inc.	United States	11,977	1,471,854
a	Blueprint Medicines Corp.	United States	4,563	261,779
a	Celgene Corp.	United States	10,935	789,726
a	CRISPR Therapeutics AG	Switzerland	10,798	413,887
a	DBV Technologies SA, ADR	France	25,630	387,013
a	Eiger Biopharmaceuticals Inc.	United States	20,581	218,364
a	Epizyme Inc.	United States	44,721	331,830
a,b	Exact Sciences Corp.	United States	23,739	1,851,167
a	Fate Therapeutics Inc.	United States	5,718	87,828
a	Fibrogen Inc.	United States	7,430	322,165
c	Gilead Sciences Inc.	United States	787	56,617
a	GlycoMimetics Inc.	United States	33,674	386,914
a	Heron Therapeutics Inc.	United States	5,644	162,152
a	Immunogen Inc.	United States	23,995	132,212
a	Immunomedics Inc.	United States	51,880	1,042,269
a,d	Innovent Biologics Inc., 144A	China	19,463	52,862
a	Kodiak Sciences Inc.	United States	19,599	181,291
a,e	La Jolla Pharmaceutical Co.	United States	28,847	417,416
a	Madrigal Pharmaceuticals Inc.	United States	4,689	542,283
a	Mirati Therapeutics Inc.	United States	10,266	396,165
a	Natera Inc.	United States	49,672	860,319
a	Neurocrine Biosciences Inc.	United States	10,894	961,613
a	ProQR Therapeutics NV	Netherlands	46,615	888,482
a	Proteostasis Therapeutics Inc.	United States	72,767	368,929
a	Repligen Corp.	United States	5,188	335,508
a	Retrophin Inc.	United States	14,446	354,505
a	Rubius Therapeutics Inc.	United States	11,804	252,370
a,b	Sage Therapeutics Inc.	United States	18,388	2,119,953
a,b	Sarepta Therapeutics Inc.	United States	22,629	2,929,777
b	Shire PLC, ADR	United Kingdom	41,676	7,317,472
	Shire PLC	United Kingdom	22,284	1,291,982
a	Solid Biosciences Inc.	United States	16,150	503,557
a	Spring Bank Pharmaceuticals Inc.	United States	13,047	146,648
a,e	Sutro Biopharma Inc.	United States	3,907	40,984
a	Tesaro Inc.	United States	9,075	420,899
a	Unum Therapeutics Inc.	United States	14,530	100,257
a	Vertex Pharmaceuticals Inc.	United States	8,118	1,467,653
a,e	Viking Therapeutics Inc.	United States	10,892	122,971

				40,444,004

	Building Products 0.4%
	USG Corp.	United States	124,769	5,370,058

	Capital Markets 0.2%
d	Anima Holding SpA, 144A	Italy	131,081	548,774

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
	Moody’s Corp.	United States	14,707	$2,339,442
c	Morgan Stanley	United States	169	7,502

				2,895,718

	Chemicals 1.2%
a,b	Ingevity Corp.	United States	30,580	2,997,146
b	Linde PLC	United Kingdom	11,213	1,783,428
b	The Sherwin-Williams Co.	United States	22,645	9,603,065
a,f,g	TerraVia Holdings Inc., Contingent Distribution	United States	1,117,000	—

				14,383,639

	Commercial Services & Supplies 0.8%
	Atento SA	Spain	144,493	723,910
	Cintas Corp.	United States	22,123	4,145,408
	Edenred	France	25,763	982,325
	Republic Services Inc., A	United States	47,873	3,702,498
c	Waste Management Inc.	United States	337	31,594

				9,585,735

	Communications Equipment 0.8%
a	ARRIS International PLC	United States	181,044	5,594,259
c	Cisco Systems Inc.	United States	1,244	59,550
a	Commscope Holding Co. Inc.	United States	74,739	1,352,776
a	Mitel Networks Corp.	Canada	94,865	1,057,745
	Motorola Solutions Inc.	United States	12,930	1,697,063
a	Quantenna Communications Inc.	United States	11,578	173,438

				9,934,831

	Construction Materials 0.2%
a	Cemex SAB de CV, ADR	Mexico	72,599	373,159
	HeidelbergCement AG	Germany	32,396	2,152,863

				2,526,022

	Consumer Finance 0.0%†
c	Capital One Financial Corp.	United States	627	56,229

	Containers & Packaging 0.6%
b	Ball Corp.	United States	148,833	7,309,189

	Diversified Consumer Services 0.1%
a	Frontdoor Inc.	United States	50,506	1,176,285

	Diversified Financial Services 0.0%†
a	ARYA Sciences Acquisition Corp.	United States	18,316	188,655
	Element Fleet Management Corp.	Canada	10,299	54,648

				243,303

	Diversified Telecommunication Services 0.3%
a,d	China Tower Corp. Ltd., H, 144A	China	3,266,000	484,223
	China Unicom Hong Kong Ltd., ADR	China	54,511	639,959
a	ORBCOMM Inc.	United States	47,040	445,939
a	Telecom Italia SpA	Italy	1,365,663	888,683
b	Verizon Communications Inc.	United States	25,142	1,516,063

				3,974,867

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Electric Utilities 0.0%†
c	FirstEnergy Corp.	United States	1,473	$55,723
	PPL Corp.	United States	1,791	54,787

				110,510

	Electrical Equipment 0.0%†
c	Eaton Corp. PLC	United States	626	48,164

	Electronic Equipment, Instruments & Components 0.5%
	Chroma Ate Inc.	Taiwan	85,000	328,393
a	Fabrinet	Thailand	9,560	504,099
a	Flex Ltd.	Singapore	262,885	2,300,244
a	Itron Inc.	United States	25,683	1,390,991
a	Zebra Technologies Corp., A	United States	5,331	958,514

				5,482,241

	Energy Equipment & Services 0.4%
a	Ocean Rig UDW Inc., A	United States	159,049	4,410,429

	Entertainment 1.8%
	Entertainment One Ltd.	Canada	81,329	381,162
a	NetFlix Inc.	United States	7,751	2,217,794
a	Nexon Co. Ltd.	Japan	51,360	607,189
a	Spotify Technology SA	United States	8,309	1,133,181
b	Twenty-First Century Fox Inc., A	United States	214,489	10,610,771
c	Viacom Inc., B	United States	1,732	53,449
	Vivendi SA	France	74,501	1,855,546
	The Walt Disney Co.	United States	36,840	4,254,652

				21,113,744

	Equity Real Estate Investment Trusts (REITs) 0.6%
	Gaming And Leisure Properties Inc.	United States	1,714	59,013
	Host Hotels & Resorts Inc.	United States	14,861	282,359
a	Lasalle Hotel Properties	United States	217,651	6,977,891
a	Uniti Group Inc.	United States	2,906	57,917

				7,377,180

	Food & Staples Retailing 0.4%
	Costco Wholesale Corp.	United States	18,632	4,309,209
c	Walgreens Boots Alliance Inc.	United States	688	58,253

				4,367,462

	Food Products 0.1%
	Chocoladefabriken Lindt & Spruengli AG	Switzerland	15	1,205,645

	Health Care Equipment & Supplies 1.2%
	Abbott Laboratories	United States	22,556	1,670,272
a	ABIOMED Inc.	United States	878	292,093
a	Align Technology Inc.	United States	3,418	785,764
a	Axogen Inc.	United States	12,506	418,701
a	Boston Scientific Corp.	United States	44,362	1,671,116
a,b	DexCom Inc.	United States	10,652	1,380,393
a	Edwards Lifesciences Corp.	United States	8,398	1,360,560
a	IDEXX Laboratories Inc.	United States	14,029	2,858,548
a	Inogen Inc.	United States	1,996	294,131

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Health Care Equipment & Supplies (continued)
a	Insulet Corp.	United States	1,762	$147,885
a	Intuitive Surgical Inc.	United States	2,957	1,569,783
a	iRhythm Technologies Inc.	United States	3,719	275,503
c	Medtronic PLC	United States	172	16,775
a	Nevro Corp.	United States	9,902	411,032
	Teleflex Inc.	United States	2,850	784,947

				13,937,503

	Health Care Providers & Services 2.4%
c	AmerisourceBergen Corp., A	United States	621	55,207
	Anthem Inc.	United States	4,672	1,355,207
a,b	Centene Corp.	United States	15,676	2,229,911
b	Cigna Corp.	United States	11,077	2,474,380
	CVS Health Corp.	United States	63,998	5,132,616
a,b	Express Scripts Holding Co.	United States	81,326	8,252,149
a	Guardant Health Inc.	United States	8,009	286,162
a	Healthequity Inc.	United States	4,304	381,722
b	Humana Inc.	United States	7,678	2,529,671
c	McKesson Corp.	United States	435	54,157
b,c	UnitedHealth Group Inc.	United States	21,303	5,993,812

				28,744,994

	Health Care Technology 0.1%
a	Inspire Medical Systems Inc.	United States	1,855	85,219
a	Tabula Rasa HealthCare Inc.	United States	10,326	779,406
a	Teladoc Health Inc.	United States	4,779	298,449

				1,163,074

	Hotels, Restaurants & Leisure 0.7%
a	Belmond Ltd., A	United Kingdom	24,774	450,887
b	Domino’s Pizza Inc.	United States	9,885	2,741,308
e	Papa John’s International Inc.	United States	31,596	1,516,292
	Royal Caribbean Cruises Ltd.	United States	32,837	3,712,880
a	Seaworld Entertainment Inc.	United States	15,011	427,513
c	Yum! Brands Inc.	United States	634	58,467

				8,907,347

	Household Durables 0.3%
a	Mohawk Industries Inc.	United States	2,175	278,531
a	NVR Inc.	United States	688	1,685,600
a	Sodastream International Ltd.	Israel	8,408	1,207,809

				3,171,940

	Industrial Conglomerates 0.0%†
	Smiths Group PLC	United Kingdom	17,888	316,718

	Insurance 0.8%
c	Aflac Inc.	United States	1,229	56,215
	Aspen Insurance Holdings Ltd.	Bermuda	130,417	5,459,256
	Kemper Corp.	United States	22,724	1,729,296
c	MetLife Inc.	United States	1,245	55,564
	Principal Financial Group Inc.	United States	1,149	56,669
c	Prudential Financial Inc.	United States	598	56,069

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Insurance (continued)
	RSA Insurance Group PLC	United Kingdom	44,331	$306,506
a,e	Trupanion Inc.	United States	52,610	1,574,617

				9,294,192

	Interactive Media & Services 1.4%
a,b	Alphabet Inc., A	United States	4,620	5,126,583
a	Alphabet Inc., C	United States	1,643	1,798,148
a,b	Facebook Inc., A	United States	29,137	4,096,953
	Tencent Holdings Ltd.	China	99,795	3,979,556
a	Yandex NV, A	Russia	43,102	1,271,509

				16,272,749

	Internet & Direct Marketing Retail 1.5%
a,b	Alibaba Group Holding Ltd., ADR	China	34,025	5,473,262
a,b	Amazon.com Inc.	United States	2,071	3,500,342
a,b	Booking Holdings Inc.	United States	1,149	2,173,770
a,d	Delivery Hero AG, 144A	Germany	9,344	339,990
a	eBay Inc.	United States	36,105	1,077,734
b	Expedia Group Inc.	United States	13,350	1,612,546
a	Just Eat PLC	United Kingdom	98,615	732,092
	NutriSystem Inc.	United States	24,025	893,490
a	Qurate Retail Inc., A	United States	66,402	1,475,452

				17,278,678

	IT Services 4.1%
c	Accenture PLC, A	United States	5,368	883,144
	Alliance Data Systems Corp.	United States	9,873	1,978,154
c	Automatic Data Processing Inc.	United States	5,405	796,805
	Booz Allen Hamilton Holding Corp., A	United States	1,100	56,441
c	Broadridge Financial Solutions Inc.	United States	537	56,852
a	EPAM Systems Inc.	United States	11,583	1,508,686
a	ExlService Holdings Inc.	United States	40,356	2,339,034
a	FleetCor Technologies Inc.	United States	19,596	3,789,866
	Genpact Ltd.	United States	111,364	3,383,238
	Global Payments Inc.	United States	36,011	4,026,390
a	GoDaddy Inc., A	United States	25,963	1,694,345
b,c	MasterCard Inc., A	United States	39,710	7,984,490
c	Paychex Inc.	United States	831	58,802
a,b	PayPal Holdings Inc.	United States	105,569	9,058,876
	Sabre Corp.	United States	2,248	57,481
a,e	StoneCo. Ltd.	Brazil	1,300	30,641
b	Total System Services Inc.	United States	30,509	2,665,571
a	VeriSign Inc.	United States	12,341	1,925,937
c	Visa Inc., A	United States	21,950	3,110,535
	Western Union Co.	United States	3,000	56,190
a,b	WEX Inc.	United States	21,123	3,273,431

				48,734,909

	Leisure Products 0.5%
b	Brunswick Corp.	United States	51,145	2,712,731
	Hasbro Inc.	United States	31,258	2,844,478

				5,557,209

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Life Sciences Tools & Services 1.6%
	Eurofins Scientific SE	Luxembourg	4,050	$1,756,065
	Gerresheimer AG	Germany	50,407	3,589,454
a,b	Illumina Inc.	United States	10,437	3,522,487
a	Iqvia Holdings Inc.	United States	27,884	3,487,452
a,b	Mettler-Toledo International Inc.	United States	2,435	1,550,267
a	Pacific Biosciences of California Inc.	United States	136,500	1,067,430
a	PRA Health Sciences Inc.	United States	6,273	732,310
a,e	Quanterix Corp.	United States	7,123	133,485
c	Thermo Fisher Scientific Inc.	United States	12,914	3,222,689

				19,061,639

	Machinery 0.3%
	Altra Industrial Motion Corp., W	United States	3	95
c	Cummins Inc.	United States	389	58,762
c	Illinois Tool Works Inc.	United States	429	59,653
c	PACCAR Inc.	United States	961	59,793
	Trinity Industries Inc.	United States	24,480	583,358
	Xylem Inc.	United States	40,603	2,963,207

				3,724,868

	Marine 0.0%†
a	Star Bulk Carriers Corp.	Greece	10,160	97,231

	Media 0.5%
c	Comcast Corp., A	United States	26,071	1,017,030
c	The Interpublic Group of Cos. Inc.	United States	2,372	55,742
	ITV PLC	United Kingdom	293,248	542,567
a	Liberty Global PLC, C	United Kingdom	55,613	1,350,840
c	Omnicom Group Inc.	United States	747	57,496
a	Postmedia Network Canada Corp.	Canada	666,338	596,803
c	Sinclair Broadcast Group Inc., A	United States	1,804	56,736
e	Sirius XM Holdings, Inc.	United States	9,107	56,737
	Stroeer SE & Co. KGaA	Germany	51,085	2,668,442

				6,402,393

	Metals & Mining 1.2%
a	AK Steel Holding Corp.	United States	6,168	18,997
	First Quantum Minerals Ltd.	Zambia	195,669	1,796,682
	Nevsun Resources Ltd.	Canada	1,396,824	6,255,299
	Teck Resources Ltd., B	Canada	264,225	5,363,768
b	Vale SA, B, ADR	Brazil	75,787	1,038,282

				14,473,028

	Multiline Retail 0.1%
c	Kohl’s Corp.	United States	695	46,683
b	Macy’s Inc.	United States	34,921	1,194,997
c	Target Corp.	United States	664	47,117

				1,288,797

	Multi-Utilities 0.1%
a	Innogy SE	Germany	22,870	959,271

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Oil, Gas & Consumable Fuels 1.1%
	Anadarko Petroleum Corp.	United States	1,101	$58,243
	Canadian Natural Resources Ltd.	Canada	2,000	50,261
c	Chevron Corp.	United States	488	58,043
c	ConocoPhillips	United States	892	59,033
	Diamondback Energy Inc.	United States	70,283	7,757,838
	EnCana Corp.	Canada	6,937	46,617
a,b	Equitrans Midstream Corp.	United States	55,091	1,229,631
c	Exxon Mobil Corp.	United States	425	33,787
a	Halcon Resources Corp., wts., 9/09/20	United States	2,159	151
b	Hess Corp.	United States	47,983	2,585,804
c	Marathon Petroleum Corp.	United States	875	57,015
c	Murphy Oil Corp.	United States	1,890	60,291
c	Occidental Petroleum Corp.	United States	795	55,865
a	Whiting Petroleum Corp.	United States	4,509	136,487
a	Wildhorse Resource Development Corp.	United States	24,103	445,423

				12,634,489

	Pharmaceuticals 1.2%
a	Aerie Pharmaceuticals Inc.	United States	21,065	840,283
c	Allergan PLC	United States	9,848	1,542,197
a	Assembly Biosciences Inc.	United States	48,611	1,253,192
	AstraZeneca PLC, ADR	United Kingdom	45,927	1,828,813
c	Bristol-Myers Squibb Co.	United States	19,389	1,036,535
a	Charlottes Web Holdings Inc.	United States	20,522	235,548
	Eli Lilly & Co.	United States	14,200	1,684,688
a	GW Pharmaceuticals PLC, ADR	United Kingdom	5,607	689,773
	Hikma Pharmaceuticals PLC	Jordan	10,168	230,755
a,d	Hua Medicine, 144A	China	113,586	110,334
c	Johnson & Johnson	United States	390	57,291
a	Marinus Pharmaceuticals Inc.	United States	27,015	126,160
c	Merck & Co. Inc.	United States	22,368	1,774,677
a	Mylan NV	United States	12,438	421,151
a	Ocular Therapeutix Inc.	United States	46,103	307,046
	Pfizer Inc.	United States	12,776	590,634
a	Restorbio Inc.	United States	29,946	391,095
a,c	Tilray Inc.	Canada	10,546	1,080,438

				14,200,610

	Professional Services 1.7%
a	CoStar Group Inc.	United States	2,592	957,459
	Dun & Bradstreet Corp.	United States	43,671	6,268,535
	Equifax Inc.	United States	23,693	2,432,560
	Experian PLC	United Kingdom	65,899	1,600,913
a,b	Huron Consulting Group Inc.	United States	20,236	1,126,538
d	Intertrust NV, 144A	Netherlands	219,998	3,529,193
c	Robert Half International Inc.	United States	895	55,338
	TransUnion	United States	27,503	1,775,869
a	TriNet Group Inc.	United States	53,527	2,457,425

				20,203,830

	Road & Rail 1.1%
b	CSX Corp.	United States	82,153	5,966,772

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Road & Rail (continued)
	Norfolk Southern Corp.	United States	19,519	$3,332,674
b	Old Dominion Freight Line Inc.	United States	9,163	1,252,857
b	Union Pacific Corp.	United States	17,132	2,634,559

				13,186,862

	Semiconductors & Semiconductor Equipment 1.2%
a,b	Advanced Micro Devices Inc.	United States	55,002	1,171,543
b,c	Broadcom Inc.	United States	1,841	437,072
a	First Solar Inc.	United States	5,537	246,120
a	FormFactor Inc.	United States	75,130	1,238,894
a	Integrated Device Technology Inc.	United States	139,528	6,688,972
c	Intel Corp.	United States	1,198	59,073
	KLA-Tencor Corp.	United States	4,453	438,888
	Marvell Technology Group Ltd.	Bermuda	24,754	398,787
	Microchip Technology Inc.	United States	5,004	375,300
	QUALCOMM Inc.	United States	12,390	721,841
a,d,g	SunEdison Inc., Contingent Distribution, 144A	United States	35,000	831
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	41,842	1,572,841
	Teradyne Inc.	United States	18,879	673,791
c	Texas Instruments Inc.	United States	211	21,068

				14,045,021

	Software 3.7%
a	Adobe Inc.	United States	5,014	1,257,962
a	Atlassian Corp. PLC, A	Austrailia	17,021	1,462,785
	Blackbaud Inc.	United States	11,238	823,183
a,e	Ceridian Hcm Holding Inc.	United States	19,700	790,364
a,b	Dell Technologies Inc., V	United States	83,110	8,766,443
a	Gemalto NV	Netherlands	17,574	1,005,923
a	Guidewire Software Inc.	United States	20,982	1,950,487
a	HubSpot Inc.	United States	8,505	1,182,450
c	Intuit Inc.	United States	14,486	3,107,682
b,c	Microsoft Corp.	United States	100,788	11,176,381
a	Red Hat Inc.	United States	32,258	5,759,988
a	RingCentral Inc., A	United States	12,109	1,003,836
a,b	Salesforce.com Inc.	United States	14,274	2,037,756
a	ServiceNow Inc.	United States	9,165	1,698,000
a	Workday Inc., A	United States	11,090	1,818,760
a	Zscaler Inc.	United States	10,200	400,452

				44,242,452

	Specialty Retail 1.3%
c	American Eagle Outfitters Inc.	United States	2,725	57,034
c	Best Buy Co. Inc.	United States	845	54,579
a	Carmax Inc.	United States	41,211	2,722,811
c	Dick’s Sporting Goods Inc.	United States	1,509	54,294
b,c	The Home Depot Inc.	United States	46,042	8,302,293
a	Hudson Ltd., A	United Kingdom	41,296	856,892
a,b	MarineMax Inc.	United States	25,485	541,047
	Pets at Home Group PLC	United Kingdom	166,908	272,445
a	Sports Direct International PLC	United Kingdom	155,760	575,183

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Specialty Retail (continued)
	Tiffany & Co.	United States	16,046	$1,460,186

				14,896,764

	Technology Hardware, Storage & Peripherals 0.3%
	Apple Inc.	United States	18,200	3,250,156
a	Cray Inc.	United States	23,704	621,282
c	Hewlett Packard Enterprise Co.	United States	3,703	55,545

				3,926,983

	Textiles, Apparel & Luxury Goods 0.3%
a	Lululemon Athletica Inc.	United States	2,146	284,452
a,b	Michael Kors Holdings Ltd.	United States	44,270	1,936,812
b	Tapestry Inc.	United States	41,204	1,604,072

				3,825,336

	Tobacco 0.0%†
c	Altria Group Inc.	United States	931	51,047

	Trading Companies & Distributors 0.3%
	Brenntag AG	Germany	81,642	3,773,809

	Transportation Infrastructure 0.1%
	BBA Aviation PLC	United Kingdom	291,364	882,134

	Wireless Telecommunication Services 0.3%
	Millicom International Cellular SA, IDR	Colombia	27,552	1,622,192
a,b	T-Mobile U.S. Inc.	United States	19,026	1,302,330
b	Vodafone Group PLC, ADR	United Kingdom	5,878	126,318

				3,050,840

	Total Common Stocks and Other Equity Interests (Cost $471,144,641)			540,628,656

	Exchange Traded Funds 0.5%
b	Financial Select Sector SPDR ETF	United States	9,155	246,910
	Invesco QQQ Trust Series 1	United States	1,755	297,244
	iShares China Large-Capital ETF	United States	4,505	189,300
b	iShares MSCI Emerging Markets ETF	United States	12,317	505,983
b	iShares Russell 2000 ETF	United States	15,075	2,300,747
b	SPDR EURO STOXX 50 ETF	Euro Community	6,359	223,074
b	SPDR S&P 500 ETF Trust	United States	7,108	1,959,320

	Total Exchange Traded Funds (Cost $5,592,530)			5,722,578

	Convertible Preferred Stocks (Cost $86,130) 0.0%†
	Oil, Gas & Consumable Fuels 0.0%†
a	Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	83,400

	Preferred Stocks 0.0%†
	Food Products 0.0%†
a	Bunge Ltd., 4.875%, cvt. pfd.	United States	2,819	281,618

	Diversified Financial Services 0.0%†
a,f	Aergen Structured Investments Cayman Blocker LLC, pfd.	Ireland	4,480	4

	Total Preferred Stocks (Cost $269,731)			281,622

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds 6.4%
	Air Freight & Logistics 0.1%
b	Atlas Air Worldwide Holdings Inc., senior note, 1.875%, 6/01/24	United States	680,000		$732,105

	Banks 0.0%†
d	Hope Bancorp Inc., senior bond, 144A, 2.00%, 5/15/38	United States	559,000		499,715

	Biotechnology 0.6%
	Alder Biopharmaceuticals Inc., senior note, 2.50%, 2/01/25	United States	354,000		326,810
b,d	Amicus Therapeutics Inc., senior note, 144A, 3.00%, 12/15/23	United States	963,000		1,887,363
e	BioMarin Pharmaceutical Inc., senior sub. note, 0.599%, 8/01/24	United States	270,000		284,277
	Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	50,000		46,148
	Ionis Pharmaceuticals Inc., senior note, 1.00%, 11/15/21	United States	215,000		238,476
d	Karyopharm Therapeutics Inc., senior note, 144A, 3.00%, 10/15/25	United States	552,000		513,209
d	Ligand Pharmaceuticals Inc., senior note, 144A, 0.75%, 5/15/23	United States	684,000		637,720
b	Neurocrine Biosciences Inc., senior note, 2.25%, 5/15/24	United States	522,000		701,438
b	PDL BioPharma Inc., senior note, 2.75%, 12/01/21	United States	694,000		726,098
	Radius Health Inc., senior note, 3.00%, 9/01/24	United States	684,000		526,415
	Repligen Corp., senior note, 2.125%, 6/01/21	United States	324,000		667,264
	Retrophin Inc., senior note, 2.50%, 9/15/25	United States	555,000		512,753

					7,067,971

	Building Products 0.0%†
d,e	Patrick Industries Inc., senior note, 144A, 1.00%, 2/01/23	United States	540,000		437,846

	Capital Markets 0.1%
b,d	Cowen Inc., senior note, 144A, 3.00%, 12/15/22	United States	465,000		511,035

	Chemicals 0.0%†
h	Mitsubishi Chemical Holdings Corp., senior note, Reg S, zero cpn., 3/30/22	Japan	30,000,000	JPY	273,818

	Commercial Services & Supplies 0.1%
	RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	787,000		795,638
	Team Inc., senior note, 5.00%, 8/01/23	United States	520,000		554,388

					1,350,026

	Communications Equipment 0.2%
	CalAmp Corp., senior note,
	1.625%, 5/15/20	United States	325,000		315,094
	[d] 144A, 2.00%, 8/01/25	United States	411,000		356,041
	Finisar Corp., senior bond, 0.50%, 12/15/36	United States	265,000		255,228
	Infinera Corp., senior note, 2.125%, 9/01/24	United States	533,000		409,470
d	Palo Alto Networks Inc., senior note, 144A, 0.75%, 7/01/23	United States	1,175,000		1,126,966

					2,462,799

	Construction & Engineering 0.1%
d	HC2 Holdings Inc., senior note, 144A, 7.50%, 6/01/22	United States	110,000		102,850
d	KBR Inc., senior note, 144A, 2.50%, 11/01/23	United States	607,000		588,759
h	Mirait Holdings Corp., senior note, Reg S, zero cpn., 12/30/21	Japan	25,000,000	JPY	276,977
e	Tutor Perini Corp., senior note, 2.875%, 6/15/21	United States	80,000		76,900

					1,045,486

	Construction Materials 0.1%
b	Cemex SAB de CV, sub. note, 3.72%, 3/15/20	Mexico	1,736,000		1,699,685

	Consumer Finance 0.4%
b	Encore Capital Group Inc., senior note,
	2.875%, 3/15/21	United States	848,000		737,601
	3.25%, 3/15/22	United States	1,090,000		962,343

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Consumer Finance (continued)
	Ezcorp Inc., senior note,
	[b] 2.125%, 6/15/19	United States	1,524,000		$1,501,692
	[d] 144A, 2.375%, 5/01/25	United States	547,000		462,981
	PRA Group Inc., senior note,
	[b] 3.00%, 8/01/20	United States	625,000		588,352
	3.50%, 6/01/23	United States	654,000		608,890

					4,861,859

	Diversified Consumer Services 0.1%
d	Chegg Inc., senior note, 144A, 0.25%, 5/15/23	United States	706,000		843,983

	Diversified Financial Services 0.1%
d	Element Fleet Management Corp., sub. note, 144A, 5.125%, 6/30/19	Canada	886,000	CAD	663,808

	Electric Utilities 0.1%
h	The Chugoku Electric Power Co. Inc., senior note, Reg S, zero cpn., 1/24/20	Japan	30,000,000	JPY	283,455
h	Kyushu Electric Power Co. Inc., secured note, Reg S, zero cpn., 3/31/20	Japan	40,000,000	JPY	370,435

					653,890

	Electrical Equipment 0.0%†
b	SolarCity Corp., senior note, 1.625%, 11/01/19	United States	407,000		382,790

	Electronic Equipment, Instruments & Components 0.2%
b	Knowles Corp., senior note, 3.25%, 11/01/21	United States	530,000		578,665
e	Nice Systems Inc., senior note, 1.25%, 1/15/24	Israel	273,000		398,375
	OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	543,000		504,106
	Vishay Intertechnology Inc.,
	senior bond, 2.25%, 5/15/41	United States	286,000		363,313
	[d] senior note, 144A, 2.25%, 6/15/25	United States	776,000		730,433

					2,574,892

	Energy Equipment & Services 0.2%
h	Fugro NV, sub. note, Reg S,
	4.00%, 10/26/21	Netherlands	600,000	EUR	641,766
	4.50%, 11/02/24	Netherlands	300,000	EUR	346,909
	Nabors Industries Inc., senior note, 0.75%, 1/15/24	United States	135,000		90,366
	SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	715,000		679,003

					1,758,044

	Entertainment 0.1%
d	iQIYI Inc., senior note, 144A, 3.75%, 12/01/23	China	694,000		720,039
d	Live Nation Entertainment Inc., senior note, 144A, 2.50%, 3/15/23	United States	127,000		135,907
d	Sea Ltd., senior note, 144A, 2.25%, 7/01/23	Thailand	548,000		516,679

					1,372,625

	Equity Real Estate Investment Trusts (REITs) 0.2%
b	Colony Capital Inc., senior note, 3.875%, 1/15/21	United States	622,000		589,345
	iStar Inc., senior note, 3.125%, 9/15/22	United States	250,000		236,926
b	Starwood Waypoint Homes, senior note, 3.00%, 7/01/19	United States	1,653,000		1,956,325

					2,782,596

	Health Care Equipment & Supplies 0.2%
d	DexCom Inc., senior note, 144A, 0.75%, 12/01/23	United States	694,000		726,476
d	Insulet Corp., senior note, 144A, 1.375%, 11/15/24	United States	273,000		298,458

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Health Care Equipment & Supplies (continued)
h	Nipro Corp., senior note, Reg S, zero cpn., 1/29/21	Japan	40,000,000	JPY	$405,387
d	Wright Medical Group Inc., senior note, 144A, 1.625%, 6/15/23	United States	646,000		671,188

					2,101,509

	Health Care Technology 0.1%
b	Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	577,000		559,339
	Evolent Health Inc., senior note,
	2.00%, 12/01/21	United States	492,000		628,222
	[d] 144A, 1.50%, 10/15/25	United States	479,000		495,626

					1,683,187

	Hotels, Restaurants & Leisure 0.1%
	Huazhu Group Ltd., senior note, 0.375%, 11/01/22	China	740,000		742,590

	Independent Power & Renewable Electricity Producers 0.1%
d	NRG Energy Inc., senior bond, 144A, 2.75%, 6/01/48	United States	801,000		860,392

	Interactive Media & Services 0.1%
d	Momo Inc., senior note, 144A, 1.25%, 7/01/25	China	278,000		239,753
	Zillow Group Inc., senior note, 2.00%, 12/01/21	United States	751,000		765,020

					1,004,773

	Internet & Direct Marketing Retail 0.1%
	Ctrip.Com International Ltd., senior note, 1.00%, 7/01/20	China	276,000		258,405
d	MercadoLibre Inc., senior note, 144A, 2.00%, 8/15/28	Argentina	684,000		688,121
d	Wayfair Inc., senior note, 144A, 1.125%, 11/01/24	United States	555,000		617,104

					1,563,630

	IT Services 0.6%
d	Akamai Technologies Inc., senior note, 144A, 0.125%, 5/01/25	United States	774,000		739,302
b	Carbonite Inc., senior note, 2.50%, 4/01/22	United States	543,000		696,714
	CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	646,000		661,554
d	GDS Holdings Ltd., senior note, 144A, 2.00%, 6/01/25	China	557,000		459,370
b,d	MongoDB Inc., senior note, 144A, 0.75%, 6/15/24	United States	548,000		746,248
b,d	Okta Inc., senior note, 144A, 0.25%, 2/15/23	United States	695,000		1,002,838
d	Perficient Inc., senior note, 144A, 2.375%, 9/15/23	United States	548,000		509,138
b,d	Square Inc., senior note, 144A, 0.50%, 5/15/23	United States	843,000		972,175
d	Twilio Inc., senior note, 144A, 0.25%, 6/01/23	United States	581,000		860,664

					6,648,003

	Life Sciences Tools & Services 0.0%†
d	Illumina Inc., senior note, 144A, zero cpn., 8/15/23	United States	274,000		294,769

	Machinery 0.0%†
	The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	45,000		47,909
b	Navistar International Corp., senior sub. note, 4.75%, 4/15/19	United States	398,000		398,004

					445,913

	Media 0.2%
	DISH Network Corp.,
	senior bond, 3.375%, 8/15/26	United States	225,000		198,090
	senior note, 2.375%, 3/15/24	United States	370,000		308,931
	Liberty Interactive LLC,
	senior bond, 4.00%, 11/15/29	United States	1,122,000		762,960
	senior note, 3.75%, 2/15/30	United States	811,000		543,370

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Media (continued)
	Liberty Media Corp., senior bond,
	2.25%, 9/30/46	United States	24,149		$12,571
	[d] 144A, 2.25%, 12/01/48	United States	828,000		861,544

					2,687,466

	Metals & Mining 0.2%
b	Cleveland-Cliffs Inc., senior note, 1.50%, 1/15/25	United States	658,000		838,527
d	Endeavour Mining Corp., senior note, 144A, 3.00%, 2/15/23	Ivory Coast	250,000		219,225
d	First Majestic Silver Corp., senior note, 144A, 1.875%, 3/01/23	Canada	521,000		440,766
b	SSR Mining Inc., senior bond, 2.875%, 2/01/33	Canada	735,000		725,353

					2,223,871

	Mortgage Real Estate Investment Trusts (REITs) 0.0%†
	Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	293,000		278,606

	Oil, Gas & Consumable Fuels 0.3%
	Chesapeake Energy Corp., senior note, 5.50%, 9/15/26	United States	288,000		249,971
	Golar LNG Ltd., senior note, 2.75%, 2/15/22	Bermuda	543,000		551,379
	Green Plains Inc., senior note,
	[b] 3.25%, 10/01/19	United States	1,506,000		1,574,559
	4.125%, 9/01/22	United States	602,000		559,547
e	SM Energy Co., senior note, 1.50%, 7/01/21	United States	30,000		29,367
d	Teekay Corp., senior note, 144A, 5.00%, 1/15/23	Bermuda	438,000		350,123
	Whiting Petroleum Corp., senior note, 1.25%, 4/01/20	United States	45,000		42,718

					3,357,664

	Personal Products 0.1%
d	Herbalife Nutrition Ltd., senior note, 144A, 2.625%, 3/15/24	United States	518,000		568,287

	Pharmaceuticals 0.3%
d	Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	929,000	CAD	884,495
b	Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	781,000		864,584
	The Medicines Co., senior note, 2.50%, 1/15/22	United States	547,000		510,954
	Pacira Pharmaceuticals Inc., senior note, 2.375%, 4/01/22	United States	554,000		580,609
b,d	Tilray Inc., senior note, 144A, 5.00%, 10/01/23	Canada	1,094,000		928,290

					3,768,932

	Professional Services 0.0%†
d	FTI Consulting Inc., senior note, 144A, 2.00%, 8/15/23	United States	416,000		400,067

	Real Estate Management & Development 0.0%†
	Forestar Group Inc., senior note, 3.75%, 3/01/20	United States	445,000		438,424

	Semiconductors & Semiconductor Equipment 0.3%
	Advanced Micro Devices Inc., senior note, 2.125%, 9/01/26	United States	219,000		602,640
d	Cree Inc., senior note, 144A, 0.875%, 9/01/23	United States	718,000		707,098
	Inphi Corp., senior note, 0.75%, 9/01/21	United States	515,000		509,850
b	Microchip Technology Inc., senior sub. bond, 1.625%, 2/15/27	United States	1,094,000		1,108,112
b	On Semiconductor Corp., senior note, 1.625%, 10/15/23	United States	735,000		849,780
	Synaptics Inc., senior note, 0.50%, 6/15/22	United States	267,000		236,157

					4,013,637

	Software 0.8%
d	Alteryx Inc., senior note, 144A, 0.50%, 6/01/23	United States	557,000		834,615
d	Atlassian Inc., senior note, 144A, 0.625%, 5/01/23	United States	729,000		896,490

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Software (continued)
d	Avaya Holdings Corp., senior note, 144A, 2.25%, 6/15/23	United States	684,000		$594,757
d	Docusign Inc., senior note, 144A, 0.50%, 9/15/23	United States	636,000		596,305
b,d	Envestnet Inc., senior note, 144A, 1.75%, 6/01/23	United States	588,000		617,755
	Everbridge Inc., senior note, 1.50%, 11/01/22	United States	274,000		465,365
d	Five9 Inc., senior note, 144A, 0.125%, 5/01/23	United States	553,000		666,603
	HubSpot Inc., senior note, 0.25%, 6/01/22	United States	400,000		617,230
d	MINDBODY Inc., senior note, 144A, 0.375%, 6/01/23	United States	534,000		464,834
d	Nutanix Inc., senior note, 144A, zero cpn., 1/15/23	United States	268,000		305,759
	PROS Holdings Inc., senior bond, 2.00%, 6/01/47	United States	749,000		704,584
d	Rapid7 Inc., senior note, 144A, 1.25%, 8/01/23	United States	752,000		768,321
	Rovi Corp., senior note, 0.50%, 3/01/20	United States	55,000		52,347
	Servicenow Inc., senior note, zero cpn., 6/01/22	United States	590,000		855,155
d	Splunk Inc., senior note, 144A, 0.50%, 9/15/23	United States	684,000		687,254
	Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	70,000		69,570

					9,196,944

	Technology Hardware, Storage & Peripherals 0.1%
d	Electronics For Imaging Inc., senior note, 144A, 2.25%, 11/15/23	United States	402,000		409,729
d	Western Digital Corp., senior note, 144A, 1.50%, 2/01/24	United States	578,000		481,604

					891,333

	Wireless Telecommunication Services 0.1%
d	Boingo Wireless Inc., senior note, 144A, 1.00%, 10/01/23	United States	547,000		497,940
b,d	NII Holdings Inc., senior note, 144A, 4.25%, 8/15/23	United States	745,000		817,223

					1,315,163

	Total Convertible Bonds (Cost $76,588,044)				76,460,133

	Corporate Bonds and Notes 12.9%
	Aerospace & Defense 0.0%†
d	Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000		223,020
d	TransDigm UK Holdings PLC, senior note, 144A, 6.875%, 5/15/26	United States	215,000		212,850

					435,870

	Automobiles 0.1%
d,i	BMW US Capital LLC, senior note, 144A, FRN, 2.747%, (3-Month USD LIBOR + 0.41%), 4/12/21	Germany	465,000		462,599
i	General Motors Financial Co. Inc., senior note, FRN, 3.189%, (3-Month USD LIBOR + 0.85%), 4/09/21	United States	275,000		273,227
d	Nissan Motor Acceptance Corp., senior note, 144A, 3.65%, 9/21/21	United States	375,000		371,546
i	Toyota Motor Credit Corp., senior note, FRN, 2.726%, (3-Month USD LIBOR + 0.39%), 1/17/19	United States	40,000		40,013

					1,147,385

	Banks 0.5%
d	Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	30,436
i	Bank of America Corp., senior note, FRN, 3.379%, (3-Month USD LIBOR + 1.04%), 1/15/19	United States	20,000		20,018
i	Bank of America NA, senior note, FRN, 2.957%, (3-Month USD LIBOR + 0.25%), 8/28/20	United States	755,000		752,425
	Citibank NA, senior note, 3.05%, 5/01/20	United States	435,000		432,878
i	HSBC Holdings PLC, senior note, FRN, 2.984%, (3-Month USD LIBOR + 0.65%), 9/11/21	United Kingdom	375,000		372,363

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Banks (continued)
i	JPMorgan Chase & Co., senior note, FRN, 3.418%, (3-Month USD LIBOR + 0.68%), 6/01/21	United States	480,000	$480,020
i	JPMorgan Chase Bank NA, senior note, FRN, 2.968%, (3-Month USD LIBOR + 0.23%), 9/01/20	United States	755,000	752,767
	Mitsubishi UFJ Financial Group Inc.,
	[i] senior note, FRN, 3.158%, (3-Month USD LIBOR + 0.65%), 7/26/21	Japan	380,000	380,727
	senior note, 3.535%, 7/26/21	Japan	380,000	379,963
	Qwest Capital Funding Inc., senior bond, 6.875%, 7/15/28	United States	260,000	227,453
d,i	Standard Chartered PLC, 144A, FRN,
	senior note, 3.558%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000	198,713
	senior note, 4.247%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000	198,666
i	US Bank NA, senior note, FRN, 3.009%, (3-Month USD LIBOR + 0.38%), 11/16/21	United States	380,000	379,592
h,j	VTB Capital SA, loan participation, sub. bond, Reg S, 6.95%, 10/17/22	Russia	486,000	474,021
	Wells Fargo Bank NA, senior note, 3.625%, 10/22/21	United States	250,000	250,023

				5,330,065

	Biotechnology 0.0%†
i	Gilead Sciences Inc., senior note, FRN, 2.558%, (3-Month USD LIBOR + 0.22%), 3/20/19	United States	430,000	430,083

	Capital Markets 0.0%†
i	The Bank of New York Mellon, senior note, FRN, 3.036%, (3-Month USD LIBOR + 0.30%), 12/04/20	United States	385,000	384,796

	Chemicals 0.0%†
e	Hexion Inc. / Hexion Nova Scotia Finance ULC, secured note, 9.00%, 11/15/20	United States	1,019,000	489,120

	Commercial Services & Supplies 1.8%
d	GFL Environmental Inc., senior note, 144A, 5.625%, 5/01/22	Canada	676,000	637,130
d	Harland Clarke Holdings Corp., 144A,
	[b] senior note, 9.25%, 3/01/21	United States	14,203,500	13,173,746
	senior secured note, 8.375%, 8/15/22	United States	388,000	360,840
	R.R. Donnelley & Sons Co.,
	senior bond, 8.875%, 4/15/21	United States	141,000	149,812
	senior bond, 6.50%, 11/15/23	United States	2,789,000	2,761,110
	senior bond, 6.00%, 4/01/24	United States	2,557,000	2,525,038
	senior bond, 6.625%, 4/15/29	United States	201,000	188,940
	senior note, 7.00%, 2/15/22	United States	1,497,000	1,504,485

				21,301,101

	Construction & Engineering 0.0%†
	Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	98,000	100,470

	Consumer Finance 0.7%
i	American Express Co., senior note, FRN, 3.192%, (3-Month USD LIBOR + 0.60%), 11/05/21	United States	260,000	259,687
d	Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	4,917,000	4,806,367
	Navient Corp., senior note, 6.75%, 6/15/26	United States	2,656,000	2,410,320

				7,476,374

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Diversified Financial Services 1.1%
d,i	Banco Supervielle SA, senior note, 144A, FRN, 39.125%, (ARS Badlar + 4.50%), 8/09/20	Argentina	3,800,000	ARS	$93,301
d	Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	795,000,000	COP	249,494
	Hexion Inc., senior secured note,
	[b] 6.625%, 4/15/20	United States	1,844,000		1,530,520
	[d,e] 144A, 10.375%, 2/01/22	United States	487,000		407,862
h	MDC-GMTN BV, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		263,121
d	One Call Corp., 144A,
	secured note, second lien, 10.00%, 10/01/24	United States	5,329,000		4,129,975
	senior secured note, first lien, 7.50%, 7/01/24	United States	6,616,000		6,318,280

					12,992,553

	Electric Utilities 0.3%
h	1MDB Energy Ltd., senior note, Reg S, 5.99%, 5/11/22	Malaysia	1,300,000		1,325,017
d	Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	545,000		573,613
h	Eskom Holdings SOC Ltd., Reg S,
	secured bond, 6.35%, 8/10/28	South Africa	200,000		189,900
	senior bond, 5.75%, 1/26/21	South Africa	414,000		391,257
d,k	Vertiv Intermediate Holding Corp., senior note, 144A, PIK, 12.00%, 2/15/22	United States	918,000		884,722

					3,364,509

	Equity Real Estate Investment Trusts (REITs) 0.3%
d	AHP Health Partners Inc., senior note, 144A, 9.75%, 7/15/26	United States	3,432,000		3,440,580

	Food & Staples Retailing 0.1%
d,i	Alimentation Couche-Tard Inc., senior note, 144A, FRN, 2.834%, (3-Month USD LIBOR + 0.50%), 12/13/19	Canada	245,000		244,997
d	Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A, 7.50%, 4/15/25	United States	699,000		575,801
	Unilever Capital Corp., senior note, 3.00%, 3/07/22	United Kingdom	380,000		374,074

					1,194,872

	Food Products 0.6%
i	Campbell Soup Co., senior note, FRN, 2.834%, (3-Month USD LIBOR + 0.50%), 3/16/20	United States	235,000		234,303
d	Dean Foods Co., senior note, 144A, 6.50%, 3/15/23	United States	8,074,000		7,105,120
d	Marb Bondco PLC, senior note, 144A, 6.875%, 1/19/25	Brazil	265,000		244,628

					7,584,051

	Hotels, Restaurants & Leisure 1.1%
d	The Enterprise Development Authority, senior note, 144A, 12.00%, 7/15/24	United States	1,224,000		1,175,040
d	Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	3,386,000		3,411,395
d	Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	9,370,000		9,006,912

					13,593,347

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Insurance 0.1%
d,i	AIA Group Ltd., senior note, 144A, FRN, 2.858%, (3-Month USD LIBOR + 0.52%), 9/20/21	Hong Kong	200,000	$200,285
d,i	New York Life Global Funding, secured note, 144A, FRN, 2.912%, (3-Month USD LIBOR + 0.32%), 8/06/21	United States	380,000	379,583

				579,868

	Internet Software & Services 0.0%†
d,e	GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	80,000	73,800
d	Uber Technologies Inc., senior note, 144A,
	7.50%, 11/01/23	United States	190,000	186,200
	8.00%, 11/01/26	United States	185,000	181,763

				441,763

	Machinery 0.1%
	Caterpillar Financial Services Corp., senior note,
	3.15%, 9/07/21	United States	265,000	263,846
	[i] FRN, 2.564%, (3-Month USD LIBOR + 0.23%), 3/15/21	United States	235,000	234,809
	John Deere Capital Corp., senior note, 3.125%, 9/10/21	United States	750,000	745,732

				1,244,387

	Media 3.4%
d	American Media Inc., 144A,
	secured note, second lien, 5.50%, 9/01/21	United States	275,950	275,605
	sub. note, zero cpn., 3/01/22	United States	20,963,513	19,862,929
	Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	1,095,000	1,097,737
	The McClatchy Co.,
	senior bond, 6.875%, 3/15/29	United States	4,095,000	5,221,125
	[d] senior secured note, 144A, 9.00%, 7/15/26	United States	8,132,000	8,274,310
d,k	Postmedia Network Inc., secured note, second lien, 144A, PIK, 10.25%, 7/15/23	Canada	5,015,722	5,899,743

				40,631,449

	Multiline Retail 0.1%
b,d,e	Neiman Marcus Group Ltd. LLC, senior note, 144A, 8.00%, 10/15/21	United States	2,317,000	1,146,915

	Oil, Gas & Consumable Fuels 1.3%
d,e	Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	625,000	439,062
d	Bruin E&P Partners LLC, senior note, 144A, 8.875%, 8/01/23	United States	390,000	364,162
d,e	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	3,758,000	2,874,870
	Callon Petroleum Co., senior note, 6.125%, 10/01/24	United States	85,000	82,450
	Eclipse Resources Corp., senior note, 8.875%, 7/15/23	United States	195,000	191,100
h,i	EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN, Reg S, 7.966%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	169,895	170,319
d	Gran Tierra Energy International Holdings Ltd., senior note, 144A, 6.25%, 2/15/25	Canada	200,000	188,500
	Halcon Resources Corp., senior note, 6.75%, 2/15/25	United States	645,000	498,262
d	Jagged Peak Energy LLC, senior note, 144A, 5.875%, 5/01/26	United States	185,000	176,212
b,d	Jones Energy Holdings LLC / Jones Energy Finance Corp., senior secured note, 144A, 9.25%, 3/15/23	United States	239,000	226,751
d	Lonestar Resources America Inc., senior note, 144A, 11.25%, 1/01/23	United States	95,000	96,900
d	MEG Energy Corp., senior bond, 144A, 6.375%, 1/30/23	Canada	110,000	102,988
d	Par Petroleum LLC / Petroleum Finance Corp., first lien, 144A, 7.75%, 12/15/25	United States	430,000	421,400

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels (continued)
	Petrobras Global Finance BV,
	senior bond, 5.75%, 2/01/29	Brazil	270,000	$247,860
	senior bond, 5.625%, 5/20/43	Brazil	190,000	157,459
	senior note, 6.125%, 1/17/22	Brazil	708,000	727,980
	senior note, 4.375%, 5/20/23	Brazil	834,000	799,639
	senior note, 6.25%, 3/17/24	Brazil	822,000	834,125
	senior note, 5.999%, 1/27/28	Brazil	365,000	344,378
	Petroleos Mexicanos,
	[h] senior bond, Reg S, 6.50%, 1/23/29	Mexico	553,000	510,225
	senior bond, 5.50%, 1/21/21	Mexico	499,000	498,002
	senior note, 4.875%, 1/24/22	Mexico	712,000	690,996
	senior note, 3.50%, 1/30/23	Mexico	535,000	483,319
	senior note, 4.625%, 9/21/23	Mexico	619,000	576,295
	Resolute Energy Corp., senior note, 8.50%, 5/01/20	United States	2,064,000	2,083,092
e	Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	532,000	158,270
d	Transportadora de Gas del Sur SA, senior note, 144A, 6.75%, 5/02/25	Argentina	155,000	145,313
d	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., senior note, 144A,
	8.75%, 4/15/23	United States	415,000	349,638
	9.75%, 4/15/23	United States	190,000	163,163
d	YPF Sociedad Anonima, 144A,
	senior bond, 6.95%, 7/21/27	Argentina	220,000	187,275
	[i] senior note, FRN, 36.75%, (ARS Badlar + 4.00%), 7/07/20	Argentina	245,000	90,270

				14,880,275

	Paper & Forest Products 1.2%
	Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	14,418,000	14,562,180

	Pharmaceuticals 0.1%
	Pfizer Inc., senior note, 3.00%, 9/15/21	United States	755,000	753,847

	Specialty Retail 0.0%†
i	The Home Depot Inc., senior note, FRN, 3.009%, (3-Month USD LIBOR + 0.31%), 3/01/22	United States	310,000	310,143

	Total Corporate Bonds and Notes (Cost $145,158,754)			153,816,003

	Corporate Bonds and Notes in Reorganization 0.7%
	Electric Utilities 0.4%
l	Bruce Mansfield Unit 1 2007 Pass-Through Trust, secured bond, 6.85%, 6/01/34	United States	5,647,214	4,094,230

	Media 0.3%
l	IHeartcommunications Inc., senior secured note, 11.25%, 3/01/21	United States	5,327,000	3,795,488

	Oil, Gas & Consumable Fuels 0.0%†
h,l	Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22	Venezuela	506,036	72,110

	Total Corporate Bonds and Notes in Reorganization (Cost $6,816,592)			7,961,828

i,m	Senior Floating Rate Interests 0.9%
	Aerospace & Defense 0.0%†
	TransDigm Group Inc.,
	4.84%, (1-Month USD LIBOR + 2.50%), 6/09/23	United States	202,348	198,339
	4.84%, (1-Month USD LIBOR + 2.50%), 8/22/24	United States	24,689	24,100

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
i,m	Senior Floating Rate Interests (continued)
	Aerospace & Defense (continued)
	TransDigm Group Inc., (continued)
	4.84%, (1-Month USD LIBOR + 2.50%), 5/30/25	United States	28,669	$27,990

				250,429

	Auto Components 0.0%†
	Tectum Holdings, Term Loan, 6.065%, (1-Month USD LIBOR + 3.75%), 4/22/24	United States	215,276	212,518

	Automobiles 0.0%†
	SAIC Motor Corp. Ltd., 4.09%, (1-Month USD LIBOR + 1.75%), 10/31/25	United States	160,000	159,180

	Building Products 0.0%†
	Quickrete Holdings Inc., Term Loan, 5.09%, (1-Month USD LIBOR + 2.75%), 11/15/23	United States	274,219	269,322

	Capital Markets 0.0%†
	BCP Raptor LLC, Term Loan B, 6.64%, (2-Month USD LIBOR + 4.25%), 6/24/24	United States	193,375	187,139
	Donnelley Financial Solutions Inc., Term Loan B, 5.222%, (1-Week USD LIBOR + 3.00%), 9/29/23	United States	35,321	35,189

				222,328

	Chemicals 0.1%
	Axalta Coating Systems Dutch Holding BV, Term Loan B, 4.14%, (3-Month USD LIBOR + 1.75%), 6/01/24	United States	147,948	146,180
	Consolidated Energy Ltd., Initial Term Loan, 4.818%, (1-Month USD LIBOR + 2.50%), 5/07/25	United States	254,363	251,183
	Plaskolite Inc., Term Loan, first lien, 5.84%, (1-Month USD LIBOR + 3.50%), 11/03/22	United States	124,376	124,220
	WR Grace & Co., Term Loan B-1, 4.14%, (3-Month USD LIBOR + 1.75%), 4/03/25	United States	149,734	149,173

				670,756

	Commercial Services & Supplies 0.1%
	Camelot Finance LP, Term Loan, 5.59%, (1-Month USD LIBOR + 3.25%), 10/03/23	United States	126,145	124,931
	GFL Environmental Inc., Term Loan,
	5.386%, (3-Month USD LIBOR + 3.00%), 5/30/25	United States	88,950	86,893
	7.00%, (3-Month USD LIBOR + 1.75%), 5/30/25	United States	11,077	10,821
	Presidio LLC, Term Loan B,
	5.09%, (1-Month USD LIBOR + 2.75%), 2/02/24	United States	1,685	1,672
	5.146%, (3-Month USD LIBOR + 2.75%), 2/02/24	United States	136,772	135,780

				360,097

	Communications Equipment 0.0%†
	Plantronics Inc., Initial Term Loan B, 4.84%, (1-Month USD LIBOR + 2.50%), 7/02/25	United States	212,392	209,472

	Construction & Engineering 0.0%†
	Engility Corp., Term Loan B, 5.09%, (1-Month USD LIBOR + 2.75%), 8/14/23	United States	79,159	79,208

	Construction Materials 0.0%†
	ABC Supply, Term Loan B, 4.34%, (1-Month USD LIBOR + 2.00%), 10/31/23	United States	213,914	208,566
n	Summit Materials LLC, 4.345%, (1-Month USD LIBOR + 2.00%), 11/21/24	United States	80,000	78,550

				287,116

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
i,m	Senior Floating Rate Interests (continued)
	Diversified Financial Services 0.2%
	The AES Corp., Term Loan, 4.456%, (3-Month USD LIBOR + 1.75%), 5/31/22	United States	288,967	$288,832
	B.C. Unlimited Liability Co., Term Loan B-3, 4.59%, (1-Month USD LIBOR + 2.25%), 2/16/24	United States	275,791	270,160
	BBB Industries US Holdings Inc., 6.814%, (1-Month USD LIBOR + 4.50%), 8/01/25	United States	150,000	148,875
	Diversey Inc.,
	5.391%, (2-Month USD LIBOR + 3.00%), 9/06/24	United States	479	467
	5.527%, (3-Month USD LIBOR + 3.00%), 9/06/24	United States	189,521	184,783
n	Grizzly Short Fund, 5.646%, (3-Month USD LIBOR + 3.25%), 10/01/25	United States	80,000	79,350
	USI Inc., Term Loan, 5.39%, (3-Month USD LIBOR + 3.00%), 5/16/24	United States	243,244	237,832
	Ziggo BV, Term Loan E, 4.807%, (1-Month USD LIBOR + 2.50%), 4/15/25	United States	343,079	340,475

				1,550,774

	Diversified Telecommunication Services 0.0%†
	Sprint Communications Inc., Term Loan B, 4.88%, (1-Month USD LIBOR + 2.50%), 2/02/24	United States	221,626	218,948

	Electrical Equipment 0.0%†
	Graftech International Ltd., Initial Term Loan, 5.84%, (1-Month USD LIBOR + 3.50%), 2/12/25	United States	163,363	161,521

	Electronic Equipment, Instruments & Components 0.0%†
	Dell International LLC, Term Loan A-2, 4.10%, (1-Month USD LIBOR + 1.75%), 9/07/21	United States	209,000	207,672

	Energy Equipment & Services 0.0%†
	U.S. Silica Holdings Inc., Term Loan, 6.38%, (1-Month USD LIBOR + 4.00%), 5/01/25	United States	218,900	194,775

	Equity Real Estate Investment Trusts (REITs) 0.0%†
	Iron Mountain Inc., Term Loan B, 4.09%, (1-Month USD LIBOR + 1.75%), 1/02/26	United States	218,900	215,250

	Food & Staples Retailing 0.0%†
n	ARAMARK Services Inc., Term Loan B-3, 4.09%, (1-Month USD LIBOR + 1.75%), 3/11/25	United States	149,226	148,433

	Food Products 0.1%
	JBS USA LLC / Finance Inc., Initial Term Loan,
	4.84%, (3-Month USD LIBOR + 2.50%), 10/30/22	United States	240,686	238,336
	4.89%, (3-Month USD LIBOR + 2.50%), 10/30/22	United States	41,979	41,569
	Post Holdings Inc., Term Loan B, 4.32%, (1-Month USD LIBOR + 2.00%), 5/24/24	United States	137,246	136,817

				416,722

	Health Care Providers & Services 0.0%†
	Universal Health Services Inc., 4.09%, (1-Month USD LIBOR + 1.75%), 10/31/25	United States	45,000	44,990

	Health Care Technology 0.0%†
	Quintiles IMS Inc., Term Loan B-2, 4.39%, (3-Month USD LIBOR + 2.00%), 1/17/25	United States	79,200	78,631

	Hotels, Restaurants & Leisure 0.0%†
	Wyndham Hotels, 4.09%, (1-Month USD LIBOR + 1.75%), 5/30/25	United States	65,000	64,441

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
i,m	Senior Floating Rate Interests (continued)
	Independent Power & Renewable Electricity Producers 0.0%†
	Vistra Energy Corp., Term Loan B-3,
	4.303%, (1-Month USD LIBOR + 2.00%), 12/31/25	United States	148,202	$146,395
	4.34%, (1-Month USD LIBOR + 2.00%), 12/31/25	United States	53,834	53,178

				199,573

	Insurance 0.0%†
	Hyperion Insurance Group Ltd., Initial Term Loan, 5.88%, (1-Month USD LIBOR + 3.50%), 12/20/24	United Kingdom	37,033	36,922

	Internet & Direct Marketing Retail 0.0%†
	BWay, Initial Term Loan, 5.658%, (3-Month USD LIBOR + 3.25%), 4/03/24	United States	237,000	231,174

	Internet Software & Services 0.0%†
	GTT Communications Inc., 5.09%, (1-Month USD LIBOR + 2.75%), 5/31/25	United States	168	163
	Rackspace Hosting Inc., Term Loan B, first lien,
	5.418%, (2-Month USD LIBOR + 3.00%), 11/03/23	United States	191	173
	5.582%, (3-Month USD LIBOR + 3.00%), 11/03/23	United States	42,778	38,821
	Uber Technologies Inc., Term Loan, 5.807%, (1-Month USD LIBOR + 3.50%), 7/13/23	United States	294,296	290,342

				329,499

	IT Services 0.1%
	First Data Corp., Term Loan B, 4.315%, (1-Month USD LIBOR + 2.00%), 7/08/22	United States	220,543	217,272
	Global Payments Inc., Term Loan B, 4.086%, (1-Month USD LIBOR + 1.75%), 10/17/25	United States	95,000	94,109
	Micro Focus, Term Loan B, 4.84%, (1-Month USD LIBOR + 2.50%), 6/21/24	United States	189,663	186,396
	Neustar Inc., Term Loan B-4, first lien, 5.84%, (1-Month USD LIBOR + 3.50%), 8/08/24	United States	108,900	107,777
	Sedgwick CMS Holdings Inc., Initial Term Loan, first lien, 5.09%, (1-Month USD LIBOR + 2.75%), 3/01/21	United States	243,727	242,991

				848,545

	Life Sciences Tools & Services 0.0%†
	Iqvia Holdings Inc., Term Loan B, 4.14%, (3-Month USD LIBOR + 1.75%), 6/11/25	United States	204,488	202,826

	Machinery 0.0%†
	Altra Industrial Motion Corp., Term Loan B, 4.34%, (1-Month USD LIBOR + 2.00%), 10/01/25	United States	45,000	44,733
	North American Lifting Holdings Inc., Initial Term Loan, 6.89%, (3-Month USD LIBOR + 4.50%), 11/27/20	United States	15,257	14,399

				59,132

	Media 0.1%
	Cablevision SA, Term Loan B, 4.557%, (1-Month USD LIBOR + 2.25%), 7/17/25	United States	242,278	238,553
	CBS Radio Inc., Term Loan B, 5.065%, (1-Month USD LIBOR + 2.75%), 11/18/24	United States	218,892	216,703
	Lamar Media Corp., Term Loan B, 4.125%, (1-Month USD LIBOR + 1.75%), 3/14/25	United States	39,800	39,676
	UPC Financing Partnership, Term Loan, 4.807%, (1-Month USD LIBOR + 2.50%), 1/15/26	United States	96,442	95,417

				590,349

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
i,m	Senior Floating Rate Interests (continued)
	Oil, Gas & Consumable Fuels 0.0%†
	California Resources Corp., Initial Term Loan, 7.065%, (1-Month USD LIBOR + 4.75%), 12/31/22	United States	123,000	$123,615
	Gavilan Resources LLC, Initial Term Loan, second lien, 8.306%, (1-Month USD LIBOR + 6.00%), 3/01/24	United States	200,000	170,500

				294,115

	Personal Products 0.0%†
	Coty Inc., Term Loan B, 4.567%, (1-Month USD LIBOR + 2.25%), 4/07/25	United States	219,450	206,557

	Pharmaceauticals 0.0%†
	Valeant Bausch, Term Loan B, 4.972%, (1-Week USD LIBOR + 2.75%), 11/27/25	United States	120,000	118,425

	Professional Services 0.0%†
	On Assignment Inc., Term Loan B-2, 4.34%, (1-Month USD LIBOR + 2.00%), 4/02/25	United States	43,084	42,788
	Trans Union LLC, Term Loan B-4, 4.34%, (1-Month USD LIBOR + 2.00%), 6/19/25	United States	54,863	54,314

				97,102

	Semiconductors & Semiconductor Equipment 0.0%†
	Microchip Technology Inc., Term Loan B, 4.35%, (1-Month USD LIBOR + 2.00%), 5/29/25	United States	99,477	99,303

	Software 0.1%
	Change Healthcare Holdings Inc., Term Loan, 5.09%, (1-Month USD LIBOR + 2.75%), 3/01/24	United States	154,225	152,545
	SS&C Technologies Inc.,
	Term Loan B-3, 4.59%, (1-Month USD LIBOR + 2.25%), 4/16/25	United States	73,189	71,629
	Term Loan B-5, 4.55%, (1-Month USD LIBOR + 2.25%), 4/16/25	United States	136,175	133,269

				357,443

	Specialty Retail 0.0%†
	Harbor Freight Tools USA Inc., Initial Term Loan, 4.84%, (1-Month USD LIBOR + 2.50%), 8/18/23	United States	114,938	111,513

	Textiles, Apparel & Luxury Goods 0.0%†
	Hanesbrands Inc., Term Loan B, 4.09%, (1-Month USD LIBOR + 1.75%), 12/16/24	United States	84,363	84,561

	Trading Companies & Distributors 0.0%†
	Reece Ltd., Term Loan B, 4.40%, (3-Month USD LIBOR + 2.00%), 7/02/25	United States	211,731	209,614
	United Rentals Inc., Term Loan, 4.09%, (1-Month USD LIBOR + 1.75%), 10/31/25	United States	110,000	109,691

				319,305

	Wireless Telecommunication Services 0.1%
	Telenet Financing USD LLC, Term Loan B, 4.557%, (1-Month USD LIBOR + 2.25%), 8/15/26	United States	128,182	126,286
	Unitymedia Hessen GmbH & Co. KG, Term Loan,
	4.307%, (1-Month USD LIBOR + 2.00%), 6/01/23	United States	80,000	79,350
	4.557%, (1-Month USD LIBOR + 2.25%), 9/30/25	United States	301,134	298,852
	Virgin Media Talk, Term Loan I, 4.807%, (1-Month USD LIBOR + 2.50%), 1/15/26	United States	230,000	227,502

				731,990

	Total Senior Floating Rate Interests (Cost $11,111,914)			10,940,917

	Foreign Government and Agency Securities 2.1%
h	Government of Angola, senior bond, Reg S, 9.375%, 5/08/48	Angola	200,000	194,270

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Government of Argentina,
	3.75%, 2/08/19	Argentina	7,259,000	ARS	$256,899
	2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	1,644,071	EUR	1,028,372
	[i] senior note, FRN, 64.951%, (ARLLMONP), 6/21/20	Argentina	10,866,182	ARS	312,526
	[h] senior note, Reg S, 3.875%, 1/15/22	Argentina	1,171,000	EUR	1,175,640
	senior note, 5.625%, 1/26/22	Argentina	1,546,000		1,373,234
	senior note, 4.625%, 1/11/23	Argentina	719,000		602,252
h	Government of Bahrain, senior bond, Reg S,
	7.00%, 1/26/26	Bahrain	467,000		472,557
	7.50%, 9/20/47	Bahrain	400,000		375,000
	Government of Brazil, senior bond, 4.875%, 1/22/21	Brazil	640,000		653,760
h	Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	316,000		327,613
h	Government of Hellenic Republic, senior bond, Reg S, 3.90%, 1/30/33	Greece	436,877	EUR	449,448
h	Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	363,000		350,466
h	Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	945,000		942,992
h	Government of Russia, Reg S,
	senior bond, 5.25%, 6/23/47	Russia	2,800,000		2,562,896
	senior note, 5.00%, 4/29/20	Russia	400,000		406,370
	senior note, 4.50%, 4/04/22	Russia	400,000		402,720
h	Government of Saudi Arabia, Reg S, 2.375%, 10/26/21	Saudi Arabia	800,000		770,200
	Government of South Africa,
	5.50%, 3/09/20	South Africa	746,000		755,355
	8.75%, 1/31/44	South Africa	24,725,000	ZAR	1,599,318
	8.75%, 2/28/48	South Africa	38,614,644	ZAR	2,495,132
	R186, 10.50%, 12/21/26	South Africa	53,482,978	ZAR	4,192,579
	Government of Turkey, senior bond,
	7.00%, 6/05/20	Turkey	1,124,000		1,133,972
	5.625%, 3/30/21	Turkey	203,000		198,607
h	National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	50,000,000	INR	678,377
	Provincia de Buenos Aires,
	[i] FRN, 54.086%, (ARS Badlar + 3.83%), 5/31/22	Argentina	18,295,000	ARS	439,975
	[h,i] FRN, Reg S, 54.256%, (ARS Badlar + 3.75%), 4/12/25	Argentina	3,670,000	ARS	87,235
	[d] senior note, 144A, 6.50%, 2/15/23	Argentina	185,000		155,992
h	ZAR Sovereign Capital Fund Property Ltd., senior note, Reg S, 3.903%, 6/24/20	South Africa	573,000		568,326

	Total Foreign Government and Agency Securities (Cost $27,807,824)				24,962,083

	Asset-Backed Securities and Commercial Mortgage-Backed Securities 2.1%
	Airlines 0.0%†
	Latam Airlines Pass Through Trust, 2015-1, B, secured note, 4.50%, 8/15/25	Chile	578,531		557,414

	Banks 0.0%†
d,o	Banco Hipotecario SA, senior note, 144A, FRN,
	36.333%, (ARS Badlar + 2.50%), 1/12/20	Argentina	3,890,000	ARS	98,224
	54.625%, (ARS Badlar + 4.00%), 11/07/22	Argentina	3,160,000	ARS	77,619

					175,843

	Consumer Finance 0.1%
o	American Express Credit Account Master Trust, 2017-8, A, FRN, 2.40%, (1-Month USD LIBOR + 0.12%), 5/16/22	United States	210,000		209,951

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Consumer Finance (continued)
o	Bank of America Credit Card Trust, 2014-A1, A, FRN, 2.66%, (1-Month USD LIBOR + 0.38%), 6/15/21	United States	100,000	$100,022
o	Chase Issuance Trust, 2014-A5, A5, FRN, 2.65%, (1-Month USD LIBOR + 0.37%), 4/15/21	United States	120,000	120,116
	Citibank Credit Card Issuance Trust, 2017-A8, A8, 1.86%, 8/08/22	United States	425,000	416,150
o	Discover Card Execution Note Trust, 2018-A3, A3, FRN, 2.51%, (1-Month USD LIBOR + 0.23%), 12/15/23	United States	345,000	345,495

				1,191,734

	Diversified Financial Services 1.3%
d	Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	92,582	92,458
d	Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	190,000	191,507
d	AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	Cayman Islands	227,224	225,345
	Ally Auto Receivables Trust, 2016-3, A3, 1.44%, 8/17/20	United States	51,195	51,000
	AmeriCredit Automobile Receivables Trust,
	[o] 2017-3, A2B, FRN, 2.493%, (1-Month USD LIBOR + 0.24%), 12/18/20	United States	349,371	349,452
	2018-2, D, 4.01%, 7/18/24	United States	155,000	154,883
	[o] 2018-3, A2B, FRN, 2.495%, (1-Month USD LIBOR + 0.25%), 1/18/22	United States	230,000	230,040
	2018-3, D, 4.04%, 11/18/24	United States	205,000	205,349
d	Ascentium Equipment Receivables Trust, 2017-2A, C, 144A, 2.87%, 8/10/22	United States	25,000	24,555
d	Bayview Opportunity Master Fund IIB Trust, 2018-RN5, A1, 144A, 3.82%, 4/28/33	United States	43,438	43,448
d	Bayview Opportunity Master Fund IIIA Trust, 2017-RN8, A1, 144A, 3.352%, 11/28/32	United States	33,401	33,310
d	Bayview Opportunity Master Fund IV Trust, 2018-RN2, A1, 144A, 3.598%, 2/25/33	United States	43,906	43,625
d	Bayview Opportunity Master Fund IVB Trust, 2018-RN9, A1, 144A, 4.213%, 10/29/33	United States	130,529	130,529
d	Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	225,781	228,580
	California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	115,000	115,035
	Carmax Auto Owner Trust,
	[o] 2017-4, A2B, FRN, 2.41%, (1-Month USD LIBOR + 0.13%), 4/15/21	United States	147,794	147,776
	2018-2, D, 3.99%, 4/15/25	United States	100,000	99,929
	2018-4, D, 4.15%, 4/15/25	United States	60,000	60,416
d	Chesapeake Funding II LLC, 144A,
	[o] 2017-4A, A2, FRN, 2.62%, (1-Month USD LIBOR + 0.34%), 11/15/29	United States	155,814	156,113
	2018-1A, D, 3.92%, 4/15/30	United States	115,000	114,415
d	Cig Auto Receivables Trust, 2017-1A, A, 144A, 2.71%, 5/15/23	United States	21,901	21,757
d	Club Credit Trust, 2017-P1, A, 144A, 2.42%, 9/15/23	United States	20,646	20,594
d	Coinstar Funding LLC, 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	241,325	243,286
d,o	Colony Starwood Homes Trust, 2016-2A, E, 144A, FRN, 5.63%, (1-Month USD LIBOR + 3.35%), 12/17/33	United States	84,981	85,596
d	CPS Auto Receivables Trust, 144A,
	2014-B, D, 4.62%, 5/15/20	United States	110,000	110,499
	2018-D, C, 3.83%, 9/15/23	United States	100,000	100,340
d	CSMC Trust, 2018-RPL2, A1, 144A, 4.03%, 8/25/62	United States	227,440	226,810
	Drive Auto Receivables Trust,
	2018-1, D, 3.81%, 5/15/24	United States	220,000	219,399
	[o] 2018-5, A2B, FRN, 2.407%, (1-Month USD LIBOR + 0.32%), 7/15/21	United States	305,000	304,561

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
	Drive Auto Receivables Trust, (continued)
	2018-5, D, 4.30%, 4/15/26	United States	125,000	$125,590
d	Driven Brands Funding LLC, 2018-1A, A2, 144A, 4.739%, 4/20/48	United States	59,700	59,873
d	DT Auto Owner Trust, 144A,
	2016-1A, D, 4.66%, 12/15/22	United States	180,000	181,193
	2016-2A, D, 5.43%, 11/15/22	United States	240,000	242,739
	2018-2A, D, 4.15%, 3/15/24	United States	90,000	90,166
	2018-3A, C, 3.79%, 7/15/24	United States	120,000	120,494
o	Fifth Third Auto Trust, 2017-1, A2B, FRN, 2.43%, (1-Month USD LIBOR + 0.15%), 4/15/20	United States	28,105	28,108
d	First Investors Auto Owner Trust, 2016-1A, D, 144A, 4.70%, 4/18/22 United States		110,000	111,572
d	Five Guys Funding LLC, 2017-1A, A2, 144A, 4.60%, 7/25/47	United States	129,025	129,314
	Ford Credit Auto Owner Trust,
	[d] 2014-2, A, 144A, 2.31%, 4/15/26	United States	100,000	99,270
	[o] 2017-C, A2B, FRN, 2.427%, (1-Month USD LIBOR + 0.12%), 9/15/20	United States	203,380	203,667
d	GCAT LLC, 144A,
	2017-2, A1, 3.50%, 4/25/47	United States	47,123	46,800
	2018-1, A1, 3.844%, 6/25/48	United States	75,424	75,173
	2018-2, A1, 4.09%, 6/26/23	United States	132,787	132,863
d	GLS Auto Receivables Trust, 2018-3A, B, 144A, 3.78%, 8/15/23	United States	70,000	70,106
d,o	Gosforth Funding PLC, 2018-1A, A1, 144A, FRN, 3.139%, (3-Month USD LIBOR + 0.45%), 8/25/60	United Kingdom	194,411	194,653
d	Hertz Vehicle Financing II LP, 2017-2A, A, 144A, 3.29%, 10/25/23	United States	100,000	97,566
d,o	Home Partners of America Trust, 144A, FRN,
	2016-2, E, 6.07%, (1-Month USD LIBOR + 3.78%), 10/17/33	United States	100,000	100,459
	2016-2, F, 6.99%, (1-Month USD LIBOR + 4.70%), 10/17/33	United States	100,000	100,382
	Honda Auto Receivables Owner Trust, 2017-3, A3, 1.79%, 9/20/21	United States	115,000	113,353
d	Horizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%, 12/15/38	United States	265,000	266,186
d,o	Invitation Homes Trust, 144A, FRN,
	2018-SFR1, E, 4.158%, (1-Month USD LIBOR + 2.00%), 3/17/37	United States	100,000	100,359
	2018-SFR2, E, 4.28%, (1-Month USD LIBOR + 2.00%), 6/17/37	United States	200,000	200,941
d	Merlin Aviation Holdings DAC, 2016-1, A, 144A, 4.50%, 12/15/32	United States	155,396	156,908
d,o	Navistar Financial Dealer Note Master Owner Trust II, 2018-1, A, 144A, FRN, 2.945%, (1-Month USD LIBOR + 0.63%), 9/25/23	United States	60,000	60,003
d,o	NextGear Floorplan Master Owner Trust, 144A, FRN,
	2017-1A, A1, 3.157%, (1-Month USD LIBOR + 0.85%), 4/18/22	United States	240,000	241,491
	2017-2A, A1, 2.96%, (1-Month USD LIBOR + 0.68%), 10/17/22	United States	220,000	220,798
	2018-1A, A1, 2.92%, (1-Month USD LIBOR + 0.64%), 2/15/23	United States	200,000	200,365
o	Nissan Auto Lease Trust, 2017-B, A2B, FRN, 2.49%, (1-Month USD LIBOR + 0.21%), 12/16/19	United States	197,047	197,007
	Nissan Auto Receivables Owner Trust,
	2016-C, A3, 1.18%, 1/15/21	United States	55,366	54,823
	[o] 2017-C, A2B, FRN, 2.35%, (1-Month USD LIBOR + 0.07%), 10/15/20	United States	272,411	272,321
	2018-A, A3, 2.65%, 5/16/22	United States	250,000	248,496
d	OneMain Financial Issuance Trust, 144A,
	2015-1A, A, 3.19%, 3/18/26	United States	38,108	38,169
	2015-2A, D, 5.64%, 7/18/25	United States	285,000	286,977
	2015-3A, B, 4.16%, 11/20/28	United States	155,000	156,287
	2016-2A, B, 5.94%, 3/20/28	United States	335,000	340,698
d	Planet Fitness Master Issuer LLC, 2018-1A, A2I, 144A, 4.262%, 9/05/48	United States	170,000	170,455

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
d	RMAT LP, 2018-NPL1, A1, 144A, 4.09%, 5/25/48	United States	128,527	$128,077
	Santander Drive Auto Receivables Trust,
	2018-2, D, 3.88%, 2/15/24	United States	275,000	274,888
	2018-3, D, 4.07%, 8/15/24	United States	210,000	210,494
	[o] 2018-5, A2B, FRN, 2.483%, (1-Month USD LIBOR + 0.23%), 7/15/21	United States	275,000	275,227
	2018-5, C, 3.81%, 12/16/24	United States	150,000	150,535
d	SCF Equipment Leasing 2018-1 LLC, 2018-1A, C, 144A, 4.21%, 4/20/27	United States	255,000	255,956
d	Shenton Aircraft Investment I Ltd., 2015-1A, A, 144A, 4.75%, 10/15/42	United States	112,223	113,468
d	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	261,250	259,746
o	SLM Private Credit Student Loan Trust, FRN,
	2003-A, A3, 4.77%, (28-Day T-Bill), 6/15/32	United States	65,000	65,028
	2003-B, A3, 4.75%, (28-Day T-Bill), 3/15/33	United States	300,000	300,461
	2003-B, A4, 4.77%, (28-Day T-Bill), 3/15/33	United States	50,000	49,833
d,o	SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 3.03%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	100,000	100,109
d	Sofi Consumer Loan Program Trust, 2018-2, A2, 144A, 3.35%, 4/26/27	United States	155,000	153,910
d	Sofi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%, 1/26/38	United States	103,708	101,228
d	Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	Cayman Islands	233,753	233,469
d	Stanwich Mortgage Loan Trust, 2018-NPB1, A1, 144A, 4.016%, 5/16/23	United States	220,521	219,455
d,o	Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 6.43%, (1-Month USD LIBOR + 4.15%), 11/15/27	United States	200,000	184,940
d	TAL Advantage V LLC, 2013-2A, A, 144A, 3.55%, 11/20/38	United States	50,000	49,428
d	Thunderbolt Aircraft Lease Ltd., 2017-A, B, 144A, 5.75%, 5/17/32	United States	209,620	215,771
	Toyota Auto Receivables Owner Trust,
	2016-C, A3, 1.14%, 8/17/20	United States	32,695	32,471
	[o] 2017-D, A2B, FRN, 2.33%, (1-Month USD LIBOR + 0.05%), 8/17/20	United States	273,259	273,241
d,o	Verizon Owner Trust, 144A, FRN,
	2017-3A, A1B, 2.571%, (1-Month USD LIBOR + 0.27%), 4/20/22	United States	295,000	295,403
	2018-1A, A1B, 2.561%, (1-Month USD LIBOR + 0.26%), 9/20/22	United States	175,000	175,033
d	Veros Automobile Receivables Trust, 2017-1, A, 144A, 2.84%, 4/17/23	United States	35,729	35,620
d	VOLT LXI LLC, 2017-NPL8, A1, 144A, 3.125%, 6/25/47	United States	47,223	46,930
d	VOLT LXIII LLC, 2018-NPL4, A1A, 144A, 4.336%, 7/27/48	United States	100,024	100,167
d	VOLT LXX LLC, 2018-NPL6, A1A, 144A, 4.115%, 9/25/48	United States	109,158	109,117
d	VOLT LXXII LLC, 2018-NPL8, A1A, 144A, 4.213%, 10/26/48	United States	534,315	535,898
d	Westlake Automobile Receivables Trust, 144A,
	2018-1A, D, 3.41%, 5/15/23	United States	60,000	59,220
	2018-2A, D, 4.00%, 1/16/24	United States	50,000	50,184
	[o] 2018-3A, A2B, FRN, 2.63%, (1-Month USD LIBOR + 0.35%), 1/18/22	United States	315,000	315,121

				14,936,660

	Equity Real Estate Investment Trusts (REITs) 0.1%
d	American Homes 4 Rent, 144A,
	2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	270,886
	2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	109,541
	2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	220,844
d	Colony American Finance Ltd., 2015-1, D, 144A, 5.649%, 10/15/47	United States	115,000	116,143
d	Diamond Resorts Owner Trust, 144A,
	2017-1A, C, 6.07%, 10/22/29	United States	53,427	53,806
	2018-1, C, 4.53%, 1/21/31	United States	153,649	153,348

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Equity Real Estate Investment Trusts (REITs) (continued)
d	Oak Hill Advisors Residential Loan Trust, 2017-NPL2, A1, 144A, 3.00%, 7/25/57	United States	144,467		$142,098

					1,066,666

	Mortgage Real Estate Investment Trusts (REITs) 0.6%
d	Ajax Mortgage Loan Trust,
	2016-C, A, 144A, 4.00%, 10/25/57	United States	108,840		108,937
	[p] 2017-B, A, 144A, FRN, 3.163%, 9/25/56	United States	121,633		119,424
o	American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 2.561%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	265,811		253,215
p	ARM Trust, 2005-1, 3A1, FRN, 4.192%, 5/25/35	United States	80,704		81,482
	Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	7,512		7,648
	Banc of America Funding Trust,
	2005-5, 1A1, 5.50%, 9/25/35	United States	11,123		11,825
	2007-4, 5A1, 5.50%, 11/25/34	United States	113,403		112,703
p	Banc of America Mortgage Trust, FRN,
	2005-A, 2A1, 3.686%, 2/25/35	United States	7,409		7,376
	2005-I, 4A1, 4.099%, 10/25/35	United States	90,259		87,641
	BCAP LLC Trust, 2007-AA2, 22A1, 6.00%, 3/25/22	United States	81,044		80,538
d,p	CCRESG Commercial Mortgage Trust, 2016-HEAT, D, 144A, FRN, 5.671%, 4/10/29	United States	100,000		102,140
	Citigroup Mortgage Loan Trust,
	[p] 2005-3, 2A3, FRN, 4.518%, 8/25/35	United States	53,911		53,429
	[d,p] 2009-10, 6A2, 144A, FRN, 4.75%, 9/25/34	United States	37,612		37,268
	[d,p] 2018-A, A1, 144A, FRN, 4.00%, 1/25/68	United States	99,016		98,732
	[d] 2018-C, A1, 144A, 4.125%, 3/25/59	United States	164,523		165,243
d,o	Communication Mortgage Trust, 2016-SAVA, C, 144A, FRN, 5.28%, (1-Month USD LIBOR + 3.00%), 10/15/34	United States	155,000		155,178
	Countrywide Alternative Loan Trust,
	2003-22CB, 1A1, 5.75%, 12/25/33	United States	50,186		51,060
	2004-16CB, 1A1, 5.50%, 7/25/34	United States	32,346		33,261
	2004-16CB, 3A1, 5.50%, 8/25/34	United States	34,977		35,902
	2004-28CB, 5A1, 5.75%, 1/25/35	United States	6,289		6,277
	2004-J3, 1A1, 5.50%, 4/25/34	United States	32,044		32,504
	2005-J1, 2A1, 5.50%, 2/25/25	United States	5,750		5,854
	2004-J10, 2CB1, 6.00%, 9/25/34	United States	91,988		95,236
p	Countrywide Home Loans Mortgage Pass-Through Trust, FRN,
	2004-12, 8A1, 4.441%, 8/25/34	United States	7,610		7,509
	2004-HYB4, 2A1, 4.172%, 9/20/34	United States	72,018		70,042
	Credit Suisse First Boston Mortgage Securities Corp.,
	2003-27, 4A4, 5.75%, 11/25/33	United States	20,035		20,466
	[p] 2003-AR26, 7A1, FRN, 4.342%, 11/25/33	United States	6,837		6,889
	[p] 2003-AR28, 4A1, FRN, 4.582%, 12/25/33	United States	3,594		3,641
d	CSMC OA LLC, 2014-USA, E, 144A, 4.373%, 9/15/37	United States	300,000		271,052
o	Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4, 7AR1, FRN, 2.665%, (1-Month USD LIBOR + 0.35%), 6/25/34	United States	67,376		65,778
o	DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 2.612%, (1-Month USD LIBOR + 0.33%), 9/19/45	United States	49,011		40,436
h,o	Dukinfield II PLC, 2016-2, A, FRN, Reg S, 1.879%, (3-Month GBP LIBOR + 1.25%), 12/20/52	United Kingdom	185,886	GBP	238,317

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
h,o	Eurosail-UK PLC, 2007-2X, A3C, FRN, Reg S, 0.95%, (3-Month GBP LIBOR + 0.15%), 3/13/45	United Kingdom	52,445	GBP	$65,054
o	FHLMC Structured Agency Credit Risk Debt Notes, FRN,
	2015-DNA1, M2, 4.165%, (1-Month USD LIBOR + 1.85%), 10/25/27	United States	206,894		209,873
	2015-DNA1, M3, 5.615%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	250,000		274,900
p	GMACM Mortgage Loan Trust, FRN,
	2005-AR1, 3A, 4.053%, 3/18/35	United States	85,169		86,000
	2005-AR4, 3A1, 4.295%, 7/19/35	United States	108,715		106,145
p	GS Mortgage Securities Trust, FRN,
	2007-GG10, AM, 5.973%, 8/10/45	United States	17,844		18,174
	[d] 2011-GC5, D, 144A, 5.558%, 8/10/44	United States	195,000		190,691
	GSR Mortgage Loan Trust,
	2005-4F, 6A1, 6.50%, 2/25/35	United States	10,649		10,709
	[p] 2005-AR6, 4A5, FRN, 4.437%, 9/25/35	United States	78,936		79,813
o	Harborview Mortgage Loan Trust, FRN,
	2003-2, 1A, 3.022%, (1-Month USD LIBOR + 0.74%), 10/19/33	United States	61,269		59,564
	2004-11, 2A2A, 2.922%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	119,789		112,004
	2004-2, 1A1, 2.802%, (1-Month USD LIBOR + 0.52%), 6/19/34	United States	105,955		104,967
	IndyMac Index Mortgage Loan Trust, FRN,
	[p] 2004-AR6, 4A, 4.555%, 10/25/34	United States	188,122		194,593
	[o] 2004-AR7, A5, 3.535%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	58,801		54,075
	[o] 2004-AR12, A1, 3.061%, (1-Month USD LIBOR + 0.78%), 12/25/34	United States	180,723		165,349
	[p] 2005-AR11, A3, 3.895%, 8/25/35	United States	66,169		59,433
	[o] 2006-AR2, 2A1, 2.525%, (1-Month USD LIBOR + 0.21%), 2/25/46	United States	272,983		232,666
p	JP Morgan Chase Commercial Mortgage Securities Trust, 2007-LDPX, AM, FRN, 5.464%, 1/15/49	United States	11,702		11,724
	JP Morgan Mortgage Trust,
	[p] 2003-A2, 3A1, FRN, 4.115%, 11/25/33	United States	9,480		9,579
	2004-S1, 2A1, 6.00%, 9/25/34	United States	116,950		121,332
	[p] 2005-A1, 6T1, FRN, 4.301%, 2/25/35	United States	15,925		15,859
	[p] 2005-A3, 4A1, FRN, 4.714%, 6/25/35	United States	4,532		4,586
	[p] 2006-A1, 1A2, FRN, 4.445%, 2/25/36	United States	55,699		51,960
	[p] 2007-A1, 4A2, FRN, 4.571%, 7/25/35	United States	4,858		5,006
o	Lehman XS Trust Series, 2006-2N, 1A1, FRN, 2.541%, (1-Month USD LIBOR + 0.26%), 2/25/46	United States	52,749		48,773
h,o	Ludgate Funding PLC, FRN, Reg S,
	2007-1, A2B, 0.665%, (3-Month EURIBOR + 0.16%), 1/01/61	United Kingdom	32,458	EUR	34,532
	2008-W1X, A1, 1.28%, (3-Month GBP LIBOR + 0.60%), 1/01/61	United Kingdom	145,708	GBP	178,124
p	MASTR Adjustable Rate Mortgages Trust, 2004-7, 3A1, FRN, 4.201%, 7/25/34	United States	34,277		33,623
	MASTR Alternative Loan Trust,
	2004-2, 8A4, 5.50%, 3/25/34	United States	181,795		184,481
	2004-8, 2A1, 6.00%, 9/25/34	United States	65,484		69,885
p	Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 4.139%, 5/25/36	United States	7,397		7,477
d,p	Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.668%, 6/15/44	United States	150,000		143,001
h,o	Newgate Funding PLC, 2007-3X, A2B, FRN, Reg S, 0.279%, (3-Month EURIBOR + 0.60%), 12/15/50	United Kingdom	68,147	EUR	74,564
d	PRPM LLC,
	2017-2A, A1, 144A, 3.47%, 9/25/22	United States	189,360		187,772
	2017-2A, A2, 144A, 5.00%, 9/25/22	United States	100,000		98,974
	[p] 2017-3A, A1, 144A, FRN, 3.47%, 11/25/22	United States	90,839		90,266

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value

	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
o	RALI Trust, 2006-QO4, 2A1, FRN, 2.505%, (1-Month USD LIBOR + 0.19%), 4/25/46	United States	76,287		$71,438
d	RCO Mortgage LLC, 2017-1, A1, 144A, 3.375%, 8/25/22	United States	79,251		78,928
	Residential Asset Securitization Trust, 2003-A9, A2, 4.00%, 8/25/33	United States	119,905		116,070
p	RFMSI Trust, FRN,
	2005-SA1, 1A1, 4.596%, 3/25/35	United States	124,195		103,392
	2006-SA2, 3A1, 4.958%, 8/25/36	United States	132,660		124,491
h,o	RMAC Securities PLC, 2006-NS1X, A2C, FRN, Reg S, 0.229%, (3-Month EURIBOR + 0.15%), 6/12/44	United Kingdom	44,878	EUR	48,128
	Structured ARM Loan Trust, FRN,
	[p] 2004-12, 7A3, 4.384%, 9/25/34	United States	16,803		17,095
	[o] 2005-14, A1, 2.625%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	291,448		238,384
	Structured Asset Securities Corp. Trust, 2005-1, 7A7, 5.50%, 2/25/35	United States	12,067		12,120
h,o	Towd Point Mortgage Funding 2016-Granite1 PLC, 2016-GR1X, B, FRN, Reg S, 2.159%, (3-Month GBP LIBOR + 1.40%), 7/20/46	United Kingdom	100,000	GBP	128,098
p	Wells Fargo Bank, N.A., Adjustable Rate Mortgage Trust, 2004-4, 3A1, FRN, 4.212%, 3/25/35	United States	34,049		34,037
	Wells Fargo Mortgage Backed Securities Trust,
	[p] 2003-M, A1, FRN, 4.852%, 12/25/33	United States	19,188		19,717
	[p] 2004-I, 2A1, FRN, 4.326%, 7/25/34	United States	89,701		91,438
	[p] 2004-O, A1, FRN, 4.681%, 8/25/34	United States	7,137		7,356
	2005-16, A18, 6.00%, 12/25/35	United States	3,712		3,716
	[p] 2005-AR10, 2A4, FRN, 4.39%, 5/01/35	United States	10,416		10,747
	[p] 2005-AR12, 2A5, FRN, 4.257%, 6/25/35	United States	30,262		31,056
d,p	WFRBS Commercial Mortgage Trust, 144A, FRN,
	2011-C3, D, 5.855%, 3/15/44	United States	90,000		81,415
	2012-C6, D, 5.769%, 4/15/45	United States	150,000		150,251
	2012-C7, E, 4.976%, 6/15/45	United States	75,000		62,238

					7,292,646

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $25,128,149)				25,220,963

	Number of Contracts	Notional Amount#

Options Purchased 0.2%
Calls – Exchange-Traded 0.1%
iQIYI Inc., ADR, December Strike Price $21.00, Expires 12/28/18	28	2,800	2,800
NASDAQ 100 Stock Index, December Strike Price $7,900.00, Expires 12/21/18	3	300	15
Neurocrine Biosciences Inc., December Strike Price $120.00, Expires 12/21/18	11	1,100	138
NII Holdings Inc., March Strike Price $7.50, Expires 3/15/19	14	1,400	1,512
Nutanix Inc., December Strike Price $42.50, Expires 12/21/18	58	5,800	20,242
Okta Inc., December Strike Price $65.00, Expires 12/21/18	22	2,200	9,680
S&P 500 Index, December Strike Price $3,000.00, Expires 12/31/18	134	13,400	11,390
Sea Ltd., ADR, January Strike Price $15.00, Expires 1/18/19	70	7,000	4,200
Shire PLC, ADR, April Strike Price $200.00, Expires 4/18/19	274	27,400	32,880
SPDR S&P 500 ETF Trust, December Strike Price $300.00, Expires 12/21/18	123	12,300	738
Square Inc., December Strike Price $76.00, Expires 12/07/18	26	2,600	1,300
Technology Select Sector SPDR Fund, January Strike Price $71.00, Expires 1/18/19	164	16,400	13,448

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Purchased (continued)
Calls – Exchange-Traded (continued)
Telecom Italia SpA, March Strike Price 0.52 EUR, Expires 3/15/19	4,662	4,662,000		$382,646
Telecom Italia SpA, June Strike Price 0.64 EUR, Expires 6/21/19	2,170	2,170,000		101,952
thyssenkrupp AG, June Strike Price 18.00 EUR, Expires 6/21/19	731	73,100		83,584
thyssenkrupp AG, June Strike Price 22.00 EUR, Expires 6/21/19	1,069	106,900		37,517
Twenty-First Century Fox Inc., A, January Strike Price $41.00, Expires 1/18/19	84	8,400		73,500
Twenty-First Century Fox Inc., A, January Strike Price $46.00, Expires 1/18/19	469	46,900		174,703
Vivendi SA, March Strike Price 24.00 EUR, Expires 3/15/19	1,153	115,300		69,182

				1,021,427

Calls – Over-the-Counter 0.0%†
Currency Options 0.0%†
AUD/USD, Counterparty JPHQ, December Strike Price 0.73 AUD, Expires 12/14/18	1	1,000,000		9,355
EUR/NOK, Counterparty JPHQ, December Strike Price 9.70 EUR, Expires 12/31/18	1	500,000	EUR	5,475
EUR/USD, Counterparty JPHQ, January Strike Price 1.20 EUR, Expires 1/10/19	1	500,000		113
EUR/USD, Counterparty JPHQ, April Strike Price 1.28 EUR, Expires 4/17/19	1	4,500,000		1,423
GBP/USD, Counterparty JPHQ, March Strike Price 1.40 GBP, Expires 3/08/19	1	3,000,000		8,803
GBP/USD, Counterparty JPHQ, May Strike Price 1.35 GBP, Expires 5/16/19	1	500,000		8,741
GBP/USD, Counterparty JPHQ, May Strike Price 1.35 GBP, Expires 5/16/19	1	500,000		8,056
USD/CAD, Counterparty JPHQ, December Strike Price $1.32, Expires 12/21/18	1	750,000		7,690
USD/HKD, Counterparty JPHQ, April Strike Price $7.95, Expires 4/02/19	1	4,000,000		782
USD/HKD, Counterparty JPHQ, September Strike Price $7.95, Expires 9/16/19	1	2,000,000		1,028
USD/HKD, Counterparty JPHQ, September Strike Price $7.95, Expires 9/18/19	1	3,000,000		1,559
USD/TWD, Counterparty JPHQ, April Strike Price $31.50, Expires 4/02/19	1	3,000,000		12,242

				65,267

Puts – Exchange-Traded 0.1%
DAX Stock Index, December Strike Price 10,650.00 EUR, Expires 12/21/18	34	170		9,738
DAX Stock Index, December Strike Price 11,000.00 EUR, Expires 12/21/18	33	165		22,304
DJ EURO STOXX 50 Index, December Strike Price 2,975.00 EUR, Expires 12/21/18	95	950		10,647
DJ EURO STOXX 50 Index, December Strike Price 3,075.00 EUR, Expires 12/21/18	94	940		25,753
Euro-Bund, December Strike Price 159.50 EUR, Expires 12/21/18	15	15,000		679
FTSE MIB Index, December Strike Price 17,500.00 EUR, Expires 12/21/18	23	58		3,645
Invesco QQQ ETF, January Strike Price $158.00, Expires 1/18/19	1,081	108,100		223,767
ON Semiconductor Corp., December Strike Price $17.00, Expires 12/21/18	58	5,800		1,276
Rapid7 Inc., December Strike Price $30.00, Expires 12/21/18	17	1,700		1,785
S&P 500 Index, December Strike Price $2,500.00, Expires 12/14/18	341	34,100		64,790
S&P 500 Index, December Strike Price $2,550.00, Expires 12/14/18	175	17,500		62,125
S&P 500 Index, December Strike Price $2,600.00, Expires 12/21/18	49	4,900		47,040
S&P 500 Index, January Strike Price $2,600.00, Expires 1/18/19	9	900		19,260
Shire PLC, ADR, April Strike Price $170.00, Expires 4/18/19	13	1,300		11,310
SPDR S&P 500 ETF Trust, December Strike Price $273.00, Expires 12/21/18	27	2,700		9,909
The Walt Disney Co., January Strike Price $95.00, Expires 1/18/19	169	16,900		2,535
The Walt Disney Co., April Strike Price $95.00, Expires 4/18/19	86	8,600		6,794

				523,357

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#		Value

	Options Purchased (continued)
	Puts – Over-the-Counter 0.0%†
	Currency Options 0.0%†
	EUR/GBP, Counterparty DBAB, January Strike Price 0.90 EUR, Expires 1/14/19	1	837,000	EUR	$21,380

	Total Options Purchased (Cost $2,521,444)				1,631,431

	Total Investments before Short Term Investments (Cost $772,225,753)				847,709,614

		Country	Shares
	Short Term Investments 24.0%
	Money Market Funds 20.2%
s,t	Dreyfus Government Cash Management, Institutional, 2.09%	United States	13,714,041		13,714,041
s	Fidelity Investments Money Market Government Portfolio, Institutional, 2.10%	United States	226,755,842		226,755,842

	Total Money Market Funds (Cost $240,469,883)				240,469,883

			Principal Amount*
	Repurchase Agreements (Cost $18,035,346) 1.5%
u	Joint Repurchase Agreement, 2.278%, 12/03/18 (Maturity Value $18,038,771)	United States	18,035,346		18,035,346

	BNP Paribas Securities Corp. (Maturity Value $11,648,356) Deutsche Bank Securities Inc. (Maturity Value $3,478,236) HSBC Securities (USA) Inc. (Maturity Value $2,912,179)

Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 7/15/40 - 2/20/45; U.S. Treasury Bond, 6.25%, 8/15/23; and U.S. Treasury Note, 0.875% - 3.50%, 1/15/19 - 5/15/23 (valued at $18,402,083)

q	Investments from Cash Collateral Received for Loaned Securities 0.8%

			Shares
	Money Market Fund 0.6%
r,s	Institutional Fiduciary Trust Money Market Portfolio, 1.91%	United States	7,395,000		7,395,000

			Principal Amount*
	Repurchase Agreement 0.2%
u	Joint Repurchase Agreement, 1.96%, 12/03/18 (Maturity Value $1,998,253)	United States	1,997,878		1,997,878

	Merrill Lynch Pierce Fenner & Smith, Inc.
	Collateralized by a U.S. Government Agency Obligation, 1.38%, 6/30/23 (valued at $2,025,470)
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $9,392,878)				9,392,878

	U.S. Government and Agency Securities 1.5%
v	U.S. Treasury Bill,
	[b] 1/03/19	United States	14,000,000		13,973,086
	1/24/19-10/10/19	United States	4,245,000		4,182,034

	Total U.S. Government and Agency Securities (Cost $18,155,283)				18,155,120

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

				Value

	Total Investments (Cost $1,058,279,143) 95.3%			$1,133,762,841
	Options Written (0.0)%†			(390,304)
	Securities Sold Short (22.8)%			(270,364,878)
	Other Assets, less Liabilities 27.5%			326,614,008

	Net Assets 100.0%			$1,189,621,667

		Number of Contracts	Notional Amount#
w	Options Written (0.0)%†
	Calls – Exchange-Traded (0.0)%†
	AbbVie Inc., December Strike Price $92.50, Expires 12/21/18	2	200	(590)
	AbbVie Inc., January Strike Price $95.00, Expires 1/18/19	2	200	(540)
	AbbVie Inc., February Strike Price $97.50, Expires 2/15/19	2	200	(536)
	Accenture PLC, A, December Strike Price $170.00, Expires 12/21/18	1	100	(190)
	Accenture PLC, A, January Strike Price $170.00, Expires 1/18/19	1	100	(307)
	Accenture PLC, A, February Strike Price $175.00, Expires 2/15/19	1	100	(240)
	Aflac Inc., December Strike Price $45.00, Expires 12/21/18	4	400	(448)
	Aflac Inc., January Strike Price $47.50, Expires 1/18/19	4	400	(204)
	Allergan PLC, December Strike Price $170.00, Expires 12/21/18	1	100	(41)
	Allergan PLC, January Strike Price $175.00, Expires 1/18/19	2	200	(152)
	Altria Group Inc., December Strike Price $65.00, Expires 12/21/18	3	300	(9)
	Altria Group Inc., January Strike Price $65.00, Expires 1/18/19	3	300	(21)
	Altria Group Inc., March Strike Price $65.00, Expires 3/15/19	3	300	(93)
	American Eagle Outfitters Inc., December Strike Price $24.00, Expires 12/21/18	9	900	(270)
	American Eagle Outfitters Inc., January Strike Price $25.00, Expires 1/18/19	9	900	(315)
	American Eagle Outfitters Inc., February Strike Price $26.00, Expires 2/15/19	9	900	(338)
	AmerisourceBergen Corp., A, December Strike Price $97.50, Expires 12/21/18	3	300	(68)
	AmerisourceBergen Corp., A, February Strike Price $100.00, Expires 2/15/19	3	300	(323)
	Amgen Inc., December Strike Price $200.00, Expires 12/21/18	1	100	(1,080)
	Amgen Inc., January Strike Price $200.00, Expires 1/18/19	1	100	(1,176)
	Automatic Data Processing Inc., December Strike Price $150.00, Expires 12/21/18	3	300	(480)
	Best Buy Co. Inc., December Strike Price $75.00, Expires 12/21/18	3	300	(21)
	Best Buy Co. Inc., January Strike Price $77.50, Expires 1/18/19	2	200	(46)
	Best Buy Co. Inc., March Strike Price $80.00, Expires 3/15/19	3	300	(270)
	Bristol-Myers Squibb Co., December Strike Price $55.00, Expires 12/21/18	3	300	(186)
	Bristol-Myers Squibb Co., January Strike Price $57.50, Expires 1/18/19	3	300	(117)
	Broadcom Inc., December Strike Price $240.00, Expires 12/21/18	1	100	(770)
	Broadcom Inc., January Strike Price $250.00, Expires 1/18/19	1	100	(610)
	Broadridge Financial Solutions Inc., December Strike Price $110.00, Expires 12/21/18	1	100	(54)
	Capital One Financial Corp., December Strike Price $95.00, Expires 12/21/18	2	200	(50)
	Capital One Financial Corp., January Strike Price $97.50, Expires 1/18/19	2	200	(101)
	Capital One Financial Corp., March Strike Price $97.50, Expires 3/15/19	2	200	(326)
	Chevron Corp., December Strike Price $120.00, Expires 12/21/18	2	200	(464)
	Chevron Corp., January Strike Price $125.00, Expires 1/18/19	2	200	(314)
	Cisco Systems Inc., December Strike Price $48.00, Expires 12/21/18	4	400	(392)
	Citigroup Inc., December Strike Price $67.50, Expires 12/21/18	3	300	(201)
	Citigroup Inc., January Strike Price $70.00, Expires 1/18/19	2	200	(160)
	Citigroup Inc., March Strike Price $70.00, Expires 3/15/19	3	300	(486)
	Comcast Corp., December Strike Price $40.00, Expires 12/21/18	5	500	(245)
	Comcast Corp., January Strike Price $41.25, Expires 1/18/19	4	400	(184)

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount*	Value

w	Options Written (continued)
	Calls – Exchange-Traded (continued)
	Comcast Corp., February Strike Price $42.50, Expires 2/15/19	5	500	$(260)
	ConocoPhillips, December Strike Price $70.00, Expires 12/21/18	2	200	(164)
	ConocoPhillips, January Strike Price $72.50, Expires 1/18/19	2	200	(170)
	Cummins Inc., January Strike Price $155.00, Expires 1/18/19	1	100	(380)
	Cummins Inc., March Strike Price $155.00, Expires 3/15/19	1	100	(654)
	Cummins Inc., March Strike Price $160.00, Expires 3/15/19	1	100	(450)
	Delta Air Lines Inc., December Strike Price $60.00, Expires 12/21/18	3	300	(663)
	Delta Air Lines Inc., January Strike Price $60.00, Expires 1/18/19	3	300	(945)
	Delta Air Lines Inc., March Strike Price $62.50, Expires 3/15/19	3	300	(873)
	Dick’s Sporting Goods Inc., December Strike Price $42.00, Expires 12/21/18	5	500	(10)
	Dick’s Sporting Goods Inc., January Strike Price $45.00, Expires 1/18/19	5	500	(25)
	Eaton Corp. PLC, December Strike Price $77.50, Expires 12/21/18	2	200	(300)
	Eaton Corp. PLC, January Strike Price $77.50, Expires 1/18/19	2	200	(460)
	Eaton Corp. PLC, January Strike Price $80.00, Expires 1/18/19	2	200	(240)
	Euro-Bund, December Strike Price 162.00 EUR, Expires 12/21/18	5	5,000	(4,868)
	Exxon Mobil Corp., December Strike Price $80.00, Expires 12/21/18	2	200	(286)
	Exxon Mobil Corp., December Strike Price $82.50, Expires 12/21/18	2	200	(104)
	FirstEnergy Corp., December Strike Price $40.00, Expires 12/21/18	4	400	(40)
	FirstEnergy Corp., January Strike Price $41.00, Expires 1/18/19	4	400	(50)
	Gilead Sciences Inc., December Strike Price $75.00, Expires 12/21/18	2	200	(154)
	Gilead Sciences Inc., January Strike Price $77.50, Expires 1/18/19	2	200	(182)
	Gilead Sciences Inc., February Strike Price $77.50, Expires 2/15/19	3	300	(507)
	Hewlett Packard Enterprise Co., December Strike Price $16.00, Expires 12/21/18	12	1,200	(264)
	Hewlett Packard Enterprise Co., January Strike Price $17.00, Expires 1/18/19	12	1,200	(144)
	The Home Depot Inc., December Strike Price $190.00, Expires 12/21/18	1	100	(75)
	The Home Depot Inc., January Strike Price $195.00, Expires 1/18/19	2	200	(224)
	Illinois Tool Works Inc., December Strike Price $140.00, Expires 12/21/18	1	100	(285)
	Intel Corp., December Strike Price $50.00, Expires 12/21/18	3	300	(294)
	Intel Corp., January Strike Price $52.50, Expires 1/18/19	3	300	(195)
	The Interpublic Group of Cos. Inc., January Strike Price $25.00, Expires 1/18/19	7	700	(210)
	Intuit Inc., December Strike Price $230.00, Expires 12/21/18	2	200	(200)
	Johnson & Johnson, December Strike Price $150.00, Expires 12/21/18	3	300	(267)
	JPMorgan Chase & Co., December Strike Price $115.00, Expires 12/21/18	1	100	(82)
	Kohl’s Corp., December Strike Price $87.50, Expires 12/21/18	2	200	(4)
	Kohl’s Corp., January Strike Price $90.00, Expires 1/18/19	2	200	(22)
	Kohl’s Corp., April Strike Price $95.00, Expires 4/18/19	2	200	(100)
	Marathon Petroleum Corp., December Strike Price $70.00, Expires 12/21/18	2	200	(178)
	Marathon Petroleum Corp., January Strike Price $72.50, Expires 1/18/19	2	200	(202)
	Mastercard Inc., A, December Strike Price $210.00, Expires 12/21/18	1	100	(169)
	Mastercard Inc., A, January Strike Price $220.00, Expires 1/18/19	1	100	(143)
	McKesson Corp., December Strike Price $135.00, Expires 12/21/18	2	200	(85)
	McKesson Corp., January Strike Price $140.00, Expires 1/18/19	2	200	(110)
	Medtronic PLC, January Strike Price $100.00, Expires 1/18/19	1	100	(126)
	Merck & Co. Inc., December Strike Price $77.50, Expires 12/21/18	2	200	(450)
	Merck & Co. Inc., January Strike Price $80.00, Expires 1/18/19	2	200	(296)
	MetLife Inc., December Strike Price $47.50, Expires 12/21/18	4	400	(84)
	MetLife Inc., January Strike Price $50.00, Expires 1/18/19	4	400	(56)
	Microsoft Corp., December Strike Price $115.00, Expires 12/21/18	1	100	(105)
	Microsoft Corp., January Strike Price $115.00, Expires 1/18/19	1	100	(222)
	Molson Coors Brewing Co., B, December Strike Price $67.50, Expires 12/21/18	2	200	(160)
	Molson Coors Brewing Co., B, January Strike Price $70.00, Expires 1/18/19	2	200	(150)

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount*	Value

w	Options Written (continued)
	Calls – Exchange-Traded (continued)
	Morgan Stanley, January Strike Price $49.00, Expires 1/18/19	1	100	$(39)
	Murphy Oil Corp., December Strike Price $32.50, Expires 12/21/18	6	600	(690)
	Murphy Oil Corp., January Strike Price $35.00, Expires 1/18/19	6	600	(540)
	Occidental Petroleum Corp., December Strike Price $75.00, Expires 12/21/18	2	200	(72)
	Occidental Petroleum Corp., January Strike Price $77.50, Expires 1/18/19	2	200	(92)
	Okta Inc., December Strike Price $75.00, Expires 12/21/18	22	2,200	(3,212)
	Omnicom Group Inc., December Strike Price $80.00, Expires 12/21/18	2	200	(100)
	Omnicom Group Inc., January Strike Price $82.50, Expires 1/18/19	2	200	(100)
	PACCAR Inc., December Strike Price $62.50, Expires 12/21/18	3	300	(465)
	PACCAR Inc., January Strike Price $63.20, Expires 1/18/19	3	300	(623)
	Paychex Inc., December Strike Price $72.50, Expires 12/21/18	2	200	(215)
	Prudential Financial Inc., December Strike Price $100.00, Expires 12/21/18	2	200	(84)
	Prudential Financial Inc., January Strike Price $100.00, Expires 1/18/19	1	100	(115)
	Prudential Financial Inc., March Strike Price $105.00, Expires 3/15/19	2	200	(194)
	Robert Half International Inc., December Strike Price $65.00, Expires 12/21/18	2	200	(208)
	Shire PLC, ADR, April Strike Price $190.00, Expires 4/18/19	13	1,300	(4,290)
	Sinclair Broadcast Group Inc., December Strike Price $33.00, Expires 12/21/18	6	600	(270)
	Sinclair Broadcast Group Inc., January Strike Price $34.00, Expires 1/18/19	6	600	(420)
	Target Corp., December Strike Price $90.00, Expires 12/21/18	3	300	(6)
	Target Corp., January Strike Price $92.50, Expires 1/18/19	3	300	(12)
	Texas Instruments Inc., December Strike Price $100.00, Expires 12/21/18	1	100	(246)
	Texas Instruments Inc., January Strike Price $105.00, Expires 1/18/19	1	100	(172)
	Thermo Fisher Scientific Inc., January Strike Price $250.00, Expires 1/18/19	2	200	(1,574)
	Tilray Inc., January Strike Price $75.00, Expires 1/15/21	38	3,800	(117,306)
	UnitedHealth Group Inc., December Strike Price $280.00, Expires 12/21/18	1	100	(610)
	UnitedHealth Group Inc., January Strike Price $290.00, Expires 1/18/19	1	100	(485)
	Viacom Inc., B, December Strike Price $35.00, Expires 12/21/18	5	500	(25)
	Visa Inc., December Strike Price $150.00, Expires 12/21/18	1	100	(50)
	Walgreens Boots Alliance Inc., January Strike Price $87.50, Expires 1/18/19	3	300	(579)
	Walgreens Boots Alliance Inc., April Strike Price $90.00, Expires 4/18/19	3	300	(885)
	Waste Management Inc., December Strike Price $95.00, Expires 12/21/18	3	300	(285)
	Yum! Brands Inc., December Strike Price $92.50, Expires 12/21/18	2	200	(302)

				(163,371)

	Calls – Over-the-Counter (0.0)%†
	Currency Options (0.0)%†
	AUD/USD, Counterparty JPHQ, May Strike Price 0.76 AUD, Expires 5/02/19	1	1,000,000	(6,593)
	GBP/USD, Counterparty JPHQ, March Strike Price 1.35 GBP, Expires 3/08/19	1	1,000,000	(9,267)
	USD/CAD, Counterparty JPHQ, December Strike Price $1.35, Expires 12/21/18	1	1,500,000	(2,783)
	USD/HKD, Counterparty JPHQ, April Strike Price $7.85, Expires 4/02/19	1	2,000,000	(1,271)
	USD/HKD, Counterparty JPHQ, September Strike Price $7.85, Expires 9/18/19	1	1,500,000	(1,582)

				(21,496)

	Puts – Exchange-Traded (0.0)%†
	DAX Stock Index, December Strike Price 10,000.00 EUR, Expires 12/21/18	34	170	(2,252)
	DAX Stock Index, December Strike Price 10,450.00 EUR, Expires 12/21/18	33	165	(5,753)
	DJ EURO STOXX 50 Index, December Strike Price 2,750.00 EUR, Expires 12/21/18	95	950	(2,366)
	DJ EURO STOXX 50 Index, December Strike Price 2,925.00 EUR, Expires 12/21/18	94	940	(7,130)
	Euro-Bund, December Strike Price 157.50 EUR, Expires 12/21/18	23	23,000	(260)
	FTSE MIB Index, December Strike Price 16,000.00 EUR, Expires 12/21/18	26	65	(883)

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount*		Value

w	Options Written (continued)
	Puts – Exchange-Traded (continued)
	NII Holdings Inc., March Strike Price $5.00, Expires 3/15/19	14	1,400		$(1,785)
	S&P 500 Index, December Strike Price $2,400.00, Expires 12/21/18	34	3,400		(4,930)
	S&P 500 Index, January Strike Price $2,450.00, Expires 1/18/19	9	900		(8,145)
	Sea Ltd., ADR, February Strike Price $12.50, Expires 2/15/19	35	3,500		(3,325)
	SPDR S&P 500 ETF Trust, December Strike Price $260.00, Expires 12/21/18	27	2,700		(2,754)
	thyssenkrupp AG, June Strike Price 13.00 EUR, Expires 6/21/19	731	73,100		(35,585)
	Twenty-First Century Fox Inc., April Strike Price $39.00, Expires 4/18/19	553	55,300		(98,157)

					(173,325)

	Puts – Over-the-Counter (0.0)%†
	Currency Options (0.0)%†
	EUR/NOK, Counterparty JPHQ, December Strike Price 9.40 EUR, Expires 12/31/18	1	500,000	EUR	(188)
	EUR/USD, Counterparty JPHQ, January Strike Price 1.14 EUR, Expires 1/10/19	1	500,000		(4,950)
	GBP/USD, Counterparty JPHQ, May Strike Price 1.22 GBP, Expires 5/16/19	1	500,000		(9,230)
	GBP/USD, Counterparty JPHQ, May Strike Price 1.22 GBP, Expires 5/16/19	1	500,000		(9,569)
	USD/HKD, Counterparty JPHQ, September Strike Price $7.85, Expires 9/16/19	1	1,000,000		(1,046)
	USD/TWD, Counterparty JPHQ, July Strike Price $29.50, Expires 7/03/19	1	1,000,000		(7,129)

					(32,112)

	Total Options Written (Premiums Received $487,226)				(390,304)

		Country	Shares
x	Securities Sold Short (22.8)%
	Common Stocks (6.1)%
	Aerospace & Defense (0.1)%
	Huntington Ingalls Industries Inc.	United States	1,271	(273,901)
	Lockheed Martin Corp.	United States	817	(245,451)
	Northrop Grumman Corp.	United States	1,778	(462,067)
	Raytheon Co.	United States	1,524	(267,218)
	United Technologies Corp.	United States	2,116	(257,813)

				(1,506,450)

	Air Freight & Logistics (0.0)%†
	Atlas Air Worldwide Holdings Inc.	United States	2,904	(154,638)

	Airlines (0.1)%
	Japan Airlines Co. Ltd.	Japan	13,657	(492,549)
	SAS AB	Sweden	212,815	(522,240)

				(1,014,789)

	Banks (0.0)%†
	Hope Bancorp Inc.	United States	3,905	(59,356)

	Beverages (0.1)%
	Boston Beer Inc., A	United States	2,691	(738,787)
	Molson Coors Brewing Co., B	United States	8,843	(581,604)

				(1,320,391)

	Biotechnology (0.3)%
	Alder Biopharmaceuticals Inc.	United States	12,538	(167,758)
	Amicus Therapeutics Inc.	United States	138,513	(1,529,183)

50	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value

x	Securities Sold Short (continued)
	Biotechnology (continued)
	Karyopharm Therapeutics Inc.	United States	25,967	$(270,057)
	Ligand Pharmaceuticals Inc.	United States	1,057	(166,763)
	Neurocrine Biosciences Inc.	United States	5,562	(490,958)
	PDL BioPharma Inc.	United States	119,838	(367,903)
	Radius Health Inc.	United States	8,409	(140,178)
	Repligen Corp.	United States	9,573	(619,086)
	Retrophin Inc.	United States	7,566	(185,670)

				(3,937,556)

	Building Products (0.0)%†
	Patrick Industries Inc.	United States	2,459	(97,671)

	Capital Markets (0.0)%†
	Cowen Inc., A	United States	18,248	(290,326)

	Chemicals (0.0)%†
	Mitsubishi Chemical Holdings Corp.	Japan	8,400	(68,715)

	Commercial Services & Supplies (0.0)%†
	Team Inc.	United States	16,237	(271,320)

	Communications Equipment (0.1)%
	CalAmp Corp.	United States	7,027	(124,378)
	Infinera Corp.	United States	26,533	(114,357)
	Palo Alto Networks Inc.	United States	1,618	(279,833)

				(518,568)

	Construction & Engineering (0.0)%†
	HC2 Holdings Inc.	United States	9,432	(29,805)
	KBR Inc.	United States	13,662	(253,703)
	Mirait Holdings Corp.	Japan	12,300	(180,304)

				(463,812)

	Construction Materials (0.1)%
	Cemex SAB de CV, ADR	Mexico	15,229	(78,277)
	Martin Marietta Materials Inc.	United States	3,078	(586,944)

				(665,221)

	Consumer Finance (0.1)%
	Encore Capital Group Inc.	United States	17,236	(482,264)
	Ezcorp Inc., A	United States	25,891	(246,482)
	PRA Group Inc.	United States	9,614	(293,419)

				(1,022,165)

	Diversified Consumer Services (0.1)%
	Chegg Inc.	United States	19,647	(549,134)

	Electric Utilities (0.0)%†
	The Chugoku Electric Power Co. Inc.	Japan	10,500	(132,643)
	Kyushu Electric Power Co. Inc.	Japan	12,700	(149,136)

				(281,779)

	Electrical Equipment (0.0)%†
	Emerson Electric Co.	United States	1,006	(67,925)

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value

x	Securities Sold Short (continued)
	Electronic Equipment, Instruments & Components (0.1)%
	Knowles Corp.	United States	16,808	$(256,154)
	OSI Systems Inc.	United States	2,624	(189,978)
	Vishay Intertechnology Inc.	United States	21,525	(448,796)

				(894,928)

	Energy Equipment & Services (0.2)%
	Fugro NV, IDR	Netherlands	24,280	(295,216)
	SEACOR Holdings Inc.	United States	329	(13,667)
	Transocean Ltd.	United States	256,514	(2,380,450)

				(2,689,333)

	Entertainment (0.2)%
	Electronic Arts Inc.	United States	2,570	(216,060)
	iQIYI Inc., ADR	China	11,014	(223,694)
	Live Nation Entertainment Inc.	United States	598	(33,296)
	Sea Ltd., ADR	Thailand	19,770	(263,732)
	Twenty-First Century Fox Inc., A	United States	31,203	(366,635)
	The Walt Disney Co.	United States	17,375	(2,006,639)

				(3,110,056)

	Equity Real Estate Investment Trusts (REITs) (0.5)%
	Invitation Homes Inc.	United States	80,563	(1,728,888)
	Pebblebrook Hotel Trust	United States	122,341	(4,272,148)

				(6,001,036)

	Food Products (0.2)%
	Mondelez International Inc., A	United States	38,270	(1,721,385)

	Health Care Equipment & Supplies (0.1)%
	DexCom Inc.	United States	2,746	(355,854)
	Insulet Corp.	United States	2,114	(177,428)
	Nipro Corp.	Japan	15,100	(205,253)
	Wright Medical Group NV	United States	6,789	(189,821)

				(928,356)

	Health Care Providers & Services (0.5)%
	Cigna Corp.	United States	17,892	(3,996,715)
	CVS Health Corp.	United States	29,144	(2,337,349)

				(6,334,064)

	Health Care Technology (0.1)%
	Allscripts Healthcare Solutions Inc.	United States	8,266	(84,396)
	Evolent Health Inc., A	United States	24,124	(619,987)

				(704,383)

	Hotels, Restaurants & Leisure (0.0)%†
	Choice Hotels International Inc.	United States	2,603	(202,696)
	Huazhu Group Ltd., ADR	China	5,124	(161,611)

				(364,307)

	Independent Power & Renewable Electricity Producers (0.0)%†
	NRG Energy Inc.	United States	9,132	(350,943)

	Industrial Conglomerates (0.1)%
	3M Co.	United States	2,810	(584,255)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value

x	Securities Sold Short (continued)
	Interactive Media & Services (0.1)%
	CarGurus Inc., A	United States	23,471	$(913,257)
	Momo Inc., ADR	China	1,729	(54,204)
	Zillow Group Inc., C	United States	5,832	(213,159)

				(1,180,620)

	Internet & Direct Marketing Retail (0.1)%
	Alibaba Group Holding Ltd., ADR	China	2,448	(393,785)
	MercadoLibre Inc.	Argentina	1,221	(429,756)
	Wayfair Inc., A	United States	3,380	(358,956)

				(1,182,497)

	IT Services (0.3)%
	Akamai Technologies Inc.	United States	3,687	(253,481)
	Carbonite Inc.	United States	14,086	(399,056)
	CSG Systems International Inc.	United States	2,806	(98,407)
	GDS Holdings Ltd., ADR	China	8,308	(245,003)
	International Business Machines Corp.	United States	966	(120,045)
	MongoDB Inc., A	United States	5,547	(459,846)
	Okta Inc., A	United States	11,482	(730,829)
	Perficient Inc.	United States	7,063	(178,765)
	Square Inc., A	United States	7,887	(550,828)
	Twilio Inc., A	United States	6,997	(661,147)

				(3,697,407)

	Machinery (0.1)%
	AGCO Corp.	United States	6,943	(414,358)
	Kennametal Inc.	United States	5,310	(222,064)
	Navistar International Corp.	United States	133	(4,262)

				(640,684)

	Marine (0.1)%
	Kirby Corp.	United States	7,455	(569,115)

	Metals & Mining (0.1)%
	AK Steel Holding Corp.	United States	6,168	(18,997)
	Cleveland-Cliffs Inc.	United States	64,440	(598,003)
	Endeavour Mining Corp.	Ivory Coast	5,010	(62,444)
	First Majestic Silver Corp.	Canada	30,479	(146,299)

				(825,743)

	Mortgage Real Estate Investment Trusts (REITs) (0.0)%†
	Redwood Trust Inc.	United States	9,295	(155,134)

	Oil, Gas & Consumable Fuels (0.8)%
	Chesapeake Energy Corp.	United States	138,749	(405,147)
	Diamondback Energy Inc.	United States	70,283	(7,757,837)
	Golar LNG Ltd.	Bermuda	6,110	(162,770)
	Green Plains Inc.	United States	41,307	(671,239)
	Teekay Corp.	Bermuda	16,187	(71,385)

				(9,068,378)

	Paper & Forest Products (0.0)%†
	Domtar Corp.	United States	5,307	(231,279)
	Louisiana-Pacific Corp.	United States	10,026	(229,194)

				(460,473)

franklintempleton.com	Semiannual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value

x	Securities Sold Short (continued)
	Personal Products (0.0)%†
	Herbalife Nutrition Ltd.	United States	5,896	$(337,546)

	Pharmaceuticals (0.6)%†
	Canopy Growth Corp.	Canada	13,749	(467,217)
	Endocyte Inc.	United States	17,037	(402,584)
	Innoviva Inc.	United States	25,308	(462,124)
	The Medicines Co.	United States	8,237	(182,285)
	Pacira Pharmaceuticals Inc.	United States	4,478	(216,422)
	Takeda Pharmaceutical Co. Ltd.	Japan	104,715	(3,925,140)
	Tilray Inc.	Canada	9,900	(1,014,255)

				(6,670,027)

	Professional Services (0.0)%†
	FTI Consulting Inc.	United States	901	(63,295)

	Road & Rail (0.0)%†
	Genesee & Wyoming Inc., A	United States	5,426	(451,877)
	Schneider National Inc., B	United States	2,087	(46,603)

				(498,480)

	Semiconductors & Semiconductor Equipment (0.2)%
	Advanced Micro Devices Inc.	United States	25,701	(547,431)
	Cree Inc.	United States	5,731	(252,966)
	Inphi Corp.	United States	4,574	(182,457)
	Microchip Technology Inc.	United States	10,304	(772,800)
	ON Semiconductor Corp.	United States	17,877	(342,881)
	Synaptics Inc.	United States	1,202	(46,229)

				(2,144,764)

	Software (0.5)%
	Alteryx Inc., A	United States	10,266	(617,808)
	Atlassian Corp. PLC, A	Austrailia	6,375	(547,868)
	Avaya Holdings Corp.	United States	11,042	(171,924)
	Docusign Inc., A	United States	3,005	(125,489)
	Envestnet Inc.	United States	2,895	(158,183)
	Everbridge Inc.	United States	6,908	(378,351)
	Five9 Inc.	United States	8,516	(365,166)
	HubSpot Inc.	United States	3,637	(505,652)
	MINDBODY Inc., A	United States	4,872	(135,247)
	Nice Ltd., ADR	Israel	2,086	(242,268)
	Nutanix Inc., A	United States	4,530	(202,536)
	PROS Holdings Inc.	United States	4,459	(143,446)
	Rapid7 Inc.	United States	10,558	(335,744)
	ServiceNow Inc.	United States	3,612	(669,195)
	Splunk Inc.	United States	2,537	(283,459)
	VMware Inc., A	United States	8,516	(1,425,067)

				(6,307,403)

	Technology Hardware, Storage & Peripherals (0.0)%†
	Electronics for Imaging Inc.	United States	6,282	(173,886)

	Textiles, Apparel & Luxury Goods (0.0)%†
	Under Armour Inc., C	United States	6,918	(154,479)

	Trading Companies & Distributors (0.0)%†
	Fastenal Co.	United States	2,519	(149,276)

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value

x	Securities Sold Short (continued)
	Wireless Telecommunication Services (0.2)%
	Boingo Wireless Inc.	United States	6,196	$(155,148)
	NII Holdings Inc.	United States	92,053	(498,006)
	Sprint Corp.	United States	182,253	(1,144,549)

				(1,797,703)

	Total Common Stocks (Proceeds $76,433,126)			(72,049,772)

	Exchange Traded Funds (15.9)%
	Consumer Discretionary Select Sector SPDR Fund	United States	7,828	(845,346)
	ETFMG Prime Cyber Security ETF	United States	83,614	(3,056,928)
	Health Care Select Sector SPDR Fund	United States	301,657	(28,919,856)
	Invesco QQQ Trust Series 1	United States	28,265	(4,787,243)
	iShares Core S&P Small-Cap ETF	United States	47,335	(3,753,666)
	iShares Edge MSCI USA Momentum Factor ETF	United States	37,701	(4,101,492)
	iShares MSCI Taiwan ETF	Taiwan	38,734	(1,289,842)
	iShares NASDAQ Biotechnology ETF	United States	185,081	(20,192,337)
	iShares North American Tech ETF	United States	31,741	(5,939,693)
	iShares North American Tech-Multimedia Networking ETF	United States	123,735	(6,338,944)
	iShares North American Tech-Software ETF	United States	20,399	(3,787,074)
	iShares PHLX Semiconductor ETF	United States	28,109	(4,729,339)
	iShares Russell 2000 Growth ETF	United States	24,363	(4,647,486)
	iShares Russell Mid-Cap Growth ETF	United States	13,049	(1,634,126)
	iShares S&P Small-Cap 600 Growth ETF	United States	11,110	(2,044,906)
	iShares STOXX Europe 600 UCITS ETF	Germany	21,428	(857,790)
	iShares U.S. Technology ETF	United States	15,705	(2,732,513)
	SPDR S&P 500 ETF Trust	United States	298,344	(82,238,524)
	SPDR S&P MidCap 400 ETF Trust	United States	6,532	(2,238,778)
	Vanguard Small-Cap Growth ETF	United States	27,392	(4,633,905)

	Total Exchange Traded Funds (Proceeds $186,947,889)			(188,769,788)

			Principal Amount*
	Corporate Bonds and Notes (0.7)%
	Chemicals (0.2)%
[d]	CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A, 9.25%, 6/15/23	United States	2,132,000	(2,247,234)
	Olin Corp., senior bond, 5.125%, 9/15/27	United States	575,000	(542,829)

				(2,790,063)

	Electric Utilities (0.0)%†
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	178,000	(130,162)

	Food Products (0.1)%
d	TreeHouse Foods Inc., senior note, 144A, 6.00%, 2/15/24	United States	1,252,000	(1,242,610)

	Internet Software & Services (0.3)%
d	GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	3,059,000	(2,821,928)

	Media (0.1)%
d	MDC Partners Inc., senior note, 144A, 6.50%, 5/01/24	United States	1,662,000	(1,421,010)

	Total Corporate Bonds and Notes (Proceeds $8,615,151)			(8,405,773)

	U.S. Government and Agency Securities (Proceeds $1,124,971) (0.1)%
	U.S. Treasury Note, 3.125%, 11/15/28	United States	1,128,000	(1,139,545)

	Total Securities Sold Short (Proceeds $273,121,137)			$(270,364,878)

franklintempleton.com	Semiannual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At November 30, 2018, the aggregate value of these securities and/or cash pledged amounted to $223,615,771, representing 18.8% of net assets.

cA portion or all of the security is held in connection with written option contracts open at period end.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the net value of these securities was $146,890,454, representing 12.4% of net assets.

eA portion or all of the security is on loan at November 30, 2018. See Note 1(g).

fFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.

gContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the aggregate value of these securities was $16,525,644, representing 1.4% of net assets.

iThe coupon rate shown represents the rate at period end.

jSee Note 1(e) regarding loan participation notes.

kIncome may be received in additional securities and/or cash.

lSee Note 7 regarding defaulted securities.

mSee Note 1(i) regarding senior floating rate interests.

nSee Note 8 regarding unfunded loan commitments.

oThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

pAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

qSee Note 1(g) regarding securities on loan.

rSee Note 3(f) regarding investments in affiliated management investment companies.

sThe rate shown is the annualized seven-day yield at period end.

tA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

uSee Note 1(c) regarding joint repurchase agreement.

vThe security was issued on a discount basis with no stated coupon rate.

wSee Note 1(d) regarding written options.

xSee Note 1(f) regarding securities sold short.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	58	$2,851,788	12/17/18	$(111,762)
Aluminum	Short	58	2,851,788	12/17/18	130,363
Aluminum	Long	1	49,106	3/18/19	(3)
Aluminum	Short	45	2,209,781	3/18/19	13,713
Brent Crude Oil	Short	8	475,680	12/28/18	16,698
Cocoa	Short	11	227,070	3/14/19	12,336
Coffee	Short	9	362,981	3/19/19	44,562
Copper	Long	19	2,957,825	12/17/18	10,657
Copper	Short	19	2,957,825	12/17/18	(49,780)
Copper	Long	13	2,013,863	3/18/19	(4,138)
Copper	Short	13	2,013,863	3/18/19	(2,150)
Corn	Short	43	812,162	3/14/19	9,133
Cotton No.2	Short	22	868,010	3/07/19	(2,092)
Gasoline RBOB	Short	10	588,798	12/31/18	27,110
Gold 100 Oz	Short	6	735,600	2/26/19	4,616
Hard Red Winter Wheat	Short	25	625,312	3/14/19	33,157
Natural Gas	Long	23	1,060,760	12/27/18	243,799
Silver	Short	48	3,412,080	3/27/19	69,518
Soybean	Short	18	816,750	3/14/19	(19,449)
Soybean Meal	Short	17	532,440	3/14/19	1,164
Sugar	Short	9	129,427	2/28/19	(216)
Wheat	Short	36	928,350	3/14/19	(5,334)
Zinc	Long	40	2,595,000	12/17/18	101,328
Zinc	Short	40	2,595,000	12/17/18	(6,405)
Zinc	Long	1	63,375	3/18/19	(590)
Zinc	Short	30	1,901,250	3/18/19	(53,470)

					462,765

Equity Contracts
CAC 40 10 Euro Index	Long	28	1,581,778	12/21/18	(26,302)
CAC 40 10 Euro Index[a]	Short	10	564,921	12/21/18	(877)
CME E-Mini Russell 2000 Index[a]	Long	10	767,300	12/21/18	19,465
CME E-Mini Russell 2000 Index	Short	76	5,831,480	12/21/18	667,946
DAX Index	Long	6	1,910,088	12/21/18	(135,832)
DAX Index[a]	Short	21	6,685,309	12/21/18	308,815
DJ EURO STOXX 50 Index	Long	56	2,005,276	12/21/18	(112,639)
DJ EURO STOXX 50 Index[a]	Short	444	15,898,970	12/21/18	645,573
DJIA Mini E-CBOT Index[a]	Long	6	766,170	12/21/18	19,688
FTSE 100 Index	Long	70	6,216,137	12/21/18	(266,548)
FTSE 100 Index[a]	Short	176	15,629,145	12/21/18	564,000
FTSE/JSE Top 40 Index	Short	19	615,458	12/20/18	77,016
FTSE/MIB Index	Short	2	217,070	12/21/18	3,908
Hang Seng Index	Long	22	3,730,074	12/28/18	13,890
Hang Seng Index[a]	Short	18	3,051,879	12/28/18	(19,589)
JPX-Nikkei 400 Index	Long	23	298,859	12/13/18	(7,418)
MSCI Emerging Market Index	Long	103	5,147,940	12/21/18	(108,138)
MSCI Taiwan Index	Short	6	218,100	12/27/18	(2,144)
NASDAQ 100 E-Mini Index[a]	Long	12	1,667,880	12/21/18	40,602
NASDAQ 100 E-Mini Index	Short	1	138,990	12/21/18	13,403
Nikkei 225 Index[a]	Long	9	1,673,677	12/13/18	8,876
S&P 500 E-Mini Index[a]	Long	4	551,660	12/21/18	10,715
S&P 500 E-Mini Index	Short	399	55,028,085	12/21/18	2,968,486
SGX MSCI Singapore Index	Long	23	584,347	12/28/18	4,863
SPI 200 Index	Long	14	1,451,490	12/20/18	(120,598)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
STOXX 600 Banks Index	Long	577	$4,673,823	12/21/18	$(436,064)
STOXX 600 Banks Index	Short	185	1,498,540	12/21/18	136,882
TOPIX Index	Long	13	1,910,232	12/13/18	(46,976)
TOPIX Index[a]	Short	7	1,028,586	12/13/18	(13,514)
Yen Denominated Nikkei 225 Index	Short	7	691,274	12/13/18	58,309

					4,265,798

Interest Rate Contracts
3 Month EURIBOR[a]	Long	312	88,494,073	12/16/19	134,669
10 Yr. Japanese Government Bond	Short	7	9,322,028	12/13/18	(54,140)
90 Day Eurodollar[a]	Short	624	151,281,000	12/16/19	112,490
90 Day Sterling[a]	Short	164	25,824,180	12/18/19	7,216
90 Day Sterling[a]	Short	44	6,922,832	6/17/20	419
Australian 10 Yr. Bond	Long	20	1,898,957	12/17/18	7,398
Australian 10 Yr. Bond[a]	Short	26	2,468,644	12/17/18	(33,086)
Canadian 10 Yr. Bond	Long	10	1,003,199	3/20/19	5,477
Euro BUXL 30 Yr. Bond	Long	2	404,388	12/06/18	5,836
Euro BUXL 30 Yr. Bond	Short	3	606,582	12/06/18	(7,507)
Euro-BTP	Long	40	5,640,602	12/06/18	160,872
Euro-BTP	Short	2	282,030	12/06/18	(4,640)
Euro-BTP	Long	56	7,768,779	3/07/19	48,363
Euro-Bund	Short	7	1,280,162	12/06/18	(14,450)
Euro-SCHATZ	Short	146	18,513,013	12/06/18	(8,638)
Euro-SCHATZ	Short	140	17,735,563	3/07/19	(2,888)
Long Gilt	Short	9	1,406,458	3/27/19	(5,153)
U.S. Treasury 5 Yr. Note	Short	139	15,701,570	3/29/19	(17,410)
U.S. Treasury 10 Yr. Note	Short	12	1,433,437	3/20/19	(3,224)
U.S. Treasury Long Bond	Long	4	559,625	3/20/19	2,411
U.S. Treasury Long Bond[a]	Short	161	22,524,906	3/20/19	(85,098)
U.S. Treasury Ultra 10 Yr. Bond	Short	17	2,150,500	3/20/19	(192)
U.S. Treasury Ultra Bond	Long	3	457,219	3/20/19	1,867
U.S. Treasury Ultra Bond	Short	7	1,066,844	3/20/19	(1)

					250,591

Total Futures Contracts					$4,979,154

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At November 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
British Pound	JPHQ	Sell	178,070	227,062		12/03/18	$111	$—
Euro	JPHQ	Sell	200,000	178,070	GBP	12/03/18	1,151	(695)
Euro	DBAB	Buy	40,000	45,756		12/03/18	—	(457)
Euro	DBAB	Sell	40,000	45,557		12/03/18	258	—
Euro	JPHQ	Buy	200,000	226,435		12/03/18	60	—
Malaysian Ringgit	MSCS	Buy	190,000	45,357		12/03/18	47	—
Malaysian Ringgit	MSCS	Sell	190,000	45,411		12/03/18	7	—
Mexican Peso	DBAB	Buy	895,000	44,274		12/03/18	—	(322)
Mexican Peso	DBAB	Sell	895,000	44,418		12/03/18	466	—
South African Rand	JPHQ	Buy	4,093,619	295,478		12/03/18	—	(206)
South African Rand	JPHQ	Sell	4,093,619	300,000		12/03/18	4,728	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date		Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Brazilian Real	JPHQ	Buy	10,223,671	2,740,673		12/04/18	$—	$(97,394)
Brazilian Real	JPHQ	Sell	10,223,671	2,645,193		12/04/18	1,914	—
Euro	JPHQ	Sell	400,000	356,212	GBP	12/04/18	984	—
Euro	JPHQ	Sell	200,000	1,948,068	NOK	12/04/18	184	—
Mexican Peso	JPHQ	Buy	10,177,728	500,000		12/04/18	—	(268)
Indian Rupee	JPHQ	Buy	29,333,200	400,000		12/05/18	20,631	—
Indian Rupee	JPHQ	Sell	29,333,200	414,428		12/05/18	—	(6,203)
Indonesian Rupiah	JPHQ	Buy	4,537,950,000	300,000		12/05/18	17,053	—
Indonesian Rupiah	JPHQ	Sell	4,537,950,000	310,287		12/05/18	—	(6,766)
Philippine Peso	JPHQ	Buy	10,940,460	203,021		12/05/18	5,629	(8)
Philippine Peso	JPHQ	Sell	10,940,460	200,000		12/05/18	—	(8,642)
Hungarian Forint	MSCS	Sell	6,310,000	22,311		12/06/18	225	—
Canadian Dollar	BOFA	Buy	1,482,659	1,131,809		12/07/18	—	(15,652)
Canadian Dollar	UBSW	Buy	232,737	177,423		12/07/18	—	(2,217)
Colombian Peso	JPHQ	Buy	3,224,721,207	995,838		12/07/18	862	—
Colombian Peso	JPHQ	Sell	3,224,721,207	1,039,892		12/07/18	43,192	—
South Korean Won	JPHQ	Buy	1,508,400,764	1,346,185		12/07/18	—	(191)
South Korean Won	JPHQ	Sell	1,508,400,764	1,342,890		12/07/18	—	(3,104)
Brazilian Real	HSBC	Sell	145,000	38,618		12/10/18	1,141	—
Chilean Peso	DBAB	Buy	35,945,000	53,315		12/10/18	206	—
Chilean Peso	DBAB	Sell	35,945,000	52,899		12/10/18	—	(622)
Chinese Yuan	BOFA	Buy	415,000	59,988		12/10/18	—	(223)
Japanese Yen	DBAB	Sell	3,335,000	29,497		12/10/18	85	—
Peruvian Nuevo Sol	MSCS	Buy	195,000	57,793		12/10/18	—	(141)
Philippine Peso	MSCS	Buy	3,255,000	61,336		12/10/18	719	—
Russian Ruble	MSCS	Sell	2,495,000	37,626		12/10/18	438	—
Singapore Dollar	GSCO	Sell	55,000	40,044		12/10/18	—	(54)
Swedish Krona	GSCO	Sell	205,000	22,825		12/10/18	281	—
Thai Baht	HSBC	Sell	1,245,000	37,787		12/11/18	—	(87)
British Pound	BNYM	Sell	2,075,591	2,661,510		12/14/18	14,214	—
Euro	BNYM	Sell	16,131,408	18,279,588		12/14/18	3,900	(14,546)
Hong Kong Dollar	BNYM	Sell	15,506,000	1,982,155		12/14/18	—	(512)
Swiss Franc	BNYM	Sell	379,093	377,696		12/14/18	—	(2,426)
New Zealand Dollar	MSCS	Sell	70,000	47,338		12/17/18	—	(793)
Taiwan Dollar	JPHQ	Sell	65,156,579	2,134,602		12/18/18	15,927	—
British Pound	BNYM	Buy	231,185	294,895		12/19/18	67	—
British Pound	BNYM	Sell	738,596	972,481		12/19/18	30,128	—
Canadian Dollar	BNYM	Sell	1,938,000	1,478,644		12/19/18	19,158	—
Canadian Dollar	HSBC	Buy	65,000	49,167		12/19/18	—	(216)
Chinese Yuan	JPHQ	Sell	14,098,239	2,037,719		12/19/18	10,579	—
Colombian Peso	JPHQ	Buy	7,132,830,400	2,219,677		12/19/18	—	(16,688)
Euro	BNYM	Buy	2,836,938	3,251,450		12/19/18	—	(33,107)
Euro	BNYM	Sell	7,650,412	8,963,889		12/19/18	284,934	—
Euro	JPHQ	Buy	3,314,382	3,780,633		12/19/18	10,085	(30,742)
Euro	JPHQ	Sell	3,314,382	3,862,591		12/19/18	102,616	—
Indian Rupee	JPHQ	Buy	190,480,761	2,650,885		12/19/18	76,830	(779)
Indian Rupee	JPHQ	Sell	250,547,129	3,419,714		12/19/18	—	(167,138)
Japanese Yen	BNYM	Buy	80,220,000	714,655		12/19/18	—	(6,476)
Japanese Yen	BNYM	Sell	256,966,000	2,318,623		12/19/18	50,136	—
Mexican Peso	JPHQ	Buy	27,656,194	1,410,311		12/19/18	—	(55,528)
Mexican Peso	JPHQ	Sell	27,656,194	1,449,711		12/19/18	94,928	—
Russian Ruble	JPHQ	Buy	49,208,821	696,477		12/19/18	36,061	—
Russian Ruble	JPHQ	Sell	23,111,954	344,633		12/19/18	581	—
South African Rand	JPHQ	Buy	1,351,641	88,871		12/19/18	8,431	—
South African Rand	JPHQ	Sell	91,008,408	5,976,805		12/19/18	204	(574,892)
Swiss Franc	BNYM	Sell	1,111,861	1,155,979		12/19/18	40,398	—
Turkish Lira	JPHQ	Buy	3,760,556	559,774		12/19/18	153,459	—
Turkish Lira	JPHQ	Sell	3,760,556	574,530		12/19/18	—	(138,703)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	DBAB	Buy	4,175,000	5,500,599	12/20/18	$1	$(173,480)
British Pound	DBAB	Sell	4,477,000	5,794,426	12/20/18	81,989	(23)
Canadian Dollar	DBAB	Sell	8,381,000	6,460,772	12/20/18	148,937	—
Euro	DBAB	Buy	2,904,000	3,374,910	12/20/18	40	(80,171)
Euro	DBAB	Sell	4,676,000	5,447,284	12/20/18	142,089	(36)
Japanese Yen	DBAB	Buy	355,217,000	3,145,969	12/20/18	2,908	(12,686)
Japanese Yen	DBAB	Sell	406,929,000	3,631,677	12/20/18	39,558	(636)
Swiss Franc	DBAB	Buy	79,000	79,774	12/20/18	—	(501)
Swiss Franc	DBAB	Sell	5,321,000	5,333,879	12/20/18	9,867	(15,462)
Australian Dollar	JPHQ	Sell	6,252,486	4,520,129	12/21/18	—	(51,508)
Australian Dollar[b]	MSCO	Buy	9,154,000	6,570,264	12/21/18	122,984	(110)
Australian Dollar[b]	MSCO	Sell	16,786,000	11,968,125	12/21/18	—	(305,313)
British Pound	JPHQ	Buy	356,132	456,365	12/21/18	—	(1,926)
British Pound	JPHQ	Sell	718,981	932,999	12/21/18	15,549	—
British Pound[b]	MSCO	Buy	7,524,000	9,753,829	12/21/18	—	(152,889)
British Pound[b]	MSCO	Sell	11,998,000	15,646,851	12/21/18	337,040	(140)
Canadian Dollar	JPHQ	Buy	487,521	367,064	12/21/18	175	(70)
Canadian Dollar	JPHQ	Sell	4,125,270	3,122,412	12/21/18	15,523	—
Canadian Dollar[b]	MSCO	Buy	10,122,000	7,777,697	12/21/18	—	(154,454)
Canadian Dollar[b]	MSCO	Sell	14,300,000	10,908,697	12/21/18	138,854	—
Euro	JPHQ	Buy	1,523,787	1,733,152	12/21/18	3,719	(7,847)
Euro	JPHQ	Sell	400,000	455,159	12/21/18	1,475	(192)
Euro[b]	MSCO	Buy	9,845,000	11,386,963	12/21/18	3,782	(219,734)
Euro[b]	MSCO	Sell	17,018,000	19,750,424	12/21/18	441,730	(1,441)
Hong Kong Dollar	JPHQ	Sell	13,968,075	1,786,441	12/21/18	52	—
Japanese Yen	JPHQ	Sell	1,980,342	17,426	12/21/18	—	(60)
Japanese Yen[b]	MSCO	Buy	3,477,093,000	30,975,020	12/21/18	21,720	(294,288)
Japanese Yen[b]	MSCO	Sell	5,546,510,000	49,550,504	12/21/18	582,546	(7,278)
Mexican Peso	JPHQ	Buy	113,634,607	5,500,586	12/21/18	64,258	—
Mexican Peso[b]	MSCO	Buy	55,244,000	2,824,040	12/21/18	855	(119,520)
Mexican Peso[b]	MSCO	Sell	14,755,000	762,610	12/21/18	40,038	—
New Zealand Dollar	JPHQ	Sell	3,918,002	2,647,541	12/21/18	—	(46,622)
New Zealand Dollar[b]	MSCO	Buy	3,804,000	2,515,295	12/21/18	100,476	—
New Zealand Dollar[b]	MSCO	Sell	11,271,000	7,402,531	12/21/18	159	(347,983)
Norwegian Krone	JPHQ	Buy	14,997,589	1,769,036	12/21/18	—	(22,148)
Russian Ruble	JPHQ	Buy	1,283,468	18,832	12/21/18	269	—
Singapore Dollar	JPHQ	Sell	746,970	541,270	12/21/18	—	(3,420)
South African Rand	JPHQ	Sell	8,218,108	589,932	12/21/18	229	(1,754)
Swedish Krona	JPHQ	Buy	8,944,814	988,577	12/21/18	—	(3,644)
Swedish Krona	JPHQ	Sell	2,053,633	227,146	12/21/18	1,016	—
Swiss Franc	JPHQ	Sell	3,828,467	3,804,442	12/21/18	—	(37,800)
Swiss Franc[b]	MSCO	Buy	7,518,000	7,658,412	12/21/18	4,508	(117,870)
Swiss Franc[b]	MSCO	Sell	15,772,000	16,199,278	12/21/18	388,573	(18,038)
Turkish Lira	JPHQ	Buy	3,422,262	615,831	12/21/18	32,473	—
British Pound	MSCS	Sell	100,000	128,088	12/24/18	458	—
British Pound	BNYM	Sell	657,000	868,028	12/28/18	29,274	—
British Pound	MSCO	Buy	58,006	74,481	12/28/18	—	(428)
British Pound	MSCO	Sell	20,704	26,613	12/28/18	181	—
Canadian Dollar	MSCO	Buy	2,083,183	1,586,300	12/28/18	—	(17,037)
Canadian Dollar	MSCO	Sell	4,489,912	3,418,040	12/28/18	35,817	(27)
Colombian Peso	MSCS	Sell	780,000,000	240,444	12/28/18	—	(326)
Danish Krone	MSCO	Buy	1,810,254	279,619	12/28/18	—	(4,147)
Danish Krone	MSCO	Sell	1,810,254	277,085	12/28/18	1,613	—
Euro	BNYM	Buy	1,490,000	1,721,486	12/28/18	—	(29,517)
Euro	BNYM	Sell	4,241,000	5,011,166	12/28/18	195,300	—
Euro	MSCO	Buy	1,009,660	1,152,672	12/28/18	195	(6,348)
Euro	MSCO	Sell	81,743	93,266	12/28/18	443	—
Hungarian Forint	UBSW	Sell	534,910,000	1,863,733	12/28/18	—	(13,054)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	MSCO	Buy	84,046,248	750,739	12/28/18	$—	$(8,043)
Japanese Yen	MSCO	Sell	30,469,837	271,330	12/28/18	2,075	—
Swedish Krona	MSCO	Buy	4,563,009	503,913	12/28/18	—	(1,065)
Swiss Franc	MSCO	Buy	139,838	140,756	12/28/18	—	(292)
Swiss Franc	MSCO	Sell	139,838	140,560	12/28/18	95	—
Taiwan Dollar	MSCS	Sell	1,400,000	45,396	12/28/18	—	(167)
Turkish Lira	MSCO	Buy	2,167,891	385,444	12/28/18	23,535	—
Turkish Lira	MSCO	Sell	876,132	150,455	12/28/18	—	(14,830)
British Pound	DBAB	Sell	481,000	615,242	12/31/18	1,065	—
Euro	DBAB	Sell	183,000	206,874	12/31/18	—	(994)
South African Rand	MSCS	Sell	30,985,000	2,212,977	12/31/18	—	(14,259)
Brazilian Real	JPHQ	Buy	10,223,671	2,641,025	1/03/19	—	(2,003)
Mexican Peso	DBAB	Sell	895,000	44,063	1/03/19	324	—
Indian Rupee	JPHQ	Sell	26,574,850	354,667	1/09/19	—	(24,875)
Brazilian Real	JPHQ	Sell	1,127,888	301,257	1/11/19	10,273	—
British Pound	JPHQ	Buy	48,316	62,164	1/16/19	—	(422)
British Pound	MSCO	Sell	1,915,644	2,492,451	1/16/19	44,494	—
South Korean Won	JPHQ	Sell	860,509,310	761,813	1/17/19	—	(7,323)
Japanese Yen	DBAB	Buy	306,230,488	2,703,020	1/22/19	8,755	—
Japanese Yen	MSCO	Sell	10,629,275	93,825	1/22/19	—	(301)
Swiss Franc	UBSW	Buy	123,815	125,450	1/23/19	—	(764)
Swiss Franc	UBSW	Sell	2,375,922	2,404,658	1/23/19	12,028	—
Brazilian Real	JPHQ	Sell	3,743,814	1,012,538	1/25/19	47,577	—
Chilean Peso	JPHQ	Sell	256,493,611	377,668	1/25/19	—	(4,430)
Peruvian Nuevo Sol	JPHQ	Sell	270,749	80,853	1/25/19	937	—
South Korean Won	JPHQ	Sell	1,508,400,764	1,349,437	2/07/19	31	—
New Zealand Dollar	DBAB	Sell	2,083,067	1,401,038	2/14/19	—	(32,706)
New Zealand Dollar	JPHQ	Buy	112,070	76,824	2/14/19	312	—
Australian Dollar	JPHQ	Buy	180,028	131,908	2/19/19	—	(141)
Australian Dollar	MSCO	Buy	146,605	107,613	2/19/19	—	(309)
Australian Dollar	MSCO	Sell	6,712,045	4,845,459	2/19/19	—	(67,263)
Euro	MSCO	Buy	116,654	133,807	2/19/19	—	(754)
Euro	MSCO	Sell	5,505,051	6,265,078	2/19/19	—	(13,873)
Swiss Franc	MSCO	Sell	3,000,000	3,046,830	2/25/19	16,889	—
Colombian Peso	JPHQ	Sell	3,224,721,207	992,527	2/28/19	—	(612)
Euro	JPHQ	Sell	2,388,113	2,721,625	3/20/19	—	(9,111)
Indian Rupee	JPHQ	Sell	50,915,148	722,098	3/20/19	472	—
British Pound	MSCO	Buy	120,000	157,119	3/29/19	—	(3,242)
British Pound	MSCO	Sell	211,000	279,574	3/29/19	9,007	—
Mexican Peso	MSCO	Buy	37,863,000	1,850,758	3/29/19	—	(25,281)
Mexican Peso	MSCO	Sell	37,863,000	1,914,496	3/29/19	89,019	—

Total Forward Exchange Contracts						$4,326,569	$(3,688,786)

Net unrealized appreciation (depreciation)						$637,783

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2018, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
Government of Mexico	(1.00%)	Quarterly		6/20/23	1,744,000		$27,314	$3,310	$24,004
Government of Mexico	(1.00%)	Quarterly		12/20/23	866,000		17,690	14,756	2,934
Government of South Africa	(1.00%)	Quarterly		12/20/21	2,644,000		65,094	181,272	(116,178)
Government of South Africa	(1.00%)	Quarterly		6/20/22	1,495,000		47,826	77,628	(29,802)
Government of South Korea	(1.00%)	Quarterly		12/20/21	1,947,567		(43,560)	(56,447)	12,887
Government of South Korea	(1.00%)	Quarterly		12/20/22	164,487		(4,311)	(3,929)	(382)
Government of Turkey	(1.00%)	Quarterly		9/20/20	1,976,000		78,154	157,717	(79,563)
Government of Turkey	(1.00%)	Quarterly		12/20/20	1,723,000		77,849	104,521	(26,672)
Government of Turkey	(1.00%)	Quarterly		12/20/21	429,000		29,789	26,235	3,554
Government of Turkey	(1.00%)	Quarterly		6/20/23	294,000		31,831	42,891	(11,060)

Contracts to Sell Protection[c,d]

Single Name
Government of Russia	1.00%	Quarterly		9/20/20	2,800,131		(9,346)	(339,144)	329,798	BB+
Government of Russia	1.00%	Quarterly		6/20/21	413,000		(2,853)	(30,563)	27,710	BB+
Government of Russia	1.00%	Quarterly		12/20/21	374,000		(3,595)	(13,889)	10,294	BB+
Government of South Africa	1.00%	Quarterly		12/20/22	874,000		(34,225)	(17,002)	(17,223)	BB+
Government of Turkey	1.00%	Quarterly		12/20/22	826,000		(77,738)	(37,352)	(40,386)	B+

Traded Index
CDX.NA.HY.31	5.00%	Quarterly		12/20/23	1,500,000		81,389	54,650	26,739

Total Centrally Cleared Swap Contracts							$281,308	$164,654	$116,654

OTC Swap Contracts

Contracts to Buy Protection[c]			Counterparty

Single Name
Enel SpA	(1.00%)	Quarterly	BOFA	6/20/23	550,000	EUR	3,270	(286)	3,556
Enel SpA	(1.00%)	Quarterly	MSCS	12/20/23	330,000	EUR	4,340	2,212	2,128

Traded Index
CDX.EM.30	(1.00%)	Quarterly	MSCS	12/20/23	1,480,000		67,294	69,405	(2,111)

Total OTC Swap Contracts							$74,904	$71,331	$3,573

Total Credit Default Swap Contracts							$356,212	$235,985	$120,227

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 2.11% Pay Floating rate 3 Month USD-LIBOR	Quarterly	1/05/20	57,430,000		$(218,730)
Receive Fixed rate 2.61% Pay Floating rate 3 Month USD-LIBOR	Quarterly	4/13/20	7,740,000		(33,307)
Receive Fixed rate 2.83% Pay Floating rate 3 Month USD-LIBOR	Quarterly	7/16/20	41,050,000		226,226
Receive Fixed rate 2.83% Pay Floating rate 3 Month USD-LIBOR	Quarterly	7/24/20	14,400,000		77,351
Receive Fixed rate 8.35% Pay Floating rate BRL-BRLCDI	Annually	1/04/21	18,658,675	BRL	45,407
Receive Fixed rate 2.10% Pay Floating rate 3 Month CABA	Semi-Annually	9/14/21	2,900,000	CAD	(28,767)
Receive Fixed rate 2.11% Pay Floating rate 3 Month CABA	Semi-Annually	9/15/21	7,000,000	CAD	(66,851)
Receive Fixed rate 2.12% Pay Floating rate 3 Month CABA	Semi-Annually	9/15/21	7,000,000	CAD	(66,009)
Receive Fixed rate 2.07% Pay Floating rate 3 Month CABA	Semi-Annually	9/20/21	5,360,000	CAD	(56,715)
Receive Fixed rate 2.12% Pay Floating rate 3 Month CABA	Semi-Annually	9/20/21	7,000,000	CAD	(65,564)
Receive Fixed rate 2.37% Pay Floating rate 3 Month CABA	Semi-Annually	4/09/22	9,077,000	CAD	(47,273)
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.67%	Annually	3/21/23	18,133,702	CZK	25,229
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.74%	Annually	3/21/23	9,453,969	CZK	11,712
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.86%	Annually	3/21/23	39,226,029	CZK	39,073
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.88%	Annually	9/19/23	32,090,072	CZK	35,295
Receive Floating rate MIBOR Pay Fixed rate 6.67%	Annually	6/20/23	68,165,992	INR	7,189
Receive Fixed rate 7.87% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	18,187,067	MXN	(37,463)
Receive Fixed rate 7.89% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	5,702,534	MXN	(11,502)
Receive Fixed rate 7.91% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	14,910,921	MXN	(29,384)
Receive Fixed rate 7.95% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	23,311,467	MXN	(44,293)
Receive Fixed rate 7.88% Pay Floating rate 1 Month MXN TIIE	Monthly	12/13/23	14,655,455	MXN	(31,739)
Receive Fixed rate 8.07% Pay Floating rate 1 Month MXN TIIE	Monthly	12/13/23	7,866,180	MXN	(13,846)
Receive Fixed rate 8.81% Pay Floating rate 1 Month MXN TIIE	Monthly	12/13/23	60,005,254	MXN	(14,336)
Receive Floating rate 3 Month CABA Pay Fixed rate 2.37%	Semi-Annually	9/15/27	1,960,000	CAD	43,781
Receive Floating rate 3 Month CABA Pay Fixed rate 2.37%	Semi-Annually	9/15/27	2,800,000	CAD	63,878
Receive Floating rate 3 Month CABA Pay Fixed rate 2.36%	Semi-Annually	9/20/27	2,290,000	CAD	51,730
Receive Floating rate 3 Month CABA Pay Fixed rate 2.39%	Semi-Annually	9/20/27	2,800,000	CAD	58,806

franklintempleton.com	Semiannual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)
Description	Payment Frequency		Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.43%	Semi-Annually		1/05/28	10,697,000		$451,955
Receive Floating rate 3 Month CABA Receive Fixed rate 2.56%	Semi-Annually		4/09/28	3,069,000	CAD	33,703
Receive Floating rate 3 Month USD-LIBOR Pay Fixed 2.93%	Semi-Annually		7/16/28	9,100,000		15,567
Receive Floating rate 6 Month HUF-BURBOR Pay Fixed rate 3.43%	Annually		12/19/28	373,846,017	HUF	(84,611)
Receive Floating rate 6 Month HUF-BURBOR Pay Fixed rate 3.43%	Annually		12/19/28	282,910,499	HUF	(63,574)
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 1.41%	Semi-Annually		8/04/67	133,000	GBP	22,854
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 1.60%	Semi-Annually		12/19/68	1,752,805	GBP	131,691

Total Centrally Cleared Swap Contracts						427,483

OTC Swap Contracts		Counterparty
Receive Floating rate 3 Month KLIBOR Pay Fixed rate 4.14%	Quarterly	MSCS	5/18/23	2,611,289	MYR	(8,226)
Receive Floating rate 3 Month KLIBOR Pay Fixed rate 4.14%	Quarterly	BOFA	5/21/23	2,647,855	MYR	(8,310)
Receive Floating rate 3 Month KLIBOR Pay Fixed rate 4.02%	Quarterly	BOFA	6/08/23	5,870,335	MYR	(12,476)

Total OTC Swap Contracts						(29,012)

Total Interest Rate Swap Contracts						$398,471

*In U.S. dollars unless otherwise indicated.

At November 30, 2018, the Fund had the following total return swap contracts outstanding. See Note 1(d).

Total Return Swap Contracts
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts - Long[a]
Air China Ltd.	1-Day HONIX + 0.95%	Monthly	MSCS	7/09/19	6,279,963	HKD	$23,644
Alphabet Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	1,089,143		229,122
Altaba Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	4,633,590		1,029,903
AngloAmerican PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/19	325,579	GBP	(49,989)
Anima Holding SpA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	182,938	EUR	(562)
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	871,684	GBP	(51,717)
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	1,690,754	EUR	(51,244)
Caterpillar Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,896,540		(95,361)
Celesio AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/04/19	3,160,765	EUR	(43,295)
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	3,292,732	EUR	4,465
Delta Air Lines Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	3,839,709		496,867
Dominion Energy Midstream Partners LP	1-Day FEDEF + 1.00%	Monthly	MSCS	12/20/18	1,032,419		15,165
EDP Renovaveis SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	787,315	EUR	22,999
Express Scripts Holding Co.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	3,568,304		197,815
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	216,930	GBP	(1,535)
Iliad SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	2,277,066	EUR	627,617
Innogy SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	4,098,502	EUR	353,815
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	1,974,524	GBP	(34,915)

64	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Knight-Swift Transportation Holdings Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	1,006,765		$(17,905)
L3 Technologies Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/18	2,314,732		(99,965)
LafargeHolcim Ltd.	1-Month LIBOR + 0.40%	Monthly	MSCS	7/26/19	3,219,584	CHF	(121,265)
Monster Beverage Corp.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	624,033		31,970
Nestle SA	1-Month LIBOR + 0.40%	Monthly	MSCS	7/26/19	2,776,498	CHF	(1,456)
NVR Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,382,154		325,096
OneMarket Ltd.	1-Month LIBOR + 0.55%	Monthly	MSCS	2/20/20	—		12,479
Plastic Omnium SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/19	377,251	EUR	(116,053)
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/18/19	780,872	GBP	(41,486)
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,744,510		22,139
RSA Insurance Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	1,122,364	GBP	12,550
RWE AG	1-Day EONIA + 0.65%	Monthly	MSCS	10/30/19	2,033,529	EUR	(80,872)
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/18	756,806	EUR	(69,271)
SCOR SE	1-Month LIBOR + 0.45%	Monthly	DBAB	11/25/19	457,702	EUR	(618)
Shangri-La Asia Ltd.	1-Day HONIX + 0.95%	Monthly	MSCS	7/09/19	3,753,374	HKD	(8,800)
Shire PLC	1-Day FEDEF + 1.25%	Monthly	MSCS	2/20/20	5,440,867		148,273
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	832,749	GBP	51,097
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/18	1,647,234	EUR	(41,867)
Sports Direct International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	545,741	GBP	6,664
Take-Two Interactive Software Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	1,957,736		28,826
Twenty-First Century Fox Inc.	1-Month LIBOR + 0.40%	Monthly	DBAB	8/20/19	1,670,584		(506)
Vivendi SA	1-Day EONIA + 0.65%	Monthly	MSCS	10/30/19	55,402	EUR	1,562
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/19	3,073,582	GBP	(144,488)

							2,568,898

Equity Contracts - Short[b]
Accor SA	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/19	141,516	EUR	16,735
Air France-KLM	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/19	804,442	EUR	(129,979)
Alibaba Group Holding Ltd	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	4,730,553		233,739
Cigna Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	1,889,880		(129,406)
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	12/19/18	1,072,977	EUR	4,789
CVS Health Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	2,874		8,594
Diamondback Energy Inc.	1-Day FEDEF - 0.40%	Monthly	MSCS	2/06/19	22,363		3,046
Dominion Energy Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	1,011,635		(26,292)
Gemalto NV	1-Day EONIA - 0.40%	Monthly	MSCS	10/30/19	911,204	EUR	(445)
Glencore PLC	1-Day SONIA - 0.35%	Monthly	MSCS	1/18/19	144,887	GBP	15,503
Harris Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	2,360,569		103,562
iShares STOXX Europe 600 UCITS ETF	1-Day EONIA - 0.63%	Monthly	MSCS	1/10/19	16,928	EUR	1,230
Jardine Lloyd Thompson Group	1-Day SONIA - 0.35%	Monthly	MSCS	2/06/19	205,111	GBP	(1,073)
Kering SA	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/19	249,397	EUR	5,856
MSPSGAS2	1-Day FEDEF - 0.35%	Monthly	MSCS	9/22/20	177,562		18,350
NASDAQ 100 Total Return Index	1-Day FEDEF - 0.15%	Monthly	MSCS	10/28/20	735,005		(13,478)
S&P 500 Total Return Index	1-Day FEDEF - 0.20%	Monthly	MSCS	11/08/19	2,005,711		(48,880)
Takeda Pharmaceutical Co. Ltd.	1-Day FEDEF - 0.40%	Monthly	MSCS	5/21/20	2,184,706		211,509
Technology Select Sector SPDR Index	1-Day FEDEF - 0.35%	Monthly	MSCS	9/22/20	2,125,193		19,546
Turk Hava Yollari AO	1-Day FEDEF - 0.75%	Monthly	MSCS	9/16/20	240,838		(24,886)
Unilever NV	1-Day EONIA - 0.35%	Monthly	MSCS	12/19/18	1,429,644	EUR	(29,547)
The Walt Disney Co.	1-Month LIBOR - 0.35%	Monthly	DBAB	8/20/19	355,897		5,178

							243,651

Total Total Return Swap Contracts							$2,812,549

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

See Note 9 regarding other derivative information.

See Abbreviations on page 86.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

November 30, 2018 (unaudited)

Franklin K2 Alternative Strategies Fund

Assets:
*Investments in securities:
Cost - Unaffiliated issuers	$1,030,850,919
Cost - Non-controlled affiliates (Note 3f)	7,395,000
Cost - Unaffiliated repurchase agreements	20,033,224

Value - Unaffiliated issuers	$1,106,334,617
Value - Non-controlled affiliates (Note 3f)	7,395,000
Value - Unaffiliated repurchase agreements	20,033,224
Cash	45,067,362
Receivables:
Investment securities sold	12,471,809
Capital shares sold	6,942,713
Dividends and interest	4,331,026
Deposits with brokers for:
Exchange traded options written	411,117
Securities sold short	250,684,317
OTC derivative contracts	11,950,000
Futures contracts	10,994,251
Centrally cleared swap contracts	4,934,055
Due from brokers	9,607,490
OTC swap contracts (upfront payments $74,315)	71,617
Unrealized appreciation on OTC forward exchange contracts	4,326,569
Unrealized appreciation on OTC swap contracts	4,295,389
Other assets	16,786

Total assets	1,499,867,342

Liabilities:
Payables:
Investment securities purchased	14,755,053
Capital shares redeemed	1,977,646
Management fees	1,709,779
Distribution fees	62,167
Transfer agent fees	206,921
Variation margin on futures contracts	231,569
Variation margin on centrally cleared swap contracts	28,414
Due to brokers	5,640,505
OTC swap contracts (upfront receipts $291)	286
Options written, at value (premiums received $487,226)	390,304
Securities sold short, at value (proceeds $273,121,137)	270,364,878
Payable upon return of securities loaned	9,392,878
Unrealized depreciation on OTC forward exchange contracts	3,688,786
Unrealized depreciation on OTC swap contracts	1,508,279
Unrealized depreciation on unfunded loan commitments (Note 8)	7,718
Accrued expenses and other liabilities	280,492

Total liabilities	310,245,675

Net assets, at value	$1,189,621,667

Net assets consist of:
Paid-in capital	$1,124,286,547
Total distributable earnings (loss)	65,335,120

Net assets, at value	$1,189,621,667

*Includes securities loaned	$9,130,930

66	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2018 (unaudited)

Franklin K2 Alternative Strategies Fund

Class A:
Net assets, at value	$107,204,594

Shares outstanding	9,493,715

Net asset value per share[a]	$11.29

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.95

Class C:
Net assets, at value	$48,234,293

Shares outstanding	4,340,318

Net asset value and maximum offering price per share[a]	$11.11

Class R:
Net assets, at value	$708,741

Shares outstanding	62,653

Net asset value and maximum offering price per share	$11.31

Class R6:
Net assets, at value	$36,849,290

Shares outstanding	3,249,525

Net asset value and maximum offering price per share	$11.34

Advisor Class:
Net assets, at value	$996,624,749

Shares outstanding	87,996,590

Net asset value and maximum offering price per share	$11.33

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2018 (unaudited)

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$4,085,394
Interest: (net of foreign taxes)~
Unaffiliated issuers	11,490,089
Income from securities loaned (net of fees and rebates)	120,268

Total investment income	15,695,751

Expenses:
Management fees (Note 3a)	11,183,029
Distribution fees: (Note 3c)
Class A	140,921
Class C	261,633
Class R	1,565
Transfer agent fees: (Note 3e)
Class A	61,130
Class C	28,375
Class R	339
Class R6	3,394
Advisor Class	530,523
Custodian fees (Note 4) .	92,758
Reports to shareholders	66,330
Registration and filing fees	68,797
Professional fees	286,289
Trustees’ fees and expenses	171,880
Dividends and interest on securities sold short	2,250,359
Other	55,587

Total expenses	15,202,909
Expense reductions (Note 4)	(140,000)
Expenses waived/paid by affiliates (Note 3f and 3g)	(951,935)

Net expenses	14,110,974

Net investment income	1,584,777

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	10,511,276
Written options	505,590
Foreign currency transactions	391,783
Forward exchange contracts	4,263,967
Futures contracts	(4,366,574)
Securities sold short	(5,587,018)
Swap contracts	2,080,987

Net realized gain (loss)	7,800,011

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(27,523,445)
Translation of other assets and liabilities denominated in foreign currencies	35,899
Forward exchange contracts	(980,806)
Written options	(36,572)
Futures contracts	5,557,210
Securities sold short	7,613,861
Swap contracts	(3,862,247)

Net change in unrealized appreciation (depreciation)	(19,196,100)

Net realized and unrealized gain (loss)	(11,396,089)

Net increase (decrease) in net assets resulting from operations	$(9,811,312)

*Foreign taxes withheld on dividends	$44,905
~Foreign taxes withheld on interest	$420

68	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$1,584,777	$2,548,305
Net realized gain (loss)	7,800,011	17,117,174
Net change in unrealized appreciation (depreciation)	(19,196,100)	20,905,020

Net increase (decrease) in net assets resulting from operations	(9,811,312)	40,570,499

Distributions to shareholders: (Note 1k)
Class A	—	(1,546,194)
Class C	—	(285,639)
Class R	—	(5,635)
Class R6	—	(2,505,528)
Advisor Class	—	(11,772,288)

Total distributions to shareholders	—	(16,115,284)

Capital share transactions: (Note 2)
Class A	(11,281,609)	(2,755,965)
Class C	(4,364,367)	(3,461,065)
Class R	64,767	38,619
Class R6	5,274,179	(238,755,438)
Advisor Class	108,598,757	206,066,759

Total capital share transactions	98,291,727	(38,867,090)

Net increase (decrease) in net assets	88,480,415	(14,411,875)
Net assets:
Beginning of period	1,101,141,252	1,115,553,127

End of period (Note 1k)	$1,189,621,667	$1,101,141,252

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or

70	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default

franklintempleton.com	Semiannual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Joint Repurchase Agreement (continued)

by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 30, 2018.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price, commodity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 9 regarding other derivative information.

e. Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of the loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. The Fund may receive income from the investment in cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

h. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2018, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2018, the net assets of the K2 Subsidiary were $18,636,874, representing 1.6% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

j. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2018, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

l. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items as shown below on the Consolidated Statements of Changes in Net Assets. Such disclosure changes are included in the Consolidated Statements of Changes in Net Assets, therefore prior period amounts are presented below.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

For the year ended May 31, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Class A	$(1,546,194)
Class C	(285,639)
Class R	(5,635)
Class R6	(2,505,528)
Advisor Class	(11,772,288)

For the year ended May 31, 2018, distributions in excess of net investment income included in net assets was $(14,677,700).

2. Shares of Beneficial Interest

At November 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	1,439,884	$16,459,379	3,176,630	$35,979,221
Shares issued in reinvestment of distributions	—	—	129,508	1,467,319
Shares redeemed	(2,417,722)	(27,740,988)	(3,551,224)	(40,202,505)

Net increase (decrease)	(977,838)	$(11,281,609)	(245,086)	$(2,755,965)

Class C Shares:
Shares sold	405,763	$4,586,954	1,190,986	$13,334,868
Shares issued in reinvestment of distributions	—	—	23,870	268,067
Shares redeemed[a]	(795,671)	(8,951,321)	(1,527,860)	(17,064,000)

Net increase (decrease)	(389,908)	$(4,364,367)	(313,004)	$(3,461,065)

Class R Shares:
Shares sold	22,451	$255,327	13,905	$158,094
Shares issued in reinvestment of distributions	—	—	496	5,635
Shares redeemed	(16,564)	(190,560)	(11,085)	(125,110)

Net increase (decrease)	5,887	$64,767	3,316	$38,619

Class R6 Shares:
Shares sold	640,599	$7,319,844	532,029	$6,021,672
Shares issued in reinvestment of distributions	—	—	220,254	2,497,684
Shares redeemed	(177,354)	(2,045,665)	(21,717,786)	(247,274,794)

Net increase (decrease)	463,245	$5,274,179	(20,965,503)	$(238,755,438)

Advisor Class Shares:
Shares sold	19,396,830	$223,048,226	32,825,857	$372,819,294
Shares issued in reinvestment of distributions	—	—	757,060	8,585,060
Shares redeemed	(9,992,848)	(114,449,469)	(15,458,901)	(175,337,595)

Net increase (decrease)	9,403,982	$108,598,757	18,124,016	$206,066,759

aMay include a portion of Class C shares that were automatically converted to Class A.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 1.90% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by the K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and are not an additional expense of the Fund or K2 Subsidiary.

Subadvisors
Bardin Hill Arbitrage IC Management LP
Chatham Asset Management, LLC
Chilton Investment Company, LLC
Emso Asset Management Limited
Graham Capital Management, L.P.
Grantham, Mayo, Van Otterloo & Co. LLC
H2O AM LLP
Impala Asset Management, LLC
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
P. Schoenfeld Asset Management L.P.
Portland Hill Capital LLP
Wellington Management Company, LLP

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$14,387
CDSC retained	$4,347

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2018, the Fund paid transfer agent fees of $623,761, of which $188,453 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	10,700,000	43,662,000	(46,967,000)	7,395,000	$7,395,000	$71,381	$—	$—

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

g. Waiver and Expense Reimbursements

K2 Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.87% based on the average net assets of each class until September 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to October 1, 2018, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 1.85% based on the average net assets of the class.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2018, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At May 31, 2018, the Fund deferred late-year ordinary losses of $4,481,585.

At November 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$830,695,221

Unrealized appreciation	$105,823,793
Unrealized depreciation	(64,110,646)

Net unrealized appreciation (depreciation)	$41,713,147

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of investments in the K2 Subsidiary and wash sales.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2018, aggregated $1,167,513,322 and $1,187,819,634, respectively.

At November 30, 2018, in connection with securities lending transactions, the Fund loaned equity investments and corporate bonds and notes and received $9,392,878 of cash collateral. The gross amounts of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.

7. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

7. Credit Risk and Defaulted Securities (continued)

income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2018, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $7,961,828, representing 0.7% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

8. Unfunded Loan Commitments

The Fund entered into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statement of Investments.

At November 30, 2018, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Altice USA Inc., Term Loan B	$109,254
ARAMARK Services Inc., Term Loan B-3	40,000
Arby’s, Term Loan B	50,000
Charter Communications Operating LLC, Term Loan B	115,000
Grifols Worldwide Operations USA Inc., Term Loan B	75,000
Grizzly Short Fund	95,000
Jeld-Wen Inc., Term Loan B	189,996
Meredith Corp., Term Loan B	190,584
Messer Industrial Builders LLC, Term Loan B	75,000
Summit Materials LLC	110,000

$1,049,834

9. Other Derivative Information

At November 30, 2018, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Investments in securities, at value	$679	[a]	Options written, at value	$5,128
	Variation margin on futures contracts	487,018	[b]	Variation margin on futures contracts	236,427	[b]
	Variation margin on centrally cleared swap contracts	1,341,447	[b]	Variation margin on centrally cleared swap contracts	913,964	[b]
				Unrealized depreciation on OTC swap contracts	29,012

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Investments in securities, at value	$86,647	[a]	Options written, at value	$53,608
	Unrealized appreciation on OTC forward exchange contracts	4,326,569		Unrealized depreciation on OTC forward exchange contracts	3,688,786
Credit contracts	Variation margin on centrally cleared swap contracts	437,920	[b]	Variation margin on centrally cleared swap contracts	321,266	[b]
	OTC swap contracts (upfront payments)	71,617		OTC swap contracts (upfront receipts)	286
	Unrealized appreciation on OTC swap contracts	5,684		Unrealized depreciation on OTC swap contracts	2,111
Equity contracts	Investments in securities, at value	1,544,105	[a]	Options written, at value	331,568
	Variation margin on futures contracts	5,562,437	[b]	Variation margin on futures contracts	1,296,639	[b]
	Unrealized appreciation on OTC swap contracts	4,289,705		Unrealized depreciation on OTC swap contracts	1,477,156
Commodity contracts	Variation margin on futures contracts	718,154	[b]	Variation margin on futures contracts	255,389	[b]

Totals		$18,871,982			$8,611,340

aPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

bThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2018, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Investments	$(95,748)[a]	Investments	$66,673 [a]
	Written options	26,341	Written options	(14,144)
	Futures contracts	568,518	Futures contracts	(564,034)
	Swap contracts	(783,587)	Swap contracts	124,485
Foreign exchange contracts	Investments	56,533 [a]	Investments	(22,123)[a]
	Written options	23,869	Written options	9,704
	Foreign exchange contracts	4,263,967	Forward exchange contracts	(980,806)
Credit contracts	Swap contracts	(260,371)	Swap contracts	182,359

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

9. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
Equity contracts	Investments	$(3,656,652)[a]	Investments	$843,101 [a]
	Written options	455,380	Written options	(32,132)
	Futures contracts	(2,274,999)	Futures contracts	4,689,872
	Swap contracts	3,153,188	Swap contracts	(4,169,091)
Commodity contracts	Futures contracts	(2,660,093)	Futures contracts	1,431,372
	Swap contracts	(28,243)

Totals		$(1,211,897)		$1,565,236

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended November 30, 2018, the average month end notional amount of futures contracts, options and swap contracts represented $613,199,134, 19,030,195 shares/units and $369,343,675, respectively. The average month end contract value of forward exchange contracts was $335,631,325.

At November 30, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$4,326,569	$3,688,786
Options Purchased	86,647	—
Options Written	—	53,608
Swap Contracts	4,367,006	1,508,565

Total	$8,780,222	$5,250,959

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At November 30, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not Less than Zero)
Counterparty
BNYM	$667,509	$(86,584)	$(533,102)	$—	$47,823
BOFA	3,556	(3,556)	—	—	—
DBAB	463,106	(319,220)	—	—	143,886
GSCO	281	(54)	—	(227)	—
HSBC	1,141	(303)	—	—	838

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not Less than Zero)
JPHQ	$375,711	$(309,290)	$—	$—	$66,421
JPHQ[c]	490,096	—	—	—	490,096
MSCO	223,363	(163,240)	—	—	60,123
MSCO[d]	2,183,265	(1,739,058)	—	—	444,207
MSCS	75,639	(26,023)	—	—	49,616
MSCS[c]	4,284,527	—	—	—	4,284,527
UBSW	12,028	(12,028)	—	—	—

Total	$8,780,222	$(2,659,356)	$(533,102)	$(227)	$5,587,537

At November 30, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Pledged[a,b]	Cash Collateral Pledged[a]	Net Amount (Not Less than Zero)
Counterparty
BNYM	$86,584	$(86,584)	$—	$—	$—
BOFA	36,947	(3,556)	—	—	33,391
DBAB	319,220	(319,220)	—	—	—
GSCO	54	(54)	—	—	—
HSBC	303	(303)	—	—	—
JPHQ	309,290	(309,290)	—	—	—
JPHQ[c]	1,078,173	—	—	—	1,078,173
MSCO	163,240	(163,240)	—	—	—
MSCO[d]	1,739,058	(1,739,058)	—	—	—
MSCS	26,023	(26,023)	—	—	—
MSCS[c]	1,476,032	—	—	—	1,476,032
UBSW	16,035	(12,028)	—	—	4,007

Total	$5,250,959	$(2,659,356)	$—	$—	$2,591,603

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

bSee the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.

cRepresents derivatives not subject to an ISDA master agreement.

dRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

See Note 1(d) regarding derivative financial instruments.

See Abbreviations on page 86.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2018, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

11. Fair Value Measurements (continued)

A summary of inputs used as of November 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$540,627,825	$831	$—	[b]	$540,628,656
Exchange Traded Funds	5,722,578	—	—		5,722,578
Convertible Preferred Stocks	—	83,400	—		83,400
Preferred Stocks	281,618	—	4		281,622
Convertible Bonds	—	76,460,133	—		76,460,133
Corporate Bonds and Notes	—	153,816,003	—		153,816,003
Corporate Bonds and Notes in Reorganization	—	7,961,828	—		7,961,828
Senior Floating Rate Interests	—	10,940,917	—		10,940,917
Foreign Government and Agency Securities	—	24,962,083	—		24,962,083
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	25,220,963	—		25,220,963
Options Purchased	1,544,784	86,647	—		1,631,431
Short Term Investments	266,020,003	20,033,224	—		286,053,227

Total Investments in Securities	$814,196,808	$319,566,029	$4		$1,133,762,841

Other Financial Instruments:
Futures Contracts	$6,767,609	$—	$—		$6,767,609
Forward Exchange Contracts	—	4,326,569	—		4,326,569
Swap Contracts	—	6,074,756	—		6,074,756

Total Other Financial Instruments	$6,767,609	$10,401,325	$—		$17,168,934

Liabilities:
Other Financial Instruments:
Options Written	$336,696	$53,608	$—		$390,304
Securities Sold Short[a]	260,819,560	9,545,318	—		270,364,878
Futures Contracts	1,788,455	—	—		1,788,455
Forward Exchange Contracts	—	3,688,786	—		3,688,786
Swap Contracts	—	2,743,509	—		2,743,509
Unfunded Loan Commitments	—	7,718	—		7,718

Total Other Financial Instruments	$262,944,711	$16,038,939	$—		$278,983,650

aFor detailed categories, see the accompanying Consolidated Statement of Investments.

bIncludes securities determined to have no value at November 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BNYM	The Bank of New York Mellon Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BOFA	Bank of America, N.A.	AUD	Australian Dollar	ARLLMONP	Argentina Blended Policy Rate
DBAB	Deutsche Bank, AG	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
GSCO HSBC	Goldman Sachs International HSBC Bank USA, N.A.	CAD CHF	Canadian Dollar Swiss Franc	BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
JPHQ	JP Morgan Chase Bank, N.A.	COP	Colombian Peso	BRLCDI	Brazil Cetip DI Interbank Deposit Rate
MSCO	Morgan Stanley & Co., LLC	CZK	Czech Koruna	BURBOR	Budapest Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC	EUR	Euro	CABA	Canadian Bank’s Acceptance
UBSW	UBS AG	GBP	British Pound	CAC	Cotation Assistee en Continu
		HKD	Hong Kong Dollar	CBOT	Chicago Board of Trade
		HUF	Hungarian Forint	CME	Chicago Mercantile Exchange
		INR	Indian Rupee	DAX	Deutscher Aktienindex
		JPY	Japanese Yen	DJIA	Dow Jones Industrial Average
		MXN	Mexican Peso	EONIA	Euro OverNight Index Average
Index		MYR	Malaysian Ringgit	ETF	Exchange Traded Fund
		NOK	Norwegian Krone	EURIBOR	Euro Interbank Offered Rate
CDX.EM	CDX Emerging Markets Index	TWD	Taiwan Dollar	FEDEF	Federal Funds Effective Rate
CDX.NA.HY	CDX North America High Yield Index	USD	United States Dollar	FHLMC	Federal Home Loan Mortgage Corp.
		ZAR	South African Rand	FRN	Floating Rate Note
				FTSE	Financial Times Stock Exchange
				HONIX	Hong Kong Overnight Index Rate
				IDR	International Depositary Receipt
				JSE	Johannesburg Stock Exchange Index
				KLIBOR	Kuala Lumpur Interbank Offered Rate
				LIBOR	London InterBank Offered Rate
				MIB	Milano Italia Borsa
				MIBOR	Mumbai Interbank Offered Rate
				MSCI	Morgan Stanley Capital International
				PIK	Payment In-Kind
				PRIBOR	Prague Interbank Offered Rate
				REIT	Real Estate Investment Trust
				SGX	Singapore Exchange
				SONIA	Sterling Overnight Index Average
				SPDR	S&P Depositary Receipt
				SPI	Swiss Performance Index
				TIIE	Interbank Equilibrium Interest Rate
				TOPIX	Tokyo Price Index

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin K2 Alternative Strategies Fund

Investment Manager

K2/D&S Management Co., L.L.C.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018-2019 Franklin Templeton Investments. All rights reserved.	068 S 01/19

Internet Delivery of Shareholder Reports: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Fellow Shareholder:

The six months ended November 30, 2018, benefited from mostly upbeat economic data as the U.S. job market continued to improve and the unemployment rate declined. During the second and third quarters, U.S. corporate profits rose, supported by healthy economic growth and tax cuts.

In September 2018, the Standard & Poor’s 500® Index (S&P 500®) reached an all-time high, but experienced heightened volatility in October and much of November due to investor concerns about U.S. Federal Reserve (Fed) interest-rate policies, trade tensions, a moderating global economy and a likely slowing U.S. economy, and some weaker-than-expected revenue guidance. However, U.S. stocks recovered near period-end given optimism about a potentially slower pace of Fed rate increases and possible U.S. China trade talks in December. The 10-year Treasury yield rose to multi-year highs in October and November 2018 amid concerns about inflation and the Fed’s interest-rate path. Expectations that other central banks might scale back monetary stimulus and better-than-expected U.S. economic reports also pushed the yield higher. Overall, the 10-year Treasury yield rose from 2.83% at the beginning of the period to 3.01% at period-end. Commodities, as measured by the Bloomberg Commodity Index, had a -8.01% total return during the six-month period, largely due to a stronger U.S. dollar and ongoing trade tensions.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the years ahead.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

CFA® is a trademark owned by CFA Institute.

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Semiannual Report

Franklin Pelagos Commodities Strategy Fund

This semiannual report for Franklin Pelagos Commodities Strategy Fund covers the period ended November 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks long-term total return by providing exposure to the commodities markets. It invests mainly in commodity-linked derivative instruments and securities of the U.S. government, its agencies and instrumentalities and other fixed income securities.

Performance Overview

The Fund’s Class A shares had a -8.52% cumulative total return for the six months under review. In comparison, the benchmark Bloomberg Commodity Index, which measures performance of exchange-traded futures contracts on physical commodities, had a -8.01% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing

Portfolio Composition*

11/30/18

% of Consolidated Net Assets
U.S. Treasury Bill	93.9%
FHLMC	3.6%
FFCB	2.0%
Institutional Fiduciary Trust Money Market Portfolio	1.7%
Other Assets, less Liabilities**	-1.2%

See abbreviations on page 33.

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

**Includes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities. See supplementary commodity exposure tables on page 6 for additional information related to the Fund’s economic exposure to commodities.

and services sectors expanded during the period. The unemployment rate declined from 3.8% in May 2018 to a nearly 49-year low of 3.7% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 2.2% at period-end.2

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting and continued to reduce its balance sheet as part of its ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018. At its November meeting, the Fed held its target range for the federal funds rate unchanged but suggested it would continue to gradually raise rates, leading financial markets to expect a December rate increase. However, near period-end, the Fed Chair, in his speech at the Economic Club of New York, mentioned the Fed’s current policy rate was

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 16.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

“just below” estimates of what it believed would be neutral for economic growth, suggesting it might slow its pace of rate increases.

U.S. equity markets rose overall during the period, benefiting from mostly upbeat economic data and better U.S. corporate earnings.

However, markets reflected concerns about tighter regulation of technology companies, the pace of the Fed’s rate increases, U.S. political uncertainties, the Trump administration’s protectionist policies, and the potential impact of the U.S.-China trade dispute on global growth and corporate earnings. These concerns were partially offset by an overall easing of tensions in the Korean peninsula, intermittent U.S.-China trade negotiations, ongoing trade negotiations between the U.S. and the European Union, and a new trade deal between the U.S., Mexico and Canada (pending ratification by the three countries’ legislatures). After reaching a new all-time high in September 2018, the broad U.S. stock market, as measured by the Standard & Poor’s 500 Index (S&P 500), experienced heightened volatility in October and parts of November amid investor concerns about the Fed’s interest-rate path, trade tensions, a potentially moderating U.S. economy, a slower global economy, and several big companies’ weaker-than-expected forward guidance. Equities rallied near period-end, however, driven by the expected results of the U.S. mid-term elections, hopes for a slower pace of rate increases, and optimism about potential U.S.-China trade negotiations in December. In this environment, the S&P 500 generated a +3.02% total return for the six-month period.1

Commodity prices, as measured by the Bloomberg Commodity Index, had a -8.01% total return during the period, largely due to a stronger U.S. dollar and concerns about a slowdown in global growth amid continued trade tensions.1 Oil prices gained early in the period amid U.S. sanctions against Iran, which raised expectations of tightening supplies and declining U.S. stockpiles. However, in October and November, oil prices plummeted amid signs of weaker demand growth, rising U.S. supply and increased exports by the Organization of the Petroleum Exporting Countries. Gold prices were hurt by a strengthening U.S. dollar and rising U.S. Treasury yields. Industrial metals prices generally declined, hurt by slower global growth and weaker economic indicators from China, the largest consumer of base metals. Among agricultural commodities, soybean, corn and wheat prices fell, generally reflecting record harvests and global oversupply, while sugar prices were relatively flat.

Investment Strategy

We utilize an actively managed fundamental and quantitative investment process to provide exposure to a variety of commodity sectors and indexes by investing in commodity-linked derivative instruments including commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodity index futures, which may provide exposure to foreign and emerging markets. By investing in these derivative instruments, we seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

What is a swap agreement?

A swap agreement, such as a commodity-linked total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in return, that would have been earned or realized if a notional amount were invested in specific instruments.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

During the semiannual period under review, the Fund obtained its commodities exposure through swaps on commodities indexes and through commodities futures. The asset coverage for this exposure was met by the Fund’s investments in U.S. Treasury bills and other fixed income securities. The Fund’s investments are summarized in the Portfolio Composition table on page 3, and the Fund’s commodities exposure is summarized in the Fund Exposure to Commodities section on page 6.

During the period, the Fund did not have positive contribution from any of the broad commodities sectors. Performance was diminished due to the returns of economically sensitive commodities and those tied to trade issues. Crude oil and oil products, such as gasoline and diesel traded higher in the initial months of the period, but eventually traded lower for the

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

remainder of the period as the Organization of the Petroleum Exporting Countries (OPEC) and non-OPEC producers returned oil production to market, the U.S. issued waivers to allow Iran to export oil to some countries despite recent sanctions, U.S. production continued to advance, and evidence of an economic slowdown materialized. Industrial metals were weaker as a group due to expectations of supply growth in China and globally, as well as trade-related issues. The market for soybeans and soybean products was weak as China retaliated against U.S. tariffs by largely halting their purchases of U.S. soybeans. Additionally, the U.S. dollar moved higher over the period. The Fund underperformed its benchmark, the Bloomberg Commodity Index, during the period.

In the energy sector, crude oil prices moved higher through early October, but succumbed to a variety of pressures late in the period. From the period high in early October, West Texas Intermediate crude oil prices declined by approximately one third to end the period. The OPEC and non-OPEC producers’ crude oil production increased during the summer following an adjustment to the groups’ prior production cut agreement that allowed increases in production. Proposed sanctions against Iran provided some expectation for a tighter market, but waivers issued to several countries negated those benefits. The summer U.S. driving season provided adequate demand for crude oil, with refineries operating at high seasonal levels and continuing to operate at high utilization rates through the period-end. Oil products also traded weaker as those strong refinery runs helped build inventories to seasonally high levels. Returns from U.S. natural gas were positive over the period, reflecting the hotter-than-normal summer and storage levels that have been below five-year averages. Natural gas prices realized strong gains and high volatility during November as the weather turned colder than normal. U.S. natural gas production continued to increase, while exports increased. Relative to its benchmark, the Fund’s returns from crude oil detracted from performance, while returns from natural gas benefited the Fund.

In metals, returns of both industrial and precious metals were negative over the period. Nickel prices were particularly weak, but this followed very strong returns prior to the period. Stainless steel prices began the period near yearly highs, but fell by period-end. Stainless steel continues to represent the lion’s share of nickel demand though electric vehicle demand has been receiving much attention. Aluminum prices suffered during the postponement of U.S sanctions against Russian producer Rusal. The backdrop for industrial metals weakened as China’s economic data was weaker than expected, and European and even U.S. data appeared to show signs of slowing down. The U.S. dollar was up during the period, likely hindering precious metals prices. Both gold and silver prices declined during the period. Inflation indicators weakened in the U.S., especially toward period-end, and created a headwind to precious metals returns. Exchange-traded fund holdings of both gold and silver decreased modestly. Relative to its benchmark, the Fund’s returns from metals outperformed due to positioning in industrial metals.

Agriculture and livestock also largely experienced negative returns during the period. The trade confrontation with China and mostly favorable growing conditions led to adequate supplies and lower demand for U.S. products, especially soybeans, soybean meal, cotton and corn. Only live cattle had positive returns for the period. China halted purchases of soybeans in retaliation for tariffs on Chinese goods. Soybean meal, used for animal feed, was affected by these trade issues, but also by the African swine flu that began spreading through pig herds in China. As a result of trade issues and the favorable U.S. growing season, stocks of beans were at high levels during the period. Corn growing conditions were also favorable, but wheat production was hampered by poor weather in parts of Europe, the Black Sea region, Australia and India. Lean hog prices modestly declined for the period as a result of multiple factors. Trade and tariff issues included the pork industries for the U.S., China, and Mexico. Although trade issues with Mexico were resolved, those with China persisted. Plus, the African swine flu epidemic in China devastated some pig herds and has been discovered in all regions. Smaller herds would lower supply, but China’s consumers have pulled back on consumption too. Relative to its benchmark, the Fund outperformed in agriculture and livestock, driven by positioning in wheat, coffee and lean hogs over the period.

The Fund underperformed its benchmark during the period, primarily due to the energy sector. Crude oil experienced significant losses during the last two months of the period as OPEC production increased, waivers were issued allowing Iran to export oil to certain countries despite recent sanctions, U.S. production continued to grow, and evidence of economic weakness pressured prices.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Fund Exposure to Commodities

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in commodity-linked total return swap contracts. At November 30, 2018, the Fund’s exposure based on notional value represented 81.0% of consolidated net assets.

Commodity-Linked Total Return Swap Exposure*

% of Consolidated Net Assets Long
Gold	9.0%
Natural Gas	8.8%
Brent Crude Oil	6.2%
Soybeans	5.6%
WTI Crude Oil	5.6%
Copper	5.5%
Nickel	4.7%
Heating Oil	4.1%
Wheat	4.0%
Unleaded Gasoline	3.7%
Silver	3.2%
Soybean Meal	3.1%
Aluminum	2.6%
Corn	2.6%
Soybean Oil	2.4%
Live Cattle	2.4%
Lean Hogs	1.8%
Sugar	1.7%
Cotton	1.5%
Kansas Wheat	1.5%
Coffee	1.0%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The Fund’s exposure was calculated using the commodity sector weightings of the FP Custom Master Index multiplied by the Fund’s percentage notional exposure.

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in futures contracts. At November 30, 2018, the Fund’s exposure based on notional value represented 19.1% of consolidated net assets.

Commodity Futures Exposure*

% of Consolidated Net Assets Long
Gold 100 Oz	3.4%
Cotton	3.0%
Copper	2.8%
Lean Hogs	2.0%
Wheat	1.9%
WTI Crude Oil	1.9%
Brent Crude Oil	1.8%
Natural Gas	1.4%
Silver	0.9%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Thank you for your participation in Franklin Pelagos Commodities Strategy Fund. We look forward to continuing to serve your financial needs.

Stephen P. Burke

John C. Pickart, CFA Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	-8.52%	-13.59%
1-Year	-2.66%	-7.98%
5-Year	-30.39%	-8.03%
Since Inception (1/10/14)	-29.84%	-8.07%

Advisor
6-Month	-8.31%	-8.31%
1-Year	-2.29%	-2.29%
5-Year	-28.49%	-6.49%
Since Inception (12/7/11)	-36.00%	-6.19%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]

Share Class	With Waiver	Without Waiver
A	1.20%	1.86%
Advisor	0.95%	1.61%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Investing in physical commodities, either directly or through derivative instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodities index futures, presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships; weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. Derivative instruments involve costs and can create leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses, which could be significant. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political, social and economic instability, risks which are heightened in less developed or emerging market countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19 and a fee waiver related to the management fee paid by a subsidiary. The Fund also has a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin

Templeton fund. Fund investment results reflect the expense reduction and fee waivers; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$914.80	$5.76	$1,019.05	$6.07	1.20%
C	$1,000	$912.00	$9.35	$1,015.29	$9.85	1.95%
R	$1,000	$914.10	$6.77	$1,018.00	$7.13	1.41%
R6	$1,000	$917.90	$2.93	$1,022.01	$3.09	0.61%
Advisor	$1,000	$916.90	$4.57	$1,020.31	$4.81	0.95%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

Franklin Pelagos Commodities Strategy Fund

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018		2017	2016	2015	2014	[a]
Class A
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 6.81	$6.12		$ 6.47	$ 7.12	$ 9.44	$ 8.88

Income from investment operations[b]:

Net investment income (loss)[c]	0.03	(—)	[d]	(0.04)	(0.08)	(0.09)	(0.08)

Net realized and unrealized gains (losses)	(0.61)	0.69		(0.31)	(0.57)	(2.23)	0.64

Total from investment operations	(0.58)	0.69		(0.35)	(0.65)	(2.32)	0.56

Net asset value, end of period	$ 6.23	$6.81		$ 6.12	$ 6.47	$ 7.12	$ 9.44

Total return[e]	(8.52)%	11.27%		(5.41)%	(9.13)%	(24.58)%	6.31%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	1.59%	1.65%		1.71%	2.14%	2.05%	3.38%

Expenses net of waiver and payments by affiliates[g]	1.20%	1.20%		1.20%	1.21%	1.25%	1.25%

Net investment income (loss)	0.82%	0.06%	[h]	(0.61)%	(0.79)%	(0.94)%	(0.94)%

Supplemental data

Net assets, end of period (000’s)	$7,406	$6,549		$4,846	$3,814	$2,080	$601

Portfolio turnover rate	—%	—%		42.22%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hRatio is calculated based on the Fund level net investment income, as reflected in the Consolidated Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)

	Six Months Ended November 30, 2018		Year Ended May 31,
	(unaudited)		2018	2017	2016	2015	2014[a]
Class C
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 6.59		$ 5.97	$ 6.36	$ 7.05	$ 9.41	$ 8.88

Income from investment operations[b]:

Net investment income (loss)[c]	(—)	[d]	(0.04)	(0.10)	(0.16)	(0.15)	(0.09)

Net realized and unrealized gains (losses)	(0.58)		0.66	(0.29)	(0.53)	(2.21)	0.62

Total from investment operations	(0.58)		0.62	(0.39)	(0.69)	(2.36)	0.53

Net asset value, end of period	$ 6.01		$ 6.59	$ 5.97	$ 6.36	$ 7.05	$ 9.41

Total return[e]	(8.80)%		10.39%	(6.13)%	(9.79)%	(25.08)%	5.97%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	2.34%		2.40%	2.46%	2.88%	2.75%	4.08%

Expenses net of waiver and payments by affiliates[g]	1.95%		1.95%	1.95%	1.95%	1.95%	1.95%

Net investment income (loss)	0.07%	[h]	(0.69)%	(1.36)%	(1.53)%	(1.64)%	(1.64)%

Supplemental data

Net assets, end of period (000’s)	$719		$1,162	$963	$862	$377	$60

Portfolio turnover rate	—%		—%	42.22%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hRatio is calculated based on the Fund level net investment income, as reflected in the Consolidated Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014[a]

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 6.75	$ 6.08	$ 6.44	$ 7.10	$ 9.44	$ 8.88

Income from investment operations[b]:

Net investment income (loss)[c]	0.02	(0.02)	(0.05)	(0.06)	(0.10)	(0.06)

Net realized and unrealized gains (losses)	(0.60)	0.69	(0.31)	(0.60)	(2.24)	0.62

Total from investment operations	(0.58)	0.67	(0.36)	(0.66)	(2.34)	0.56

Net asset value, end of period	$ 6.17	$ 6.75	$ 6.08	$ 6.44	$ 7.10	$ 9.44

Total return[d]	(8.59)%	11.02%	(5.59)%	(9.30)%	(24.79)%	6.31%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.80%	1.86%	1.85%	2.34%	2.27%	3.58%

Expenses net of waiver and payments by affiliates[f]	1.41%	1.41%	1.34%	1.41%	1.47%	1.45%

Net investment income (loss)	0.61%	(0.15)%	(0.75)%	(0.99)%	(1.16)%	(1.14)%

Supplemental data

Net assets, end of period (000’s)	$20	$26	$23	$9	$4	$5

Portfolio turnover rate	—%	—%	42.22%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 6.94	$ 6.21	$ 6.53	$ 7.16	$ 9.46	$ 8.88

Income from investment operations[b]:

Net investment income (loss)[c]	0.05	0.04	(0.01)	(0.02)	(0.04)	(0.03)

Net realized and unrealized gains (losses)	(0.62)	0.70	(0.31)	(0.61)	(2.26)	0.61

Total from investment operations	(0.57)	0.74	(0.32)	(0.63)	(2.30)	0.58

Less distributions from net investment income.	—	(0.01)	—	—	—	—

Net asset value, end of period	$ 6.37	$ 6.94	$ 6.21	$ 6.53	$ 7.16	$ 9.46

Total return[d]	(8.21)%	11.89%	(4.90)%	(8.80)%	(24.31)%	6.53%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.99%	1.02%	1.02%	1.10%	1.53%	1.58%

Expenses net of waiver and payments by affiliates[f]	0.61%	0.65%	0.70%	0.76%	0.86%	0.86%

Net investment income (loss)	1.41%	0.61%	(0.11)%	(0.34)%	(0.55)%	(0.55)%

Supplemental data

Net assets, end of period (000’s)	$263,051	$288,037	$118,839	$131,500	$53,068	$67,732

Portfolio turnover rate	—%	—%	42.22%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018		2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 6.98	$6.26		$ 6.60	$ 7.25	$ 9.58	$ 9.43

Income from investment operations[a]:

Net investment income (loss)[b]	0.04	—	[c]	(0.03)	(0.09)	(0.07)	(0.05)

Net realized and unrealized gains (losses)	(0.62)	0.72		(0.31)	(0.56)	(2.26)	0.20

Total from investment operations	(0.58)	0.72		(0.34)	(0.65)	(2.33)	0.15

Net asset value, end of period	$ 6.40	$6.98		$ 6.26	$ 6.60	$ 7.25	$ 9.58

Total return[d]	(8.31)%	11.50%		(5.15)%	(8.97)%	(24.32)%	1.59%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.34%	1.40%		1.46%	1.88%	1.75%	1.88%

Expenses net of waiver and payments by affiliates[f]	0.95%	0.95%		0.95%	0.95%	0.95%	1.04%

Net investment income (loss)	1.07%	0.31%		(0.36)%	(0.53)%	(0.64)%	(0.70)%

Supplemental data

Net assets, end of period (000’s)	$1,862	$1,736		$2,062	$675	$248	$126

Portfolio turnover rate	—%	—%		42.22%	28.03%	62.10%	34.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2018 (unaudited)

Franklin Pelagos Commodities Strategy Fund

	Principal Amount	Value
U.S. Government and Agency Securities (Cost $10,000,000) 3.6%
FHLMC, 1.25%, 7/26/19	$10,000,000	$ 9,924,239

Short Term Investments 97.6%
U.S. Government and Agency Securities 95.9%
[a,b] FFCB, 12/03/18	5,465,000	5,465,000
[b] U.S. Treasury Bill,
[a,c]1/03/19	37,400,000	37,328,101
[a]4/11/19	34,000,000	33,705,468
5/23/19	53,000,000	52,381,638
7/18/19	52,000,000	51,176,179
8/15/19	39,000,000	38,297,634
10/10/19	44,500,000	43,514,897

Total U.S. Government and Agency Securities (Cost $262,024,327)		261,868,917

Total Investments before Money Market Funds
(Cost $272,024,327)		271,793,156

	Shares

Money Market Funds (Cost $4,659,085) 1.7%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	4,659,085	4,659,085

Total Investments (Cost $276,683,412) 101.2%		276,452,241
[f] Other Assets, less Liabilities (1.2)%		(3,394,693)

Net Assets 100.0%		$273,057,548

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).

bThe security was issued on a discount basis with no stated coupon rate.

cA portion or all of the security has been segregated as collateral for open futures and swap contracts. At November 30, 2018, the value of this security and/or cash pledged amounted to $7,142,246, representing 2.6% of net assets.

dSee Note 3(f) regarding investments in affiliated management investment companies.

eThe rate shown is the annualized seven-day effective yield at period end.

fIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At November 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contractsa

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Commodity Contracts
Brent Crude Oil	Long	84	$5,004,720	1/31/19	$ (638,844)
Copper	Long	109	7,595,938	3/27/19	(35,708)
Cotton	Long	208	8,206,640	3/07/19	109,619
Gold 100 Oz	Long	76	9,317,600	2/26/19	(20,019)
Lean Hogs	Long	242	5,602,300	12/14/18	(25,170)
Natural Gas	Long	83	3,827,960	12/27/18	1,031,506
Silver	Long	33	2,345,805	3/27/19	(43,507)
Wheat	Long	200	5,157,500	3/14/19	119,794
WTI Crude Oil	Long	100	5,093,000	12/19/18	(2,052,237)

Total Futures Contracts					$(1,554,566)

*As of period end.

At November 30, 2018, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 1(b).

Commodity-Linked Total Return Swap Contractsa

Underlying Instruments	Pay Fixed Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
OTC Swap Contracts

Long[b]
FP Custom Master Index[c]	0.22%	At maturity	MSCS	12/05/18	$221,297,492	$(2,702,508)
Morgan Stanley MSCBBCV3 Index[c]	0.00%	At maturity	MSCS	12/31/18	33,000,000	—
Morgan Stanley MSCBBE03 Index[c]	0.00%	At maturity	MSCS	12/31/18	22,000,000	—

Total Commodity-Linked Total Return Swap Contracts						$(2,702,508)

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).

bThe Fund receives the total return on the underlying instrument and pays a fixed financing rate.

cRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the underlying instruments and their respective values including fees are as follows:

Underlying Instruments	Notional Value[d]	Value/ Unrealized Appreciation (Depreciation)	Percentage of Net Assets ( %)

FPCustom Master Index
Bloomberg Commodity Aluminum Subindex	$7,081,520	$(71,250)	—[e]
Bloomberg Commodity Brent Crude Oil Subindex	17,039,907	(3,228,098)	(1.2)
Bloomberg Commodity Coffee Subindex	2,655,570	(356,456)	(0.1)
Bloomberg Commodity Copper Subindex	15,048,229	(200,042)	(0.1)
Bloomberg Commodity Corn Subindex	7,081,520	(93,415)	—[e]

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Commodity-Linked Total Return Swap Contractsa (continued)

Underlying Instruments	Notional Value[d]	Value/ Unrealized Appreciation (Depreciation)	Percentage of Net Assets (%)

FPCustom Master Index (continued)
Bloomberg Commodity Cotton Subindex	$ 4,204,652	$ (86,407)	— [e]
Bloomberg Commodity Gold Subindex	24,564,022	(272,968)	(0.1)
Bloomberg Commodity Heating Oil Subindex	11,064,874	(1,748,927)	(0.6)
Bloomberg Commodity Kansas Wheat Subindex	4,204,652	(215,422)	(0.1)
Bloomberg Commodity Lean Hogs Subindex	4,868,545	350,816	0.1
Bloomberg Commodity Live Cattle Subindex	6,417,627	3,207	— [e]
Bloomberg Commodity Natural Gas Subindex	24,121,427	9,601,307	3.5
Bloomberg Commodity Nickel Subindex	12,835,254	(816,298)	(0.3)
Bloomberg Commodity Silver Subindex	8,851,900	(402,692)	(0.1)
Bloomberg Commodity Soybean Meal Subindex	8,409,305	(61,318)	— [e]
Bloomberg Commodity Soybean Oil Subindex	6,638,925	(86,244)	— [e]
Bloomberg Commodity Soybeans Subindex	15,269,527	119,268	— [e]
Bloomberg Commodity Sugar Subindex	4,647,247	(210,796)	(0.1)
Bloomberg Commodity Unleaded Gasoline Subindex	10,179,685	(1,836,965)	(0.7)
Bloomberg Commodity Wheat Subindex	10,843,577	(70,753)	— [e]
Bloomberg Commodity WTI Crude Oil Subindex	15,269,527	(3,019,055)	(1.1)

Total	$221,297,492	$(2,702,508)	(0.9)

Morgan Stanley MSCBBCV3 Index
Bloomberg Commodity Aluminum Subindex	1,032,900	—	—
Bloomberg Commodity Aluminum Subindex 3 Month Forward	(1,032,900)	—	—
Bloomberg Commodity Brent Crude Oil Subindex	2,640,000	—	—
Bloomberg Commodity Brent Crude Oil Subindex 3 Month Forward	(2,640,000)	—	—
Bloomberg Commodity Coffee Subindex	825,000	—	—
Bloomberg Commodity Coffee Subindex 3 Month Forward	(825,000)	—	—
Bloomberg Commodity Copper Subindex	(2,847,900)	—	—
Bloomberg Commodity Copper Subindex 3 Month Forward	2,847,900	—	—
Bloomberg Commodity Cotton Subindex	825,000	—	—
Bloomberg Commodity Cotton Subindex 3 Month Forward	(825,000)	—	—
Bloomberg Commodity Gas Oil Subindex	2,640,000	—	—
Bloomberg Commodity Gas Oil Subindex 3 Month Forward	(2,640,000)	—	—
Bloomberg Commodity Heating Oil Subindex	2,640,000	—	—
Bloomberg Commodity Heating Oil Subindex 3 Month Forward	(2,640,000)	—	—
Bloomberg Commodity Live Cattle Subindex.	(1,815,000)	—	—
Bloomberg Commodity Live Cattle Subindex 3 Month Forward	1,815,000	—	—
Bloomberg Commodity Nickel Subindex	2,847,900	—	—
Bloomberg Commodity Nickel Subindex 3 Month Forward	(2,847,900)	—	—
Bloomberg Commodity Soybean Meal Subindex	2,062,500	—	—
Bloomberg Commodity Soybean Meal Subindex 3 Month Forward	(2,062,500)	—	—
Bloomberg Commodity Sugar Subindex	(2,640,000)	—	—
Bloomberg Commodity Sugar Subindex 3 Month Forward	2,640,000	—	—
Bloomberg Commodity Unleaded Gasoline Subindex	825,000	—	—
Bloomberg Commodity Unleaded Gasoline Subindex 3 Month Forward	(825,000)	—	—
Bloomberg Commodity Wheat Subindex	(3,877,500)	—	—
Bloomberg Commodity Wheat Subindex 3 Month Forward	3,877,500	—	—
Bloomberg Commodity WTI Crude Oil Subindex	2,640,000	—	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Commodity-Linked Total Return Swap Contractsa (continued)

Underlying Instruments	Notional Value[d]	Value/ Unrealized Appreciation (Depreciation)	Percentage of Net Assets (%)

Morgan Stanley MSCBBCV3 Index (continued)
Bloomberg Commodity WTI Crude Oil Subindex 3 Month Forward	$ (2,640,000)	$ —	—
Bloomberg Commodity Zinc Subindex	(2,847,900)	—	—
Bloomberg Commodity Zinc Subindex 3 Month Forward	2,847,900	—	—
Morgan Stanley MSCBBE03 Index
Bloomberg Commodity Coffee Subindex	(2,200,000)	—	—
Bloomberg Commodity Coffee Subindex 3 Month Forward	2,200,000	—	—
Bloomberg Commodity Corn Subindex	3,300,000	—	—
Bloomberg Commodity Corn Subindex 6 Month Forward	(3,300,000)	—	—
Bloomberg Commodity Cotton Subindex	2,200,000	—	—
Bloomberg Commodity Cotton Subindex 6 Month Forward	(2,200,000)	—	—
Bloomberg Commodity Nickel Subindex	(1,100,000)	—	—
Bloomberg Commodity Nickel Subindex 3 Month Forward	1,100,000	—	—
Bloomberg Commodity Soybean Meal Subindex	(3,850,000)	—	—
Bloomberg Commodity Soybean Meal Subindex 3 Month Forward	2,750,000	—	—
Bloomberg Commodity Soybean Meal Subindex 6 Month Forward	1,100,000	—	—
Bloomberg Commodity Soybeans Subindex	(4,950,000)	—	—
Bloomberg Commodity Soybeans Subindex 3 Month Forward	3,300,000	—	—
Bloomberg Commodity Soybeans Subindex 6 Month Forward	1,650,000	—	—
Bloomberg Commodity WTI Crude Oil Subindex	(4,400,000)	—	—
Bloomberg Commodity WTI Crude Oil Subindex 3 Month Forward	1,650,000	—	—
Bloomberg Commodity WTI Crude Oil Subindex 6 Month Forward	2,750,000	—	—

dNotional value represents the fair value at period end of each underlying instrument (including the financing rate fee which is calculated based on the swap contract’s original notional value of $224,000,000 for the FP Custom Master Index, $33,000,000 for the Morgan Stanley MSCBBCV3 Index and $22,000,000 for the Morgan Stanley MSCBBE03 Index, allocated to each underlying instrument on a pro-rata basis).

eRounds to less than 0.1%.

See Note 7 regarding other derivative information.

See Abbreviations on page 33.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

November 30, 2018 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$272,024,327
Cost - Non-controlled affiliates (Note 3f)	4,659,085

Value - Unaffiliated issuers	$271,793,156
Value - Non-controlled affiliates (Note 3f)	4,659,085
Cash	878,143
Receivables:
Investment securities sold	4,208
Capital shares sold	18,982
Interest.	5,252
Affiliates	13,166
Variation margin on futures contracts	284,188
Other assets	28

Total assets	277,656,208

Liabilities:
Payables:
Capital shares redeemed	2,996
Management fees	103,789
Distribution fees	2,129
Due to brokers	1,744,367
Unrealized depreciation on OTC swap contracts	2,702,508
Accrued expenses and other liabilities	42,871

Total liabilities	4,598,660

Net assets, at value	$273,057,548

Net assets consist of:
Paid-in capital	$292,756,050
Total distributable earnings (loss)	(19,698,502)

Net assets, at value	$273,057,548

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            FRANKLIN ALTERNATIVE STRATEGIES FUNDS

        CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2018 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Class A:
Net assets, at value	$7,405,570

Shares outstanding	1,187,922

Net asset value per share[a]	$6.23

Maximum offering price per share (net asset value per share ÷ 94.50%)	$6.59

Class C:
Net assets, at value	$719,376

Shares outstanding	119,677

Net asset value and maximum offering price per share[a]	$6.01

Class R:
Net assets, at value	$20,222

Shares outstanding	3,275

Net asset value and maximum offering price per share	$6.17

Class R6:
Net assets, at value	$263,050,696

Shares outstanding	41,267,752

Net asset value and maximum offering price per share	$6.37

Advisor Class:
Net assets, at value	$1,861,684

Shares outstanding	291,072

Net asset value and maximum offering price per share	$6.40

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2018 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$ 29,269
Interest:
Unaffiliated issuers	2,858,357

Total investment income	2,887,626

Expenses:
Management fees (Note 3a)	1,215,856
Distribution fees: (Note 3c)
Class A	8,557
Class C	4,853
Class R	55
Transfer agent fees: (Note 3e)
Class A	12,511
Class C	1,774
Class R	43
Class R6	29,745
Advisor Class	3,172
Custodian fees (Note 4)	1,539
Reports to shareholders	13,339
Registration and filing fees	44,967
Professional fees	47,094
Trustees’ fees and expenses	24,056
Other	33,025

Total expenses	1,440,586
Expense reductions (Note 4)	(1,137)
Expenses waived/paid by affiliates (Note 3f and 3g)	(532,921)

Net expenses	906,528

Net investment income	1,981,098

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(8,299)
Futures contracts	(1,457,361)
Swap contracts	(16,125,952)

Net realized gain (loss)	(17,591,612)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	52,086
Futures contracts	(2,415,927)
Swap contracts	(6,489,131)

Net change in unrealized appreciation (depreciation)	(8,852,972)

Net realized and unrealized gain (loss)	(26,444,584)

Net increase (decrease) in net assets resulting from operations	$(24,463,486)

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    FRANKLIN ALTERNATIVE STRATEGIES FUNDS

    CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Pelagos Commodities Strategy Fund

	Six Months Ended
	November 30, 2018	Year Ended
	(unaudited)	May 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,981,098	$ 978,846
Net realized gain (loss)	(17,591,612)	14,266,808
Net change in unrealized appreciation (depreciation)	(8,852,972)	5,347,829

Net increase (decrease) in net assets resulting from operations	(24,463,486)	20,593,483

Distributions to shareholders: (Note 1e)
Class R6	—	(155,612)

Total distributions to shareholders	—	(155,612)

Capital share transactions: (Note 2)
Class A	1,461,806	1,120,485
Class C	(353,238)	96,764
Class R	(3,470)	184
Class R6	(1,368,924)	149,683,677
Advisor Class	274,751	(560,990)

Total capital share transactions	10,925	150,340,120

Net increase (decrease) in net assets	(24,452,561)	170,777,991
Net assets:
Beginning of period	297,510,109	126,732,118

End of period (Note 1e)	$273,057,548	$297,510,109

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin Pelagos Commodities Strategy Fund

1.  Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses

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    FRANKLIN ALTERNATIVE STRATEGIES FUNDS

    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

See Note 7 regarding other derivative information.

c. Investments in FPC Holdings Corp. (FP Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2018, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FP Subsidiary. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the FP Subsidiary’s income. Net losses incurred by the FP Subsidiary cannot offset income earned by

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Investments in FPC Holdings Corp. (FP Subsidiary) (continued)

the Fund and cannot be carried back or forward by the FP Subsidiary to offset income from prior or future years. At November 30, 2018, the net assets of the FP Subsidiary were $57,765,730, representing 21.2% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2018, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items as shown below on the Consolidated Statements of Changes in Net Assets. Such disclosure changes are included in the Consolidated Statements of Changes in Net Assets, therefore prior period amounts are presented below.

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

For the year ended May 31, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Class R6	$(155,612)

For the year ended May 31, 2018, undistributed net investment income included in net assets was $630,716.

2. Shares of Beneficial Interest

At November 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	352,221	$2,274,865	397,914	$ 2,583,465
Shares redeemed	(125,774)	(813,059)	(227,728)	(1,462,980)

Net increase (decrease)	226,447	$1,461,806	170,186	$ 1,120,485

Class C Shares:
Shares sold	12,016	$75,717	66,363	$417,943
Shares redeemed[a]	(68,642)	(428,955)	(51,364)	(321,179)

Net increase (decrease)	(56,626)	$(353,238)	14,999	$96,764

Class R Shares:
Shares sold	21	$134	47	$306
Shares redeemed	(564)	(3,604)	(18)	(122)

Net increase (decrease)	(543)	$(3,470)	29	$184

Class R6 Shares:
Shares sold	1,085,696	$7,085,037	23,421,423	$156,598,917
Shares issued in reinvestment of distributions	—	—	23,435	155,612
Shares redeemed	(1,292,141)	(8,453,961)	(1,097,586)	(7,070,852)

Net increase (decrease)	(206,445)	$(1,368,924)	22,347,272	$149,683,677

Advisor Class Shares:
Shares sold	79,400	$518,191	222,426	$ 1,453,033
Shares redeemed	(36,992)	(243,440)	(303,092)	(2,014,023)

Net increase (decrease)	42,408	$274,751	(80,666)	$(560,990)

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
FASA, LLC (FASA)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

3.   Transactions with Affiliates (continued)

a.   Management Fees

The Fund and FP Subsidiary pay an investment management fee to FASA of 0.85% per year of the average daily net assets of the Fund and FP Subsidiary. Management fees paid by the Fund are reduced on assets invested in the FP Subsidiary, in an amount not to exceed the management fees paid by the FP Subsidiary.

b.   Administrative Fees

Under an agreement with FASA, FT Services provides administrative services to the Fund and FP Subsidiary. The fee is paid by FASA based on the Fund and FP Subsidiary average daily net assets, and is not an additional expense of the Fund or FP Subsidiary.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$2,142
CDSC retained	$47

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Fund’s Prospectus.

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

For the period ended November 30, 2018, the Fund paid transfer agent fees of $47,245, of which $37,271 was retained by Investor Services.

f.    Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	556,761	111,903,905	(107,801,581)	4,659,085	$4,659,085	$29,269	$ —	$ —

g.    Waiver and Expense Reimbursements

FASA and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% and Class R6 does not exceed 0.58% based on the average net assets of each class until September 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to October 1, 2018, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 0.63% based on the average net assets of the class.

h.    Other Affiliated Transactions

At November 30, 2018, the shares of the Fund were owned by the following entities:

	Shares	Percentage of Outstanding Shares[a]

Franklin Moderate Allocation Fund	15,811,560	36.9%
Franklin Growth Allocation Fund	10,095,766	23.5%
Franklin Conservative Allocation Fund	10,044,826	23.4%
Franklin LifeSmart 2025 Retirement Target Fund	1,029,685	2.4%
Franklin LifeSmart 2035 Retirement Target Fund	926,863	2.2%
Franklin Real Return Fund	897,760	2.1%
Franklin LifeSmart 2045 Retirement Target Fund	649,592	1.5%
Franklin LifeSmart 2030 Retirement Target Fund	410,730	1.0%
Franklin LifeSmart 2040 Retirement Target Fund	334,620	0.8%
Franklin LifeSmart 2020 Retirement Target Fund	327,165	0.8%
Franklin LifeSmart 2050 Retirement Target Fund	290,284	0.7%
Franklin LifeSmart 2055 Retirement Target Fund	105,738	0.2%
Franklin NextStep Moderate Fund	41,744	0.1%
Franklin NextStep Growth Fund	22,003	0.1%

	40,988,336	95.7%

aInvestment activities of significant shareholders could have a material impact on the Fund.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2018, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2018, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short Term	$8,605
Long Term	221,851

Total capital loss carryforwards	$230,456

At November 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$292,769,900

Unrealized appreciation	$1,282,405
Unrealized depreciation	(21,853,051)

Net unrealized appreciation (depreciation)	$(20,570,646)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of investments in the FP Subsidiary.

6. Investment Transactions

Sales of investments (excluding short term securities) for the period ended November 30, 2018, aggregated $10,000,000. There were no purchases of investments (other than short term securities) for the period ended November 30, 2018.

7. Other Derivative Information

At November 30, 2018, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Variation margin on futures contracts	$1,260,919	[a]	Variation margin on futures contracts	$2,815,485	[a]

	Unrealized appreciation on OTC swap contracts	—		Unrealized depreciation on OTC swap contracts	2,702,508

Totals		$1,260,919			$5,517,993

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

For the period ended November 30, 2018, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period

	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Commodity contracts	Futures contracts	$(1,457,361)	Futures contracts	$(2,415,927)
	Swap contracts	(16,125,952)	Swap contracts	(6,489,131)

Totals		$(17,583,313)		$(8,905,058)

For the period ended November 30, 2018, the average month end notional amount of futures contracts and swap contracts represented $54,868,896 and $271,528,571, respectively.

At November 30, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Swap contracts	$—	$2,702,508

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At November 30, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset[a]	Financial Instruments Collateral Pledged[b,c]	Cash Collateral Pledged	Net Amount (Not less than zero)
Counterparty
MSCS	$2,702,508	$ —	$(2,702,508)	$ —	$—

a At November 30, 2018, the Fund had no OTC derivative assets.

bIn some instances, the collateral amount disclosed in the table above was adjusted due to the requirement to limit the collateral amount to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

cSee the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.

See Note 1(b) regarding derivative financial instruments.

See Abbreviations on page 33.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2018, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
U.S. Government and Agency Securities	$—	$9,924,239	$—	$9,924,239
Short Term Investments	261,063,002	5,465,000	—	266,528,002
Total Investments in Securities	$261,063,002	$15,389,239	$—	$276,452,241

Other Financial Instruments:
Futures Contracts	$1,260,919	$—	$—	$1,260,919

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,815,485	$—	$—	$2,815,485
Swap Contracts.	—	2,702,508	—	2,702,508
Total Other Financial Instruments	$2,815,485	$2,702,508	$—	$5,517,993

aFor detailed categories, see the accompanying Consolidated Statement of Investments.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Selected Portfolio
MSCS	Morgan Stanley Capital Services LLC	FFCB	Federal Farm Credit Bank
		FHLMC	Federal Home Loan Mortgage Corp.

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

34	Semiannual Report	franklintempleton.com

Semiannual Report and Shareholder Letter

Franklin Pelagos Commodities Strategy Fund

Investment Manager

FASA, LLC

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018-2019 Franklin Templeton Investments. All rights reserved.	995 S 01/19

Semiannual Report and Shareholder Letter November 30, 2018

Franklin K2 Long Short Credit Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Fellow Shareholder:

During the six months ended November 30, 2018, global markets benefited from crude oil price gains through the end of September, upbeat economic data in certain regions, generally healthy corporate earnings, and optimism near period-end that the U.S. Federal Reserve would raise interest rates at a slower pace than during the past two years. However, global markets also reflected investor concerns about stricter regulation of technology companies, U.S. and European Union political uncertainties, changing interest-rate policies of major central banks, and how the U.S.-China trade dispute could affect global growth and corporate earnings. In this environment, global developed stock markets, as measured by the MSCI World Index, had a -1.45% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -9.68% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index, had a -2.51% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the years ahead.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer – Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Franklin K2 Long Short Credit Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	10
Financial Statements	32
Notes to Financial Statements	36
Shareholder Information	50

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

Semiannual Report

Franklin K2 Long Short Credit Fund

This semiannual report for Franklin K2 Long Short Credit Fund covers the period ended November 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks total return through a combination of current income, capital preservation and capital appreciation. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or alternative fixed income and credit strategies, including, but not limited to, some or all of the following: credit long short, structured credit and emerging market fixed income. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple subadvisors, and the Fund’s investment manager has overall responsibility for the Fund’s investments.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit-related investments. The Fund invests in a wide range of securities and other investments including, but not limited to: corporate bonds, mortgage-backed securities (MBS) and asset-backed securities (ABS), U.S. government and agency securities, collateralized debt and loan obligations, foreign government and supranational debt securities, loans and loan participations and derivatives with similar economic characteristics. The Fund may also invest in repurchase agreements, reverse repurchase agreements, mortgage real estate investment trusts (REITs) and other similar transactions.

Performance Overview

The Fund’s Class A shares posted a +0.86% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Fixed Income-Credit Index, which measures performance of strategies with exposure to credit across a broad continuum of credit substrategies, had a -1.52% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index, which is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +1.04% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the six months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided by higher crude oil prices in the first four months of the period, encouraging corporate earnings reports, and indications from the U.S. Federal Reserve (Fed) near period-end that led to expectations of a slower pace of interest-rate increases. However, various factors weighed on global markets during the period, including concerns about tighter regulation of technology companies, political uncertainties in the U.S. and the European Union, major central banks’ interest-rate path and unwinding of monetary stimulus measures, and the impact of the U.S.-China trade dispute on global growth and corporate earnings. In this environment, global stocks, as measured by the MSCI All Country World Index, had a -2.44% total return for the six months ended November 30, 2018.2

The U.S. economy grew during the six-month period. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 3.8% in May 2018 to a nearly 49-year low of 3.7% at period-end.3 Annual inflation, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 2.2% at period-end.3 The Fed raised its target range for the federal funds

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Fixed Income-Credit Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

3. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 15.

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FRANKLIN K2 LONG SHORT CREDIT FUND

rate in June and September 2018 and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. Near period-end, Fed Chair Jerome Powell, in his speech at the Economic Club of New York, mentioned the Fed’s current policy rate was “just below” estimates of what it believed would be neutral for economic growth, suggesting it might slow its pace of rate increases.

In Europe, the U.K.’s quarterly economic growth accelerated in 2018’s second and third quarters, amid growth in the services sector. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly growth moderated in the third quarter. The bloc’s annual inflation rate ended the period higher than in May 2018. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In October 2018, the ECB further reduced its monthly bond purchases and reiterated its plan to conclude the program at the end of 2018, while keeping interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) grew in 2018’s second quarter but contracted in the third quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth accelerated in 2018’s third quarter. Russia’s annual GDP growth rate accelerated in 2018’s second quarter but moderated in the third quarter. The Bank of Russia raised its key interest rate once during the period. China’s annual GDP growth moderated in 2018’s second and third quarters. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -9.68% total return during the period.2

Investment Strategy

We manage the Fund using a multi-manager approach. While we have overall responsibility for the Fund’s investments, we allocate the Fund’s assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: credit long short, structured credit and emerging market fixed income. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy and subadvisor weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and other investment options, among other things.

We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlation to various markets and to each other, risk profiles and their return expectations.

Credit long short strategies seek to isolate issuer-specific exposure, while limiting general market risks, by taking long and/or short positions in debt securities and other related instruments. Structured credit strategies aim to profit from trading in interest-rate sensitive securities such as residential and commercial MBS, REITs, credit default swaps on various indexes, collateralized loan obligations and ABS. Emerging market fixed income strategies invest in corporate and/or sovereign securities in emerging markets countries with a focus on fixed income. The Fund may invest in debt securities of any credit quality or rating, including high yield (“junk”) bonds, distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default. The Fund may engage in active and frequent trading as part of its investment strategies.

What are swap agreements?

Swap agreements, such as interest-rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

The Fund takes long and/or short positions in a wide range of asset classes, including credit, fixed income, equities and currencies, among others. The Fund may gain long or short exposure to select instruments by utilizing derivatives, engaging in short sales or entering into a series of purchase and sale contracts or repurchase agreements. Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price. The Fund may also use derivatives for hedging and nonhedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include currency forward contracts; futures contracts; put and call options on currencies, securities, indexes and exchange-traded funds; and swaps. The Fund may engage in active and frequent trading as part of its investment strategies.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Subadvisors
11/30/18

Credit Long Short
Apollo Credit Management LLC
Chatham Asset Management, LLC

Structured Credit
Ellington Global Asset Management, L.L.C.
Medalist Partners, LP

Emerging Markets Fixed Income
Emso Asset Management Limited

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

The Fund’s subadvisors for the six months under review were Apollo Credit Management, Chatham Asset Management, Ellington Global Asset Management, Emso Asset Management and Medalist Partners. All subadvisors contributed to the Fund’s positive performance for the six-month period, led by Apollo and Ellington. These subadvisors are also listed in the Subadvisors table on this page.

In terms of strategy performance, the largest contributor to the Fund’s performance was credit long short, followed by structured credit and emerging markets fixed income. All strategies contributed to positive performance.

Portfolio Composition*

Based on Total Investments as of 11/30/18

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

The percentages of the Fund’s long and short positions at period-end are listed in the Portfolio Composition bar chart on this page.

By asset class, the top contributors to the Fund’s aggregate performance were credit and currency, while interest-rate exposures detracted.

In terms of aggregate sector exposures, the top performance drivers for the Fund were consumer discretionary, MBS and ABS. In contrast, energy and equity index hedges dampened absolute performance.

Credit long short subadvisors Apollo and Chatham benefited from long positioning in the consumer discretionary, real estate and communication services sectors as U.S. economic growth persisted. In contrast, portfolio hedges for U.S. large-capitalization stocks and long energy sector positions generally detracted from performance, although they proved beneficial in October and November as equity markets sold off.

Within the structured credit subadvisors, MBS and ABS helped drive performance for Ellington and Medalist, with net interest a key contributor for these sectors. No sector detracted from the strategy.

Emso, the emerging markets fixed income subadvisor, also contributed to the Fund’s returns. Short exposures, especially in U.K. and Czech Republic interest rates, as well as the South African currency, benefited results. However, performance was hindered by long exposures to sovereign government debt in Argentina and interest rates in Mexico.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Thank you for your participation in Franklin K2 Long Short Credit Fund. We look forward to continuing to serve your investment needs.

Charmaine Chin Co-Lead Portfolio Manager

Jeff Schmidt Co-Lead Portfolio Manager

Robert Christian Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+0.86%	-4.68%
1-Year	+1.80%	-3.82%
Since Inception (9/8/15)	+15.80%	+2.84%

Advisor
6-Month	+0.86%	+0.86%
1-Year	+2.02%	+2.02%
Since Inception (9/8/15)	+16.18%	+4.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 LONG SHORT CREDIT FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver
A	3.11%	3.59%
Advisor	2.86%	3.34%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the manager’s and subadvisors’ judgment about particular Fund portfolio investments prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Bond prices generally move in the opposite direction of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Lower-rated or high-yield debt securities (junk bonds) involve greater credit risk, including the possibility of default or bankruptcy. Liquidity risk exists when securities become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,008.60	$14.80	$1,010.33	$14.82	2.94%
C	$1,000	$1,003.90	$19.14	$1,005.97	$19.16	3.81%
R	$1,000	$1,006.70	$16.50	$1,008.62	$16.52	3.28%
R6	$1,000	$1,008.60	$14.10	$1,011.03	$14.12	2.80%
Advisor	$1,000	$1,008.60	$14.15	$1,010.98	$14.17	2.81%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Highlights

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]
Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.50	$10.49	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.19	0.29	0.23	0.21

Net realized and unrealized gains (losses)	(0.10)	0.08	0.53	0.08

Total from investment operations	0.09	0.37	0.76	0.29

Less distributions from:

Net investment income	—	(0.19)	(0.32)	(0.08)

Net realized gains	—	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.36)	(0.42)	(0.14)

Net asset value, end of period	$10.59	$10.50	$10.49	$10.15

Total return[d]	0.86%	3.63%	7.58%	2.99%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reductions[f]	3.43%	3.51%	3.50%	3.37%

Expenses net of waiver, payments by affiliates and expense reductions[f]	2.94%	2.98% [g]	2.75%	2.30% [g]

Expenses incurred in connection with securities sold short	0.86%	0.89%	0.76%	0.40%

Net investment income	3.50%	2.71%	2.24%	2.85%

Supplemental data

Net assets, end of period (000’s)	$37,974	$45,088	$41,001	$28,198

Portfolio turnover rate	68.46%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]
Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.34	$10.35	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.19	0.14	0.09

Net realized and unrealized gains (losses)	(0.10)	0.07	0.52	0.12

Total from investment operations	0.04	0.26	0.66	0.21

Less distributions from:

Net investment income	—	(0.10)	(0.28)	(0.08)

Net realized gains	—	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.27)	(0.38)	(0.14)

Net asset value, end of period	$10.38	$10.34	$10.35	$10.07

Total return[d]	0.39%	2.70%	6.56%	2.20%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reductions[f]	4.30%	4.37%	4.44%	3.62%

Expenses net of waiver, payments by affiliates and expense reductions[f]	3.81%	3.84% [g]	3.69%	2.55% [g]

Expenses incurred in connection with securities sold short	0.86%	0.89%	0.76%	0.40%

Net investment income	2.63%	1.85%	1.30%	2.60%

Supplemental data

Net assets, end of period (000’s)	$2,763	$2,503	$1,507	$270

Portfolio turnover rate	68.46%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]
Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.41	$10.41	$10.10	$10.00

Income from investment operations[b]:

Net investment income[c]	0.17	0.25	0.20	0.08

Net realized and unrealized gains (losses)	(0.10)	0.09	0.53	0.16

Total from investment operations	0.07	0.34	0.73	0.24

Less distributions from:

Net investment income	—	(0.17)	(0.32)	(0.08)

Net realized gains	—	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.34)	(0.42)	(0.14)

Net asset value, end of period	$10.48	$10.41	$10.41	$10.10

Total return[d]	0.67%	3.29%	7.29%	2.48%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reductions[f]	3.77%	3.82%	3.83%	3.37%

Expenses net of waiver, payments by affiliates and expense reductions[f]	3.28%	3.29% [g]	3.08%	2.30% [g]

Expenses incurred in connection with securities sold short	0.86%	0.89%	0.76%	0.40%

Net investment income	3.16%	2.40%	1.91%	2.85%

Supplemental data

Net assets, end of period (000’s)	$163	$162	$127	$12

Portfolio turnover rate	68.46%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]
Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.51	$10.50	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.19	0.31	0.24	0.23

Net realized and unrealized gains (losses)	(0.10)	0.08	0.53	0.06

Total from investment operations	0.09	0.39	0.77	0.29

Less distributions from:

Net investment income	—	(0.21)	(0.32)	(0.08)

Net realized gains	—	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.38)	(0.42)	(0.14)

Net asset value, end of period	$10.60	$10.51	$10.50	$10.15

Total return[d]	0.86%	3.76%	7.71%	3.01%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reductions[f]	3.38%	3.35%	3.43%	3.35%

Expenses net of waiver, payments by affiliates and expense reductions[f]	2.80%	2.83% [g]	2.68%	2.28% [g]

Expenses incurred in connection with securities sold short	0.86%	0.89%	0.76%	0.40%

Net investment income	3.64%	2.86%	2.31%	2.87%

Supplemental data

Net assets, end of period (000’s)	$174	$13	$13,052	$12,384

Portfolio turnover rate	68.46%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]
Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.51	$10.50	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.19	0.30	0.24	0.20

Net realized and unrealized gains (losses)	(0.10)	0.09	0.53	0.09

Total from investment operations	0.09	0.39	0.77	0.29

Less distributions from:

Net investment income	—	(0.21)	(0.32)	(0.08)

Net realized gains	—	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.38)	(0.42)	(0.14)

Net asset value, end of period	$10.60	$10.51	$10.50	$10.15

Total return[d]	0.86%	3.75%	7.70%	2.99%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reductions[f]	3.30%	3.37%	3.44%	3.36%

Expenses net of waiver, payments by affiliates and expense reductions[f]	2.81%	2.84% [g]	2.69%	2.29% [g]

Expenses incurred in connection with securities sold short	0.86%	0.89%	0.76%	0.40%

Net investment income	3.63%	2.85%	2.30%	2.86%

Supplemental data

Net assets, end of period (000’s)	$62,114	$45,514	$25,125	$23,058

Portfolio turnover rate	68.46%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, November 30, 2018 (unaudited)

Franklin K2 Long Short Credit Fund
		Country	Shares/Rights	Value
	Common Stocks and Other Equity Interests 1.3%
	Capital Markets 0.2%
a	Churchill Capital Corp.	United States	14,458	$146,026
a	Gores Holdings III Inc.	United States	3,614	36,592

				182,618

	Equity Real Estate Investment Trusts (REITs) 0.6%
b	Northstar Realty Europe Corp.	United States	14,784	241,866
	Vici Properties Inc.	United States	16,616	361,731

				603,597

	Independent Power & Renewable Electricity Producers 0.4%
b	Clearway Energy Inc., A	United States	11,419	205,884
	Clearway Energy Inc., C	United States	8,572	156,525

				362,409

	Media 0.1%
a	Altice Europe NV, A	Netherlands	28,532	69,092
a	Postmedia Network Canada Corp.	Canada	56,068	50,217

				119,309

	Metals & Mining 0.0%†
	Vedanta Ltd., ADR	India	4,386	48,904

	Pharmaceuticals 0.0%†
a	Sanofi, Contingent Value, rts., 12/31/20	France	26,594	13,297

	Total Common Stocks and Other Equity Interests (Cost $1,184,328)			1,330,134

			Principal Amount*
	Convertible Bonds 2.4%
	Automobiles 0.5%
	Tesla Inc., senior note, 0.25%, 3/01/19	United States	454,000	487,766

	Equity Real Estate Investment Trusts (REITs) 0.2%
	iStar Inc., senior note, 3.125%, 9/15/22	United States	283,000	268,200

	Independent Power & Renewable Electricity Producers 0.9%
c	NRG Yield Inc., senior note, 144A, 3.50%, 2/01/19	United States	599,000	599,000
	Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	359,000	355,742

				954,742

	Internet & Direct Marketing Retail 0.2%
	Wayfair Inc., senior note, 0.375%, 9/01/22	United States	144,000	170,773

	Media 0.1%
c	Gannett Co. Inc., senior note, 144A, 4.75%, 4/15/24	United States	152,000	160,876

	Metals & Mining 0.5%
	Royal Gold Inc., senior note, 2.875%, 6/15/19	United States	483,000	482,705

	Total Convertible Bonds (Cost $2,484,610)			2,525,062

	Corporate Bonds and Notes 32.9%
	Automobiles 0.3%
c	Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	338,000	293,215

	Building Products 0.1%
c	USG Corp., senior bond, 144A, 4.875%, 6/01/27	United States	69,000	69,259

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Commercial Services & Supplies 3.2%
c	GFL Environmental Inc., senior note, 144A, 5.625%, 5/01/22	Canada	101,000	$95,193
c	Harland Clarke Holdings Corp., 144A,
	senior note, 9.25%, 3/01/21	United States	2,308,500	2,141,134
	senior secured note, 8.375%, 8/15/22	United States	57,000	53,010
	R.R. Donnelley & Sons Co.,
	senior bond, 8.875%, 4/15/21	United States	21,000	22,312
	senior bond, 6.50%, 11/15/23	United States	411,000	406,890
	senior bond, 6.00%, 4/01/24	United States	377,000	372,287
	senior bond, 6.625%, 4/15/29	United States	30,000	28,200
	senior note, 7.00%, 2/15/22	United States	231,000	232,155

				3,351,181

	Communications Equipment 0.4%
c	Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	457,000	381,595

	Construction & Engineering 0.0%†
	Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	12,000	12,302

	Construction Materials 0.2%
c	Standard Industries Inc., senior note, 144A, 5.50%, 2/15/23	United States	218,000	214,458

	Consumer Finance 1.0%
c	Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	735,000	718,462
	Navient Corp., senior note, 6.75%, 6/15/26	United States	385,000	349,388

				1,067,850

	Diversified Financial Services 1.5%
c	One Call Corp., 144A,
	secured note, second lien, 10.00%, 10/01/24	United States	795,000	616,125
	senior secured note, first lien, 7.50%, 7/01/24	United States	932,000	890,060

				1,506,185

	Diversified Telecommunication Services 2.1%
c	Altice France SA, senior secured note, 144A, 8.125%, 2/01/27	France	135,000	132,637
	Frontier Communications Corp., senior note,
	10.50%, 9/15/22	United States	465,000	374,325
	11.00%, 9/15/25	United States	361,000	256,310
	Hughes Satellite Systems Corp., senior secured note, 5.25%, 8/01/26	United States	183,000	171,334
b,c	Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	1,046,000	1,210,745

				2,145,351

	Electric Utilities 0.1%
c,d	Vertiv Intermediate Holding Corp., senior note, 144A, PIK, 12.00%, 2/15/22	United States	136,000	131,070

	Energy Equipment & Services 1.5%
c	Transocean Inc., senior note, 144A,
	9.00%, 7/15/23	United States	163,000	167,177
	7.50%, 1/15/26	United States	634,000	592,790
c	Transocean Pontus Ltd., senior secured note, 144A, 6.125%, 8/01/25	United States	227,000	222,460
c	Vantage Drilling International, senior secured note, 144A, 9.25%, 11/15/23	United States	464,000	465,160
	Weatherford International Ltd., senior note, 5.125%, 9/15/20	United States	121,000	102,245

				1,549,832

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Equity Real Estate Investment Trusts (REITs) 0.7%
c	AHP Health Partners Inc., senior note, 144A, 9.75%, 7/15/26	United States	535,000	$536,337
	iStar Inc., senior note, 5.25%, 9/15/22	United States	214,000	204,905

				741,242

	Food & Staples Retailing 0.4%
c	Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A, 7.50%, 4/15/25	United States	102,000	84,023
c	Sigma Holdco BV, senior note, 144A, 7.875%, 5/15/26	Netherlands	311,000	278,345

				362,368

	Food Products 2.8%
c	Dean Foods Co., senior note, 144A, 6.50%, 3/15/23	United States	1,192,000	1,048,960
b,c	JBS USA LLC / Finance Inc., senior bond, 144A, 6.75%, 2/15/28	United States	1,940,000	1,889,075

				2,938,035

	Gas Utilities 0.8%
	Clearway Energy Operating LLC, senior note,
	5.375%, 8/15/24	United States	65,000	61,912
	5.00%, 9/15/26	United States	114,000	104,025
	Pacific Gas & Electric Co.,
	senior bond, 4.25%, 5/15/21	United States	124,000	117,184
	senior bond, 3.25%, 9/15/21	United States	28,000	25,690
	senior bond, 3.25%, 6/15/23	United States	73,000	64,599
	senior bond, 3.85%, 11/15/23	United States	50,000	45,234
	senior bond, 6.05%, 3/01/34	United States	155,000	149,317
	senior bond, 6.35%, 2/15/38	United States	34,000	32,663
	senior note, 2.45%, 8/15/22	United States	70,000	62,078
	[c] senior note, 144A, 4.25%, 8/01/23	United States	157,000	146,418

				809,120

	Health Care Providers & Services 0.4%
c	CHS / Community Health Systems Inc., senior secured note, 144A, 8.625%, 1/15/24	United States	435,000	443,156

	Hotels, Restaurants & Leisure 1.9%
c	The Enterprise Development Authority, senior note, 144A, 12.00%, 7/15/24	United States	178,000	170,880
c	Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	504,000	507,780
c	Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	1,332,000	1,280,385

				1,959,045

	Household Durables 1.3%
	Beazer Homes USA Inc., senior note, 5.875%, 10/15/27	United States	180,000	148,500
c	K Hovnanian Enterprises Inc., secured note, 144A, 10.00%, 7/15/22	United States	1,009,000	938,370
	William Lyon Homes Inc., senior note,
	6.00%, 9/01/23	United States	92,000	84,870
	5.875%, 1/31/25	United States	254,000	217,805

				1,389,545

	Independent Power & Renewable Electricity Producers 0.8%
c	Atlantica Yield PLC, senior note, 144A, 7.00%, 11/15/19	Spain	796,000	815,900

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Industrial Conglomerates 0.4%
	General Electric Co., senior bond,
	6.15%, 8/07/37	United States	217,000	$205,901
	5.875%, 1/14/38	United States	204,000	190,049

				395,950

	Insurance 0.0%†
c	Ambac Assurance Corp., sub. bond, 144A, 5.10%, 6/07/20	United States	2	3
c,e	Ambac LSNI LLC, senior secured note, 144A, FRN, 7.396%, (3-Month USD LIBOR + 5.00%), 2/12/23	Cayman Islands	8	9

				12

	Leisure Equipment & Products 0.5%
	Mattel Inc.,
	senior bond, 5.45%, 11/01/41	United States	127,000	99,695
	[c] senior note, 144A, 6.75%, 12/31/25	United States	431,000	407,295

				506,990

	Media 6.8%
c	Altice Luxembourg SA, senior note, 144A, 7.75%, 5/15/22	Luxembourg	299,000	285,919
c	American Media Inc., 144A,
	secured note, second lien, 5.50%, 9/01/21	United States	305,508	305,126
	sub. note, zero cpn., 3/01/22	United States	2,911,010	2,758,182
	The McClatchy Co.,
	senior bond, 6.875%, 3/15/29	United States	566,000	721,650
	[c] senior secured note, 144A, 9.00%, 7/15/26	United States	1,464,000	1,489,620
c,d	Postmedia Network Inc., secured note, second lien, 144A, PIK, 10.25%, 7/15/23	Canada	508,542	598,172
c	Univision Communications Inc., senior secured note, 144A, 5.125%, 2/15/25	United States	990,000	905,474

				7,064,143

	Oil, Gas & Consumable Fuels 2.7%
c	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	437,000	334,305
e,f	EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN, Reg S, 7.966%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	52,632	52,763
c	Par Petroleum LLC / Petroleum Finance Corp., first lien, 144A, 7.75%, 12/15/25	United States	58,000	56,840
	Petrobras Global Finance BV, senior note,
	6.125%, 1/17/22	Brazil	132,000	135,725
	4.375%, 5/20/23	Brazil	207,000	198,472
	6.25%, 3/17/24	Brazil	168,000	170,478
	Petroleos Mexicanos,
	[f] senior bond, Reg S, 6.50%, 1/23/29	Mexico	99,000	91,342
	senior bond, 5.50%, 1/21/21	Mexico	95,000	94,810
	senior note, 4.875%, 1/24/22	Mexico	181,000	175,660
	senior note, 3.50%, 1/30/23	Mexico	136,000	122,862
	senior note, 4.625%, 9/21/23	Mexico	90,000	83,791
c	Sable Permian Resources Land LLC / AEPB Finance Corp., 144A,
	secured note, 8.00%, 6/15/20	United States	290,000	272,600
	senior secured note, first lien, 13.00%, 11/30/20	United States	800,000	836,000
	Southwestern Energy Co., senior note, 4.10%, 3/15/22	United States	155,000	149,963

				2,775,611

	Paper & Forest Products 2.1%
b	Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	2,122,000	2,143,220

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Pharmaceuticals 0.1%
	Teva Pharmaceutical Finance Netherlands III BV, senior bond, 4.10%, 10/01/46	Israel	150,000		$105,688

	Specialty Retail 0.8%
	Bed Bath & Beyond Inc., senior bond, 5.165%, 8/01/44	United States	541,000		363,823
c	Carvana Co., senior note, 144A, 8.875%, 10/01/23	United States	438,000		418,290
c	PetSmart Inc., senior note, 144A, 8.875%, 6/01/25	United States	64,000		43,680

					825,793

	Total Corporate Bonds and Notes (Cost $33,094,897)				33,998,116

	Corporate Bonds and Notes in Reorganization (Cost $13,923) 0.0%†
	Oil, Gas & Consumable Fuels 0.0%†
f,g	Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22	Venezuela	98,020		13,968

	Foreign Government and Agency Securities 4.7%
	Government of Argentina,
	3.75%, 2/08/19	Argentina	1,833,000	ARS	64,871
	2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	313,282	EUR	196,130
	[e] senior note, FRN, 64.951%, (ARLLMONP), 6/21/20	Argentina	1,733,578	ARS	49,860
	[f] senior note, Reg S, 3.875%, 1/15/22	Argentina	200,000	EUR	200,792
	senior note, 5.625%, 1/26/22	Argentina	416,000		369,512
	senior note, 4.625%, 1/11/23	Argentina	122,000		102,190
f	Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		202,380
	Government of Brazil, senior bond, 4.875%, 1/22/21	Brazil	200,000		204,300
f	Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	200,000		207,350
f	Government of Hellenic Republic, senior bond, Reg S, 3.90%, 1/30/33	Greece	78,115	EUR	80,363
f	Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	200,000		199,575
f	Government of Russia, Reg S,
	senior bond, 5.25%, 6/23/47	Russia	600,000		549,192
	senior note, 5.00%, 4/29/20	Russia	100,000		101,593
	senior note, 4.50%, 4/04/22	Russia	200,000		201,360
f	Government of Saudi Arabia, Reg S, 2.375%, 10/26/21	Saudi Arabia	200,000		192,550
	Government of South Africa,
	5.50%, 3/09/20	South Africa	215,000		217,696
	8.75%, 2/28/48	South Africa	6,826,493	ZAR	441,102
	R186, 10.50%, 12/21/26	South Africa	9,990,604	ZAR	783,173
	Government of Turkey, senior bond, 7.00%, 6/05/20	Turkey	335,000		337,972
f	National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	10,000,000	INR	135,675

	Total Foreign Government and Agency Securities (Cost $5,232,712)				4,837,636

	U.S. Government and Agency Securities 0.7%
	U.S. Treasury Bond,
	3.00%, 2/15/48	United States	291,000		274,188
	3.125%, 5/15/48	United States	3,000		2,897
	U.S. Treasury Note, 2.50%, 3/31/23	United States	445,000		438,846

	Total U.S. Government and Agency Securities (Cost $736,732)				715,931

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 33.4%
	Diversified Financial Services 14.8%
h	Adjustable Rate Mortgage Trust, 2005-4, 3A1, FRN, 4.282%, 8/25/35	United States	127,138	$125,547
	Alternative Loan Trust, 2005-J10, 2A4, 6.00%, 10/25/35	United States	483,255	380,248
c,i	Anchorage Capital CLO 6 Ltd., 2017-6A, DR, 144A, FRN, 5.986%, (3-Month USD LIBOR + 3.55%), 7/15/30	United States	450,000	452,245
i	Asset Backed Securities Corp. Home Equity Loan Trust, 2001-HE1, M2, FRN, 4.032%, (1-Month USD LIBOR + 1.73%), 4/15/31	United States	421,674	419,416
c,i	Barings CLO Ltd., 2017-IA, DR, 144A, FRN, 5.019%, (3-Month USD LIBOR + 2.55%), 1/20/28	United States	600,000	591,024
	Bear Stearns ALT-A Trust, FRN,
	[h] 2004-12, 2A4, 4.071%, 1/25/35	United States	410,155	392,275
	[i] 2004-6, B1, 5.165%, (1-Month USD LIBOR + 2.85%), 7/25/34	United States	346,495	358,947
	Chaseflex Trust, 2005-2, 1A1, 6.00%, 6/25/35	United States	575,753	549,302
	Citimortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	73,292	72,628
c,i	CSMC Trust, 2017-CHOP, E, 144A, FRN, 5.607%, (1-Month USD LIBOR + 3.30%), 7/15/32	United States	121,000	120,819
h	First Horizon Alternative Mortgage Securities Trust, 2004-AA2, 2A1, FRN, 4.112%, 8/25/34	United States	468,873	465,012
i	FNMA, 2011-11, SA, FRN, IO, 6.45%, (1-Month USD LIBOR + 4.135%), 11/25/41	United States	2,704,876	444,681
c,i	Goldenttree Loan Management US CLO 1 Ltd., 2017-1A, D, 144A, FRN, 5.819%, (3-Month USD LIBOR + 3.35%), 4/20/29	United States	1,000,000	1,005,405
c,i	Grippen Park CLO Ltd., 2017-1A, D, 144A, FRN, 5.769%, (3-Month USD LIBOR + 3.30%), 1/20/30	United States	500,000	498,635
i	GSAMP Trust, 2004-HE2, M2, FRN, 3.965%, (1-Month USD LIBOR + 1.65%), 9/25/34	United States	151,063	147,374
c	GSMSC Pass-Through Trust, 144A, FRN,
	[i] 2009-4R, 2A3, 2.765%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	860,244	480,493
	[h] 2009-5R, 3A2, 5.50%, 10/26/35	United States	307,155	263,571
c,i	Home Partners of America Trust, 144A, FRN,
	2017-1, F, 5.842%, (1-Month USD LIBOR + 3.54%), 7/17/34	United States	500,000	504,271
	2018-1, E, 4.153%, (1-Month USD LIBOR + 1.85%), 7/17/37	United States	1,200,000	1,192,782
c,i	Hospitality Mortgage Trust, 2017-HIT, F, 144A, FRN, 6.817%, (1-Month USD LIBOR + 4.50%), 5/08/30	United States	400,000	400,843
c,i	KREF Ltd., 2018-FL1, D, 144A, FRN, 4.852%, (1-Month USD LIBOR + 2.55%), 6/15/36	United States	500,000	501,723
c,i	Magnetite Ltd., 2017-19A, D, 144A, FRN, 5.736%, (3-Month USD LIBOR + 3.30%), 7/17/30	United States	1,500,000	1,505,148
h	Master Adjustable Rate Mortgages Trust, 2004-10, B1, FRN, 4.308%, 10/25/34	United States	631,466	370,159
i	Morgan Stanley ABS Capital I Inc. Trust, 2004-NC6, M3, FRN, 4.49%, (1-Month USD LIBOR + 2.18%), 7/25/34	United States	327,049	326,669
	Residential Asset Securitization Trust, 2006-A1, 1A1, 6.00%, 4/25/36	United States	447,357	338,162
c,h	Seasoned Credit Risk Transfer Trust, 2016-1, M2, 144A, FRN, 3.75%, 9/25/55	United States	500,000	428,515
c	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	916,667	911,390
h	STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 3.824%, 4/25/37	United States	135,127	111,702
i	Terwin Mortgage Trust, 2003-6HE, M2, FRN, 4.94%, (1-Month USD LIBOR + 2.63%), 11/25/33	United States	160,429	140,482
c,i	TPG Real Estate Finance Issuer Ltd., 2018-FL2, D, 144A, FRN, 4.943%, (1-Month USD LIBOR + 2.70%), 11/15/37	United States	300,000	301,488
c	Wendys Funding LLC, 2018-1A, A2I, 144A, 3.573%, 3/15/48	United States	496,250	481,387
c,i	Westchester CLO Ltd., 2007-1A, E, 144A, FRN, 6.841%, (3-Month USD LIBOR + 4.30%), 8/01/22	United States	949,582	951,135

				15,233,478

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) 18.6%
h	American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 4.454%, 11/25/35	United States	214,225	$189,350
h	Banc of America Mortgage Trust, FRN,
	2005-K, 2A1, 4.235%, 12/25/35	United States	313,103	306,975
	2005-L, 1A1, 4.023%, 1/25/36	United States	240,267	217,516
	2005-L, 3A1, 3.595%, 1/25/36	United States	351,880	330,579
c,h	BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.677%, 3/26/37	United States	440,536	386,827
h	Bear Stearns ARM Trust, FRN,
	2002-11, 1A2, 3.633%, 2/25/33	United States	4,937	4,581
	2006-2, 4A1, 3.87%, 7/25/36	United States	73,756	67,057
c,i	BX Trust, 144A, FRN,
	2017-APPL, E, 5.457%, (1-Month USD LIBOR + 3.15%), 7/15/34	United States	1,610,526	1,616,035
	2018-IND, G, 4.357%, (1-Month USD LIBOR + 2.05%), 11/15/35	United States	1,000,000	998,352
	Citigroup Mortgage Loan Trust, FRN,
	[i] 2004-OPT1, M4, 3.32%, (1-Month USD LIBOR + 1.01%), 10/25/34	United States	588,602	544,519
	[h] 2007-AR5, 2A1A, 3.907%, 4/25/37	United States	165,729	158,274
	[c,i] 2008-RR1, A1A1, 144A, 2.385%, (1-Month USD LIBOR + 0.07%), 1/25/37	United States	801,935	750,558
	Countrywide Alternative Loan Trust,
	2005-73CB, 1A2, 6.25%, 1/25/36	United States	223,692	227,933
	[i] 2005-IM1, A1, FRN, 2.915%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	190,821	184,377
	2006-4CB, 2A3, 5.50%, 4/25/36	United States	99,520	97,775
	CS First Boston Mortgage Securities Corp.,
	2002-9, 1A2, 7.50%, 3/25/32	United States	519,536	580,411
	[h] 2004-AR3, CB2, FRN, 4.076%, 4/25/34	United States	135,406	125,041
	[c,i] 2004-CF2, 2M2, 144A, FRN, 3.715%, (1-Month USD LIBOR + 1.40%), 5/25/44	United States	313,512	301,490
	CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	855,874	522,344
c,h	FHLMC Seasoned Credit Risk Transfer Trust, 2017-2, M1, 144A, FRN, 4.00%, 8/25/56	United States	500,000	475,000
c,h	FHLMC Structured Agency Credit Risk Debt Notes, 144A, FRN,
	2018-SPI1, M2, 3.745%, 2/25/48	United States	693,000	628,789
	2018-SPI2, M2, 3.819%, 5/25/48	United States	350,000	318,065
	2018-SPI3, M2, 4.167%, 8/25/48	United States	400,000	372,632
	GSR Mortgage Loan Trust,
	2004-6F, 2A4, 5.50%, 5/25/34	United States	233,349	238,327
	[h] 2004-9, B1, FRN, 4.182%, 8/25/34	United States	170,281	164,143
	2007-1F, 1A1, 5.00%, 12/25/35	United States	240,670	260,518
	Home Equity Mortgage Trust, 2004-6, M2, 5.821%, 4/25/35	United States	140,275	141,100
c,i	Hyatt Hotel Portfolio Trust, 2017-HYT2, F, 144A, FRN, 5.357%, (1-Month USD LIBOR + 3.05%), 8/09/32	United States	625,000	625,597
	Impac CMB Trust,
	2004-4, 2A2, 4.674%, 9/25/34	United States	183,978	189,674
	[i] 2004-8, 3B, FRN, 4.94%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	173,916	168,438
	[i] 2005-2, 2B, FRN, 4.79%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	140,894	135,093
	[i] 2005-4, 2B1, FRN, 4.79%, (1-Month USD LIBOR + 2.48%), 5/25/35	United States	183,719	176,950
i	IndyMac Home Equity Loan Asset-Backed Trust, 2001-A, AV, FRN, 2.835%, (1-Month USD LIBOR + 0.52%), 3/25/31	United States	725,376	704,233
i	IndyMac INDX Mortgage Loan Trust, FRN,
	2004-AR14, 2A1A, 3.035%, (1-Month USD LIBOR + 0.72%), 1/25/35	United States	828,487	724,895
	2005-16IP, A1, 2.955%, (1-Month USD LIBOR + 0.64%), 7/25/45	United States	256,531	248,746
	2006-AR12, A1, 2.505%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	134,936	120,918
	2006-AR29, A2, 2.395%, (1-Month USD LIBOR + 0.08%), 11/25/36	United States	194,925	184,356

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
h	JP Morgan Mortgage Trust, FRN,
	2006-A5, 6A1, 3.644%, 8/25/36	United States	433,190	$353,762
	2006-A7, 2A3, 4.141%, 1/25/37	United States	178,823	171,820
	2007-A2, 2A1, 4.08%, 4/25/37	United States	272,898	259,063
	JPMorgan Chase Commercial Mortgage Securities Trust,
	2006-LDP9, AM, 5.372%, 5/15/47	United States	146,481	146,640
	[c,i] 2018-ASH8, F, 144A, FRN, 6.307%, (1-Month USD LIBOR + 4.00%), 2/15/35	United States	1,000,000	1,000,456
	JPMorgan Mortgage Acquisition Trust, 2007-CH2, AF2, 4.717%, 1/25/37	United States	198,197	146,844
	Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	110,329	107,575
h	MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 4.625%, 10/25/32	United States	67,757	68,783
c,i	Motel 6 Trust, 2017-MTL6, E, 144A, FRN, 5.557%, (1-Month USD LIBOR + 3.25%), 8/15/34	United States	432,185	434,273
h	Provident Funding Mortgage Loan Trust, FRN,
	2003-1, B1, 4.335%, 8/25/33	United States	79,890	75,932
	2004-1, B1, 4.019%, 4/25/34	United States	46,701	44,218
h	RALI Trust, FRN,
	2005-QA2, NB1, 3.948%, 2/25/35	United States	82,371	73,343
	2005-QA8, NB2, 4.022%, 7/25/35	United States	100,079	88,244
	2005-QA8, NB3, 5.011%, 7/25/35	United States	42,072	32,858
c	RCO Mortgage LLC, 2017-1, A2, 144A, 5.125%, 8/25/22	United States	250,000	251,148
i	Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN, 3.015%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	190,718
h	Structured ARM Loan Trust, FRN,
	2004-2, 1A1, 4.907%, 3/25/34	United States	143,989	143,303
	2004-4, B1, 4.359%, 4/25/34	United States	486,655	458,258
i	WaMu Mortgage Pass-Through Certificates Trust, 2007-OA3, 2A1A, FRN, 2.813%, (1 Year CMT + 0.76%), 4/25/47	United States	73,919	73,344
i	Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN, 2.395%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	361,752	267,195
h	Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, FRN,
	2003-AR2, M, 3.641%, 5/25/33	United States	145,221	126,811
	2003-AR3, B1, 4.141%, 6/25/33	United States	348,485	314,503
	Wells Fargo Mortgage Backed Securities Trust,
	[h]2004-G, B1, FRN, 4.425%, 6/25/34	United States	241,294	224,540
	[h]2005-AR2, 2A2, FRN, 4.016%, 3/25/35	United States	89,201	91,379
	2006-19, A4, 5.25%, 12/26/36	United States	248,550	249,011
	2007-3, 3B1, 5.50%, 4/25/22	United States	334,826	310,982

				19,192,471

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $33,889,140)			34,425,949

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of Contracts	Notional Amount#	Value
	Options Purchased 0.2%
	Calls – Exchange-Traded 0.2%
	Acadia Healthcare Co. Inc., December Strike Price $35.00, Expires 12/21/18	177	17,700	$30,090
	Acadia Healthcare Co. Inc., December Strike Price $40.00, Expires 12/21/18	130	13,000	8,450
	Beazer Homes USA Inc., May Strike Price $11.00, Expires 5/17/19	137	13,700	26,304
	Canadian Solar Inc., January Strike Price $17.00, Expires 1/18/19	27	2,700	2,970
	Dean Foods Co., December Strike Price $7.00, Expires 12/21/18	136	13,600	136
	Hertz Global Holdings Inc., December Strike Price $23.00, Expires 12/21/18	70	7,000	1,050
	iShares MSCI Emerging Markets ETF, December Strike Price $44.00, Expires 12/21/18	53	5,300	530
	Lennar Corp., May Strike Price $45.00, Expires 5/17/19	27	2,700	8,910
	SPDR EURO STOXX 50 ETF, January Strike Price $39.00, Expires 1/18/19	47	4,700	141

				78,581

	Calls – Over-the-Counter 0.0%†
	Buckeye Partners LP, Counterparty JPHQ, February Strike Price $40.00, Expires 2/15/19	8,500	8,500	425

	Puts – Exchange-Traded 0.0%†
	Carvana Co., May Strike Price $27.00, Expires 5/17/19	29	2,900	6,815
	Colony NorthStar Inc., March Strike Price $5.00, Expires 3/15/19	67	6,700	1,173
	GTT Communications Inc., February Strike Price $35.00, Expires 2/15/19	18	1,800	8,370
	Hi-Crush Partners LP, March Strike Price $5.00, Expires 3/15/19	103	10,300	8,240
	Kohl’s Corp., April Strike Price $60.00, Expires 4/18/19	18	1,800	7,020
	Macy’s Inc., February Strike Price $30.00, Expires 2/15/19	33	3,300	3,036
	S&P 500 Index, December Strike Price $2,500.00, Expires 12/14/18	51	5,100	9,690
	S&P 500 Index, December Strike Price $2,550.00, Expires 12/14/18	26	2,600	9,230
	Simon Property Group Inc., April Strike Price $165.00, Expires 4/18/19	16	1,600	5,240
	Southwestern Energy Co., March Strike Price $5.00, Expires 3/15/19	49	4,900	3,479
	SPDR S&P 500 ETF Trust, December Strike Price $270.00, Expires 12/07/18	40	4,000	5,080
	Tesla Inc., March Strike Price $50.00, Expires 3/15/19	14	1,400	490
	Teva Pharmaceutical Industries Ltd., ADR, January Strike Price $15.00, Expires 1/18/19	40	4,000	440

				68,303

	Total Options Purchased (Cost $219,060)			147,309

	Total Investments before Short Term Investments (Cost $76,855,402)			77,994,105

		Country	Shares

	Short Term Investments 18.6%
	Money Market Funds (Cost $15,520,815) 15.0%
j	Fidelity Investments Money Market Government Portfolio, Institutional, 2.10%	United States	15,520,815	15,520,815

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $3,713,585) 3.6%
k	Joint Repurchase Agreement, 2.278%, 12/03/18 (Maturity Value $3,714,290)	United States	3,713,585		$3,713,585
	BNP Paribas Securities Corp. (Maturity Value $2,398,466) Deutsche Bank Securities Inc. (Maturity Value $716,189) HSBC Securities (USA) Inc. (Maturity Value $599,635)

Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%,
7/15/40 - 2/20/45; U.S. Treasury Bond, 6.25%, 8/15/23; and U.S. Treasury
Note, 0.875% - 3.50%, 1/15/19 - 5/15/23 (valued at $3,789,098)

	Total Investments (Cost $96,089,802) 94.2%				97,228,505
	Options Written (0.0)%†				(42,360)
	Securities Sold Short (5.2)%				(5,353,093)
	Other Assets, less Liabilities 11.0%				11,354,591

	Net Assets 100.0%				$103,187,643

		Number of Contracts	Notional Amount#
l	Options Written (0.0)%†
	Calls – Exchange-Traded (0.0)%†
	Acadia Healthcare Co. Inc., December Strike Price $45.00, Expires 12/21/18	260	26,000		(6,500)
	Tesla Inc., February Strike Price $360.00, Expires 2/15/19	11	1,100		(35,860)

	Total Options Written (Premiums Received $38,618)				(42,360)

		Country	Shares

m	Securities Sold Short (5.2)%
	Common Stocks (0.2)%
	Equity Real Estate Investment Trusts (REITs) (0.1)%
	Seritage Growth Properties, A	United States	3,188		(120,953)

	Internet & Direct Marketing Retail (0.1)%
	Wayfair Inc., A	United States	1,315		(139,653)

	Total Common Stocks (Proceeds $271,683)				(260,606)

			Principal Amount*
	Corporate Bonds and Notes (4.3)%
	Auto Components (0.1)%
c	Drivetime Automotive Group Inc. / Bridgecrest Acceptance Corp., senior secured note, 144A, 8.00%, 6/01/21	United States	155,000		(157,325)

	Chemicals (0.5)%
c	CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A, 9.25%, 6/15/23	United States	314,000		(330,972)
f	K+S AG, Reg S,
	senior bond, 3.00%, 6/20/22	Germany	83,000	EUR	(96,864)
	senior note, 2.625%, 4/06/23	Germany	56,000	EUR	(64,580)

					(492,416)

	Diversified Financial Services (0.1)%
e,f	Garfunkelux Holdco 3 SA, senior secured note, FRN, Reg S, 4.50%, (3-Month EURIBOR + 4.50%), 9/01/23	Luxembourg	100,000	EUR	(97,051)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
m	Securities Sold Short (continued)
	Diversified Telecommunication Services (0.4)%
c	Frontier Communications Corp., secured note, 144A, 8.50%, 4/01/26	United States	300,000		$(273,396)
	Hughes Satellite Systems Corp., senior note, 6.625%, 8/01/26	United States	183,000		(170,876)

					(444,272)

	Energy Equipment & Services (0.0)%†
c	Precision Drilling Corp., senior note, 144A, 7.125%, 1/15/26	Canada	6,000		(5,595)

	Food Products (0.2)%
c	TreeHouse Foods Inc., senior note, 144A, 6.00%, 2/15/24	United States	185,000		(183,612)

	Health Care Providers & Services (0.7)%
c	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, senior note, 144A,
	5.75%, 8/01/22	United States	646,000		(589,475)
	5.625%, 10/15/23	United States	126,000		(108,832)

					(698,307)

	Internet Software & Services (0.6)%
c	GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	696,000		(642,060)

	Machinery (0.3)%
f	Galapagos Holding SA, senior secured note, first lien, Reg S, 7.00%, 6/15/22	Luxembourg	13,000	EUR	(3,906)
f	Loxam SAS, senior sub. note, Reg S, 6.00%, 4/15/25	France	151,000	EUR	(174,279)
f	Tereos Finance Groupe I SA, senior note, Reg S, 4.125%, 6/16/23	France	100,000	EUR	(102,250)

					(280,435)

	Media (0.2)%
c	MDC Partners Inc., senior note, 144A, 6.50%, 5/01/24	United States	245,000		(209,475)

	Multiline Retail (0.1)%
	Kohl’s Corp., senior bond, 4.25%, 7/17/25	United States	89,000		(87,115)

	Oil, Gas & Consumable Fuels (0.7)%
	Chesapeake Energy Corp., senior note, 8.00%, 6/15/27	United States	147,000		(140,385)
	Southwestern Energy Co., senior bond, 7.75%, 10/01/27	United States	538,000		(546,716)

					(687,101)

	Pharmaceuticals (0.1)%
	Teva Pharmaceutical Finance Co. LLC, senior bond, 6.15%, 2/01/36	Israel	122,000		(114,439)

	Semiconductors & Semiconductor Equipment (0.2)%
	Micron Technology Inc., senior bond, 5.50%, 2/01/25	United States	220,000		(221,925)

	Specialty Retail (0.1)%
c	Staples Inc., senior note, 144A, 8.50%, 9/15/25	United States	151,000		(134,390)

	Total Corporate Bonds and Notes (Proceeds $4,650,055)				(4,455,518)

	Foreign Government and Agency Securities (Proceeds $285,075) (0.3)%
	Italian Treasury Bond, senior bond, 2.80%, 12/01/28	Italy	248,000	EUR	(271,571)

	U.S. Government and Agency Securities (0.4)%
	U.S. Treasury Bond, 3.00%, 8/15/48	United States	245,000		(230,855)
	U.S. Treasury Note,
	2.875%, 5/15/28	United States	133,000		(131,577)
	2.875%, 8/15/28	United States	3,000		(2,966)

	Total U.S. Government and Agency Securities (Proceeds $366,717)				(365,398)

	Total Securities Sold Short (Proceeds $5,573,530)				$(5,353,093)

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At November 30, 2018, the aggregate value of these securities and/or cash pledged amounted to $6,083,350, representing 5.9% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the net value of these securities was $42,120,534, representing 40.8% of net assets.

dIncome may be received in additional securities and/or cash.

eThe coupon rate shown represents the rate at period end.

fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the net value of these securities was $1,689,973, representing 1.6% of net assets.

gSee Note 7 regarding defaulted securities.

hAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

iThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

jThe rate shown is the annualized seven-day yield at period end.

kSee Note 1(c) regarding joint repurchase agreement.

lSee Note 1(d) regarding written options.

mSee Note 1(e) regarding securities sold short.

At November 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini Index	Short	1	$137,915	12/21/18	$7,600

Interest Rate Contracts
Euro BUXL 30 Yr. Bond	Short	1	202,194	12/06/18	(2,503)
Euro-BTP	Short	1	141,015	12/06/18	(2,320)
U.S. Treasury Long Bond	Long	1	139,906	3/20/19	603

					(4,220)

Total Futures Contracts					$3,380

*As of period end.

At November 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	1,826,912	$489,743	12/04/18	$—	$(17,404)
Brazilian Real	JPHQ	Sell	1,826,912	472,681	12/04/18	342	—
Chinese Yuan	JPHQ	Sell	2,519,764	364,343	12/19/18	2,034	—
Colombian Peso	JPHQ	Buy	1,381,457,943	429,668	12/19/18	—	(3,001)
Euro	JPHQ	Buy	682,832	781,839	12/19/18	1,789	(8,994)
Euro	JPHQ	Sell	682,832	795,856	12/19/18	21,222	—
Indian Rupee	JPHQ	Buy	34,256,905	475,144	12/19/18	15,436	(156)
Indian Rupee	JPHQ	Sell	46,563,812	635,481	12/19/18	—	(31,130)
Mexican Peso	JPHQ	Buy	6,031,477	307,572	12/19/18	—	(12,110)
Mexican Peso	JPHQ	Sell	6,031,477	316,164	12/19/18	20,702	—
Russian Ruble	JPHQ	Buy	10,731,841	151,893	12/19/18	7,865	—
Russian Ruble	JPHQ	Sell	5,670,900	84,561	12/19/18	142	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South African Rand	JPHQ	Buy	298,659	$19,637	12/19/18	$1,863	$—
South African Rand	JPHQ	Sell	18,027,965	1,173,046	12/19/18	38	(124,785)
Turkish Lira	JPHQ	Buy	820,350	122,112	12/19/18	33,477	—
Turkish Lira	JPHQ	Sell	820,350	125,331	12/19/18	—	(30,258)
Brazilian Real	JPHQ	Buy	1,826,912	471,936	1/03/19	—	(358)
Canadian Dollar	JPHQ	Sell	500,000	387,032	1/31/19	10,115	—
Euro	JPHQ	Sell	500,000	594,790	1/31/19	25,348	—
Euro	JPHQ	Sell	423,675	482,844	3/20/19	—	(1,616)
Indian Rupee	JPHQ	Sell	10,211,266	144,820	3/20/19	95	—

Total Forward Exchange Contracts						$140,468	$(229,812)

Net unrealized appreciation (depreciation)							$(89,344)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At November 30, 2018, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
Government of Mexico	(1.00%)	Quarterly		6/20/23	341,000		$5,341	$647	$4,694
Government of Mexico	(1.00%)	Quarterly		12/20/23	196,000		4,004	3,337	667
Government of South Africa	(1.00%)	Quarterly		12/20/21	394,000		9,700	26,965	(17,265)
Government of South Africa	(1.00%)	Quarterly		6/20/22	376,000		12,028	19,788	(7,760)
Government of South Korea	(1.00%)	Quarterly		12/20/21	355,184		(7,944)	(10,020)	2,076
Government of South Korea	(1.00%)	Quarterly		12/20/22	50,290		(1,318)	(1,201)	(117)
Government of Turkey	(1.00%)	Quarterly		12/20/20	503,000		22,727	41,382	(18,655)
Government of Turkey	(1.00%)	Quarterly		6/20/21	159,000		9,147	10,950	(1,803)
Government of Turkey	(1.00%)	Quarterly		12/20/21	98,000		6,805	5,993	812
Government of Turkey	(1.00%)	Quarterly		6/20/22	6,000		492	316	176
Government of Turkey	(1.00%)	Quarterly		6/20/23	171,000		18,514	24,947	(6,433)

Traded Index
CDX.NA.HY.25	(5.00%)	Quarterly		12/20/20	1,401,600		(68,069)	14,016	(82,085)
CDX.NA.HY.31	(5.00%)	Quarterly		12/20/23	1,000,000		(44,259)	(74,612)	30,353
CDX.NA.HY.31	(5.00%)	Quarterly		12/20/23	500,000		(22,130)	(26,205)	4,075

Contracts to Sell Protection[c,d]

Single Name
Government of Russia	1.00%	Quarterly		6/20/21	457,000		(3,157)	(33,432)	30,275	BB+
Government of Russia	1.00%	Quarterly		12/20/21	189,000		(1,817)	(7,019)	5,202	BB+
Government of South Africa	1.00%	Quarterly		12/20/22	184,000		(7,205)	(3,412)	(3,793)	BB+
Government of Turkey	1.00%	Quarterly		12/20/22	136,000		(12,799)	(6,150)	(6,649)	B+

Total Centrally Cleared Swap Contracts							$(79,940)	$(13,710)	$(66,230)

OTC Swap Contracts

Contracts to Buy Protection[c]
Single Name			Counterparty
Altice Luxembourg S.A.	(5.00%)	Quarterly	BZWS	12/20/22	18,000	EUR	963	284	679
Altice Luxembourg S.A.	(5.00%)	Quarterly	BZWS	12/20/22	74,000	EUR	3,958	881	3,077
Altice Luxembourg S.A.	(5.00%)	Quarterly	GSCO	12/20/23	70,000	EUR	6,873	3,810	3,063

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Altice Luxembourg S.A.	(5.00%)	Quarterly	GSCO	12/20/23	291,000	EUR	$28,570	$27,087	$1,483
Altice Luxembourg S.A.	(5.00%)	Quarterly	JPHQ	12/20/22	94,000	EUR	5,027	1,843	3,184
Avis Budget Group Inc.	(5.00%)	Quarterly	GSCO	12/20/22	234,000		(19,826)	(18,041)	(1,785)
Avis Budget Group Inc.	(5.00%)	Quarterly	GSCO	12/20/22	82,000		(6,948)	(4,880)	(2,068)
Avis Budget Group Inc.	(5.00%)	Quarterly	GSCO	12/20/22	47,000		(3,982)	(3,538)	(444)
Avis Budget Group Inc.	(5.00%)	Quarterly	JPHQ	12/20/22	78,000		(6,609)	(6,164)	(445)
Avis Budget Group Inc.	(5.00%)	Quarterly	JPHQ	12/20/22	75,000		(6,354)	(3,524)	(2,830)
Avis Budget Group Inc.	(5.00%)	Quarterly	JPHQ	6/20/23	101,000		(6,861)	(7,116)	255
Beazer Homes USA Inc.	(5.00%)	Quarterly	BZWS	12/20/23	28,000		800	694	106
Beazer Homes USA Inc.	(5.00%)	Quarterly	BZWS	12/20/23	69,000		1,972	1,282	690
Beazer Homes USA Inc.	(5.00%)	Quarterly	BZWS	12/20/23	42,000		1,200	2,083	(883)
Beazer Homes USA Inc.	(5.00%)	Quarterly	GSCO	12/20/23	42,000		1,200	1,875	(675)
Caterpillar Financial Services Corp.	(1.00%)	Quarterly	JPHQ	6/20/21	618,000		(12,418)	1,337	(13,755)
CenturyLink Inc.	(1.00%)	Quarterly	JPHQ	12/20/23	98,000		12,211	8,096	4,115
CenturyLink Inc.	(1.00%)	Quarterly	JPHQ	12/20/23	111,000		13,831	9,037	4,794
Dean Foods Co.	(5.00%)	Quarterly	GSCO	12/20/22	47,000		204	(2,289)	2,493
Dean Foods Co.	(5.00%)	Quarterly	GSCO	12/20/22	32,000		139	(1,470)	1,609
Dean Foods Co.	(5.00%)	Quarterly	GSCO	6/20/23	110,000		3,690	(5,523)	9,213
Dean Foods Co.	(5.00%)	Quarterly	GSCO	6/20/23	41,000		1,375	(1,429)	2,804
Dean Foods Co.	(5.00%)	Quarterly	GSCO	6/20/23	36,000		1,207	(988)	2,195
Dean Foods Co.	(5.00%)	Quarterly	GSCO	6/20/23	33,000		1,107	(905)	2,012
Dean Foods Co.	(5.00%)	Quarterly	GSCO	6/20/23	12,000		402	(394)	796
Dean Foods Co.	(5.00%)	Quarterly	GSCO	12/20/23	14,000		825	741	84
Dean Foods Co.	(5.00%)	Quarterly	GSCO	12/20/23	28,000		1,650	1,384	266
Dean Foods Co.	(5.00%)	Quarterly	JPHQ	12/20/23	34,000		2,003	91	1,912
Dell Inc.	(1.00%)	Quarterly	JPHQ	12/20/23	65,000		5,273	4,282	991
Ford Motor Co.	(5.00%)	Quarterly	GSCO	12/20/22	363,000		(47,584)	(56,291)	8,707
Ford Motor Credit Co. LLC	(5.00%)	Quarterly	GSCO	12/20/22	187,000		(25,428)	(28,998)	3,570
Frontier Communications Corp.	(5.00%)	Quarterly	BZWS	12/20/22	22,000		6,433	5,798	635
Frontier Communications Corp.	(5.00%)	Quarterly	BZWS	12/20/22	57,000		16,668	15,506	1,162
Frontier Communications Corp.	(5.00%)	Quarterly	GSCO	12/20/22	17,000		4,971	4,480	491
Frontier Communications Corp.	(5.00%)	Quarterly	GSCO	12/20/22	29,000		8,480	7,889	591
Frontier Communications Corp.	(5.00%)	Quarterly	GSCO	12/20/22	56,000		16,376	14,996	1,380
Frontier Communications Corp.	(5.00%)	Quarterly	GSCO	12/20/22	115,000		33,629	30,410	3,219
Frontier Communications Corp.	(5.00%)	Quarterly	JPHQ	12/20/22	49,000		14,329	12,446	1,883
Frontier Communications Corp.	(5.00%)	Quarterly	JPHQ	12/20/22	75,000		21,932	18,016	3,916
Frontier Communications Corp.	(5.00%)	Quarterly	JPHQ	12/20/22	94,000		27,488	25,471	2,017
Frontier Communications Corp.	(5.00%)	Quarterly	JPHQ	12/20/23	65,000		23,857	22,767	1,090
Frontier Communications Corp.	(5.00%)	Quarterly	MSCS	12/20/22	15,000		4,386	3,471	915
Frontier Communications Corp.	(5.00%)	Quarterly	MSCS	12/20/22	26,000		7,603	6,966	637
General Electric Co.	(1.00%)	Quarterly	BOFA	12/20/23	113,000		5,741	5,176	565
General Electric Co.	(1.00%)	Quarterly	JPHQ	12/20/23	68,000		3,455	3,115	340
General Electric Co.	(1.00%)	Quarterly	MSCS	12/20/23	227,000		11,532	10,397	1,135
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/20	62,000		(2,233)	(243)	(1,990)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/22	102,000		3,600	10,687	(7,087)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/23	29,000		2,406	4,193	(1,787)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/23	63,000		5,227	9,498	(4,271)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/20	138,000		(4,500)	(497)	(4,003)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/20	87,000		(2,837)	(315)	(2,522)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/20	41,000		(1,337)	(148)	(1,189)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/22	69,000		2,435	4,246	(1,811)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/22	42,000		$1,482	$4,398	$(2,916)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/22	30,000		1,820	2,378	(558)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/22	45,000		2,730	4,130	(1,400)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/22	102,000		6,189	7,715	(1,526)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/22	105,000		6,371	7,879	(1,508)
The Hertz Corp.	(5.00%)	Quarterly	JPHQ	12/20/20	98,000		(1,236)	(2,443)	1,207
The Hertz Corp.	(5.00%)	Quarterly	MSCS	6/20/22	22,000		776	3,064	(2,288)
iStar Inc.	(5.00%)	Quarterly	GSCO	12/20/23	101,000		(10,243)	(8,582)	(1,661)
iStar Inc.	(5.00%)	Quarterly	GSCO	12/20/23	38,000		(3,854)	(3,604)	(250)
iStar Inc.	(5.00%)	Quarterly	JPHQ	12/20/23	32,000		(2,689)	(2,689)	—
Itochu Corp.	(1.00%)	Quarterly	GSCO	6/20/22	17,300,000	JPY	(4,176)	(3,672)	(504)
Itochu Corp.	(1.00%)	Quarterly	JPHQ	6/20/22	4,307,000	JPY	(1,040)	(943)	(97)
JFE Holdings Inc.	(1.00%)	Quarterly	GSCO	6/20/22	5,746,000	JPY	(1,305)	(1,258)	(47)
JFE Holdings Inc.	(1.00%)	Quarterly	JPHQ	6/20/22	3,802,000	JPY	(863)	(845)	(18)
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	6/20/23	62,000		21,512	11,796	9,716
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	6/20/23	99,000		34,350	15,933	18,417
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	GSCO	6/20/23	103,000		35,737	16,710	19,027
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	JPHQ	12/20/22	49,000		15,187	13,389	1,798
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	JPHQ	6/20/23	25,000		8,674	4,340	4,334
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	JPHQ	6/20/23	44,000		15,267	6,144	9,123
K. Hovnanian Enterprises Inc.	(5.00%)	Quarterly	MSCS	12/20/23	21,000		7,757	6,723	1,034
Kohl’s Corp	(1.00%)	Quarterly	GSCO	12/20/23	913,000		21,266	14,049	7,217
Kohl’s Corp	(1.00%)	Quarterly	MSCS	12/20/23	138,000		3,214	2,647	567
Lloyds Bank PLC	(1.00%)	Quarterly	BOFA	12/20/22	196,000	EUR	1,711	(1,953)	3,664
Lloyds Bank PLC	(1.00%)	Quarterly	GSCO	12/20/23	210,000	EUR	4,340	358	3,982
Lloyds Bank PLC	(1.00%)	Quarterly	JPHQ	12/20/22	196,000	EUR	1,711	(2,128)	3,839
Lloyds Bank PLC	(1.00%)	Quarterly	JPHQ	12/20/23	67,000	EUR	1,385	1,117	268
Marubeni Corp.	(1.00%)	Quarterly	GSCO	6/20/22	27,269,000	JPY	(5,729)	(4,789)	(940)
Marubeni Corp.	(1.00%)	Quarterly	JPHQ	6/20/22	6,291,000	JPY	(1,322)	(1,168)	(154)
MBIA Inc.	(5.00%)	Quarterly	JPHQ	6/20/21	269,000		(25,859)	(21,845)	(4,014)
Mitsui O.S.K. Lines Ltd.	(1.00%)	Quarterly	JPHQ	6/20/22	9,678,000	JPY	(508)	(528)	20
Mitsui O.S.K. Lines Ltd.	(1.00%)	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(190)	(198)	8
Sharp Corp.	(1.00%)	Quarterly	JPHQ	12/20/18	4,914,000	JPY	(102)	(24)	(78)
Staples Inc.	(5.00%)	Quarterly	BZWS	12/20/23	75,000		381	2,239	(1,858)
Transocean Inc.	(5.00%)	Quarterly	BZWS	6/20/22	2,000		(65)	55	(120)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/22	43,000		(1,396)	1,498	(2,894)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/23	98,000		135	(2,983)	3,118
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/23	109,000		150	(2,363)	2,513
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/23	34,000		47	(2,029)	2,076
Transocean Inc.	(5.00%)	Quarterly	GSCO	12/20/23	60,000		1,133	(5,790)	6,923
Transocean Inc.	(5.00%)	Quarterly	GSCO	12/20/23	60,000		1,133	(5,367)	6,500
Weatherford International Ltd.	(1.00%)	Quarterly	BZWS	12/20/19	45,000		6,272	7,776	(1,504)
Weatherford International Ltd.	(1.00%)	Quarterly	GSCO	12/20/19	76,000		10,592	9,884	708
Weatherford International Ltd.	(1.00%)	Quarterly	GSCO	6/20/21	1,000		279	133	146
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	2,000		558	280	278
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	30,000		8,367	3,217	5,150
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	25,000		6,972	3,357	3,615
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	37,000		10,319	4,874	5,445
Weatherford International Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	37,000		10,319	5,256	5,063
Weatherford International Ltd.	(1.00%)	Quarterly	MSCS	6/20/21	25,000		6,972	3,283	3,689
Weatherford International Ltd.	(1.00%)	Quarterly	MSCS	6/20/21	62,000		17,291	9,237	8,054

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Sell Protection[c,d]

Single Name
Avis Budget Group Inc.	5.00%	Quarterly	BZWS	12/20/22	27,000		$1,748	$2,142	$(394)	BB
Galapagos Holding SA	5.00%	Quarterly	GSCO	6/20/23	8,000	EUR	(5,718)	(1,727)	(3,991)	CCC+
The Hertz Corp.	5.00%	Quarterly	JPHQ	12/20/23	98,000		(12,012)	(9,055)	(2,957)	B+
Weatherford International Ltd.	1.00%	Quarterly	GSCO	12/20/20	58,000		(13,028)	(10,596)	(2,432)	CCC
Weatherford International Ltd.	1.00%	Quarterly	GSCO	12/20/20	35,000		(7,862)	(7,730)	(132)	CCC
Weatherford International Ltd.	1.00%	Quarterly	JPHQ	12/20/20	92,000		(20,666)	(19,437)	(1,229)	CCC
Weatherford International Ltd.	1.00%	Quarterly	JPHQ	12/20/20	70,000		(15,724)	(15,125)	(599)	CCC
Weatherford International Ltd.	1.00%	Quarterly	JPHQ	12/20/20	32,000		(7,188)	(6,503)	(685)	CCC

Total OTC Swap Contracts							$299,483	$168,209	$131,274

Total Credit Default Swap Contracts							$219,543	$154,499	$65,044

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At November 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month GBP-LIBOR Pay Fixed rate 1.75%	Semi-Annually	3/21/20	1,012,000		$8,638
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Semi-Annually	6/20/20	1,500,000		(4,195)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Semi-Annually	6/20/28	1,100,000		(1,882)
Receive Fixed rate 8.35% Pay Floating rate BRL-BRLCDI	Annually	1/04/21	3,614,272	BRL	8,796
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.67%	Annually	3/21/23	4,762,919	CZK	6,627
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.74%	Annually	3/21/23	1,690,199	CZK	2,094
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.86%	Annually	3/21/23	7,291,583	CZK	$7,263
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.88%	Annually	9/19/23	11,119,590	CZK	12,230
Receive Floating rate MIBOR Pay Fixed rate 6.67%	Annually	6/20/23	13,265,333	INR	1,399
Receive Fixed rate 7.87% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	4,661,493	MXN	(9,602)
Receive Fixed rate 7.89% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	3,106,038	MXN	(6,265)
Receive Fixed rate 7.91% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	3,834,360	MXN	(7,556)
Receive Fixed rate 7.95% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	3,262,659	MXN	(6,199)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Interest Rate Swap Contracts (continued)
Description	Payment Frequency		Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed rate 8.81% Pay Floating rate 1 Month MXN TIIE	Monthly		12/13/23	13,101,845	MXN	$(3,130)
Receive Floating rate 6 Month HUF-BURBOR Pay Fixed rate 3.43%	Annually		12/19/28	50,581,586	HUF	(11,366)
Receive Floating rate 6 Month HUF-BURBOR Pay Fixed rate 3.43%	Annually		12/19/28	66,839,953	HUF	(15,128)
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 1.41%	Semi-Annually		8/04/67	108,000	GBP	18,558
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 1.60%	Semi-Annually		12/19/68	232,915	GBP	17,499

Total Centrally Cleared Swap Contracts						17,781

OTC Swap Contracts		Counterparty
Receive Floating rate 3 Month KLIBOR Pay Fixed rate 4.14%	Quarterly	MSCS	5/18/23	511,748	MYR	(1,612)
Receive Floating rate 3 Month KLIBOR Pay Fixed rate 4.14%	Quarterly	BOFA	5/21/23	518,950	MYR	(1,628)
Receive Floating rate 3 Month KLIBOR Pay Fixed rate 4.02%	Quarterly	BOFA	6/08/23	1,221,199	MYR	(2,595)

Total OTC Swap Contracts						(5,835)

Total Interest Rate Swap Contracts						$11,946

*In U.S. dollars unless otherwise indicated.

At November 30, 2018, the Fund had the following total return swap contracts outstanding. See Note 1(d).

Total Return Swap Contracts
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
OTC Swap Contracts

Equity Contracts - Long[a]
Buckeye Partners LP	1-Month LIBOR + 0.85%	Monthly	BZWS	2/28/19	$588,848	$(183,847)
Buckeye Partners LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	6/10/19	30,923	(6,802)
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	11/29/19	355,278	(38,905)
Northstar Realty Europe Corp.	1-Month LIBOR + 0.65%	Monthly	GSCO	3/14/19	26,951	13,720
Suncoke Energy Partners LP	1-Month LIBOR + 2.50%	Monthly	MSCS	6/02/20	125,702	(25,067)

Total Total Return Swap Contracts						$(240,901)

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Note 8 regarding other derivative information.

See Abbreviations on page 49.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Statements

Statement of Assets and Liabilities

November 30, 2018 (unaudited)

Franklin K2 Long Short Credit Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$92,376,217
Cost - Unaffiliated repurchase agreements	3,713,585

Value - Unaffiliated issuers	$93,514,920
Value - Unaffiliated repurchase agreements	3,713,585
Cash	2,752,619
Foreign currency, at value (cost $579,618)	645,789
Receivables:
Investment securities sold	1,088,356
Capital shares sold	212,916
Dividends and interest	815,327
Affiliates	19,447
Deposits with brokers for:
Securities sold short	5,354,826
Exchange traded written options	105,186
OTC derivative contracts	560,000
Futures contracts	8,300
Centrally cleared swap contracts	889,165
Due from brokers	429,146
Variation margin on centrally cleared swap contracts	1,449
OTC swap contracts (upfront payments $517,367)	456,336
Unrealized appreciation on OTC forward exchange contracts	140,468
Unrealized appreciation on OTC swap contracts	229,293
Other assets	12

Total assets	110,937,140

Liabilities:
Payables:
Investment securities purchased	1,185,463
Capital shares redeemed	38,468
Management fees	106,966
Distribution fees	5,174
Variation margin on futures contracts	752
Due to brokers	75,206
OTC swap contracts (upfront receipts $326,292)	288,127
Options written, at value (premiums received $38,618)	42,360
Securities sold short, at value (proceeds $5,573,530)	5,353,093
Unrealized depreciation on OTC forward exchange contracts	229,812
Unrealized depreciation on OTC swap contracts	344,755
Accrued expenses and other liabilities	79,321

Total liabilities	7,749,497

Net assets, at value	$103,187,643

Net assets consist of:
Paid-in capital	$98,812,819
Total distributable earnings (loss)	4,374,824

Net assets, at value	$103,187,643

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

November 30, 2018 (unaudited)

Franklin K2 Long Short Credit Fund

Class A:
Net assets, at value	$37,973,900

Shares outstanding	3,586,553

Net asset value per share[a]	$10.59

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.21

Class C:
Net assets, at value	$2,762,653

Shares outstanding	266,114

Net asset value and maximum offering price per share[a]	$10.38

Class R:
Net assets, at value	$162,891

Shares outstanding	15,549

Net asset value and maximum offering price per share	$10.48

Class R6:
Net assets, at value	$173,931

Shares outstanding	16,407

Net asset value and maximum offering price per share	$10.60

Advisor Class:
Net assets, at value	$62,114,268

Shares outstanding	5,857,172

Net asset value and maximum offering price per share	$10.60

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2018 (unaudited)

Franklin K2 Long Short Credit Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$547,937
Interest:
Unaffiliated issuers:
Paydown gain (loss)	142,572
Paid in cash	2,474,576

Total investment income	3,165,085

Expenses:
Management fees (Note 3a)	934,558
Distribution fees: (Note 3c)
Class A	28,427
Class C	13,323
Class R	394
Transfer agent fees: (Note 3e)
Class A	13,172
Class C	821
Class R	51
Class R6	84
Advisor Class	16,203
Custodian fees (Note 4) .	41,951
Reports to shareholders	17,995
Registration and filing fees	45,152
Professional fees	95,896
Trustees’ fees and expenses	15,056
Dividends and interest on securities sold short	314,522
Security borrowing fees	106,907
Other	22,094

Total expenses	1,666,606
Expense reductions (Note 4)	(5,541)
Expenses waived/paid by affiliates (Note 3f)	(239,307)

Net expenses	1,421,758

Net investment income	1,743,327

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(709,279)
Written options	35,838
Foreign currency transactions	(23,237)
Forward exchange contracts	492,252
Futures contracts	(27,864)
Securities sold short	804,489
Swap contracts	(106,900)

Net realized gain (loss)	465,299

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,122,458)
Translation of other assets and liabilities denominated in foreign currencies	(60,296)
Forward exchange contracts	(300,232)
Written options	(10,454)
Futures contracts	15,525
Securities sold short	(145,773)
Swap contracts	201,957

Net change in unrealized appreciation (depreciation)	(1,421,731)

Net realized and unrealized gain (loss)	(956,432)

Net increase (decrease) in net assets resulting from operations	$786,895

*Foreign taxes withheld on dividends	$13

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$1,743,327	$2,327,629
Net realized gain (loss)	465,299	481,921
Net change in unrealized appreciation (depreciation)	(1,421,731)	206,551

Net increase (decrease) in net assets resulting from operations	786,895	3,016,101

Distributions to shareholders: (Note 1g)
Class A	—	(1,512,713)
Class C	—	(44,183)
Class R	—	(5,125)
Class R6	—	(420,793)
Advisor Class	—	(1,068,736)

Total distributions to shareholders	—	(3,051,550)

Capital share transactions: (Note 2)
Class A	(7,478,516)	4,137,021
Class C	249,963	996,451
Class R	(29)	34,638
Class R6	160,688	(13,046,394)
Advisor Class	16,189,584	20,379,574

Total capital share transactions	9,121,690	12,501,290

Net increase (decrease) in net assets	9,908,585	12,465,841
Net assets:
Beginning of period	93,279,058	80,813,217

End of period (Note 1g)	$103,187,643	$93,279,058

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Financial Statements (unaudited)

Franklin K2 Long Short Credit Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Long Short Credit Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Joint Repurchase Agreement (continued)

by the Fund at period end, as indicated in the Statement of Investments, had been entered into on November 30, 2018.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 8 regarding other derivative information.

e. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2018, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income separately on the Statement of Operations. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items as shown below on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

For the year ended May 31, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Class A	$(798,159)
Class C	(16,539)
Class R	(2,505)
Class R6	(229,423)
Advisor Class	(581,543)
Distributions from net realized gains:
Class A	(714,554)
Class C	(27,644)
Class R	(2,620)
Class R6	(191,370)
Advisor Class	(487,193)

For the year ended May 31, 2018, undistributed net investment income included in net assets was $496,750.

2. Shares of Beneficial Interest

At November 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	345,531	$3,656,971	1,068,222	$11,330,973
Shares issued in reinvestment of distributions	—	—	48,302	502,336
Shares redeemed	(1,052,467)	(11,135,487)	(730,238)	(7,696,288)

Net increase (decrease)	(706,936)	$(7,478,516)	386,286	$4,137,021

Class C Shares:
Shares sold	95,085	$988,343	156,509	$1,621,784
Shares issued in reinvestment of distributions	—	—	4,283	44,033
Shares redeemed[a]	(70,986)	(738,380)	(64,430)	(669,366)

Net increase (decrease)	24,099	$249,963	96,362	$996,451

Class R Shares:
Shares sold	570	$5,960	2,884	$30,055
Shares issued in reinvestment of distributions	—	—	457	4,720
Shares redeemed	(570)	(5,989)	(13)	(137)

Net increase (decrease)	—	$(29)	3,328	$34,638

Class R6 Shares:
Shares sold	15,212	$160,688	90,935	$964,819
Shares issued in reinvestment of distributions	—	—	40,378	420,337
Shares redeemed	—	—	(1,373,217)	(14,431,550)

Net increase (decrease)	15,212	$160,688	(1,241,904)	$(13,046,394)

Advisor Class Shares:
Shares sold	1,956,180	$20,733,204	2,309,752	$24,300,041
Shares issued in reinvestment of distributions	—	—	20,313	211,456
Shares redeemed	(428,550)	(4,543,620)	(392,942)	(4,131,923)

Net increase (decrease)	1,527,630	$16,189,584	1,937,123	$20,379,574

aMay include a portion of Class C shares that were automatically converted to Class A.

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to K2 Advisors of 1.90% per year of the average daily net assets of the Fund.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by K2 Advisors based on the Fund’s average daily net assets, and are not an additional expense of the Fund.

Subadvisors
Apollo Credit Management LLC
Chatham Asset Management, LLC
Ellington Global Asset Management, L.L.C.
Emso Asset Management Limited
Medalist Partners, L.P.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund. The fee is paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,914
CDSC retained	$1,530

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2018, the Fund paid transfer agent fees of $30,331, of which $16,830 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.93% based on the average net assets of each class until September 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to October 1, 2018, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 1.94% based on the average net assets of the class.

g. Other Affiliated Transactions

At November 30, 2018, Franklin Resources, Inc. owned 46.5% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At November 30, 2018, the cost of investments and net unrealized appreciation (depreciation) were as follows:

Cost of investments	$91,225,089

Unrealized appreciation	$3,079,806
Unrealized depreciation	(2,420,004)

Net unrealized appreciation(depreciation)	$659,802

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

5. Income Taxes (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, foreign currency transactions, paydown losses and wash sales.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2018, aggregated $61,498,984 and $59,678,340, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2018, the Fund had 18.2% of its portfolio invested in high yield and other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2018, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $13,968, representing less than 0.1% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. Other Derivative Information

At November 30, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$603	[a]	Variation margin on futures contracts	$4,823	[a]
	Variation margin on centrally cleared swap contracts	83,104	[a]	Variation margin on centrally cleared swap contracts	65,323	[a]
				Unrealized depreciation on OTC swap contracts	5,835
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	140,468		Unrealized depreciation on OTC forward exchange contracts	229,812
Credit contracts	Variation margin centrally cleared swap contracts	78,330	[a]	Variation margin centrally cleared swap contracts	144,560	[a]
	OTC swap contracts (upfront payments)	456,336		OTC swap contracts (upfront receipts)	288,127
	Unrealized appreciation on OTC swap contracts	215,573		Unrealized depreciation on OTC swap contracts	84,299

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Investments in securities, at value	$147,309	[b]	Options written, at value	$42,360

	Unrealized appreciation on OTC swap contracts	13,720		Unrealized depreciation on OTC swap contracts	254,621

	Variation margin on futures contracts	7,600	[a]

Totals		$1,143,043			$1,119,760

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the period ended November 30, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(3,676)	Futures contracts	$2,549

	Swap contracts	41,399	Swap contracts	24,928

Foreign exchange contracts	Forward exchange contracts	492,252	Forward exchange contracts	(300,232)

Credit contracts	Swap contracts	(210,358)	Swap contracts	364,373

Equity contracts	Investments	(163,948)[a]	Investments	31,310 [a]

	Written options	35,838	Written options	(10,454)

	Futures contracts	(24,188)	Futures contracts	12,976

	Swap contracts	62,059	Swap contracts	(187,344)

Totals		$229,378		$(61,894)

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended November 30, 2018, the average month end notional amount of futures contracts, options and swap contracts represented $652,334, 148,217 shares and $27,607,667, respectively. The average month end contract value of forward exchange contracts was $10,005,846.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

8. Other Derivative Information (continued)

At November 30, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$140,468	$229,812
Options Purchased	425	—
Swap Contracts	685,629	632,882

Total	$826,522	$862,694

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At November 30, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities, and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received[a]	Net Amount (Not less than zero)
Counterparty
BOFA	$9,405	$(6,176)	$—	$—	$3,229
BZWS	69,467	(69,467)	—	—	—
GSCO	331,818	(221,452)	—	—	110,366
JPHQ	49,638	(16,439)	—	(33,199)	—
JPHQ[c]	304,375	—	—	—	304,375
MSCS	61,819	(28,967)	—	—	32,852

Total	$826,522	$(342,501)	$—	$(33,199)	$450,822

At November 30, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets, and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[b]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Counterparty
BOFA	$6,176	$(6,176)	$—	$—	$—
BZWS	203,984	(69,467)	—	(134,517)	—
GSCO	221,452	(221,452)	—	—	—
JPHQ	16,439	(16,439)	—	—	—
JPHQ[c]	385,676	—	—	—	385,676
MSCS	28,967	(28,967)	—	—	—

Total	$862,694	$(342,501)	$—	$(134,517)	$385,676

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

bSee the accompanying Statement of Investments for securities pledged as collateral for derivatives.

cRepresents derivatives not subject to an ISDA master agreement.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

See Note 1(d) regarding derivative financial instruments.

See Abbreviations on page 49.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2018, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$1,330,134	$—	$—	$1,330,134
Convertible Bonds	—	2,525,062	—	2,525,062
Corporate Bonds and Notes	—	33,998,116	—	33,998,116
Corporate Bonds and Notes in Reorganization	—	13,968	—	13,968
Foreign Government and Agency Securities	—	4,837,636	—	4,837,636
U.S. Government and Agency Securities	—	715,931	—	715,931
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	34,425,949	—	34,425,949
Options Purchased	146,894	425	—	147,309
Short Term Investments	15,520,815	3,713,585	—	19,234,400

Total Investments in Securities	$16,997,833	$80,230,672	$—	$97,228,505

Other Financial Instruments:
Futures Contracts	$8,203	$—	$—	$8,203
Forward Exchange Contracts	—	140,468	—	140,468
Swap Contracts	—	390,727	—	390,727

Total Other Financial Instruments	$8,203	$531,195	$—	$539,398

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

10. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments:
Options Written	$42,360	$—	$—	$42,360
Securities Sold Short[a]	260,606	5,092,487	—	5,353,093
Futures Contracts	4,823	—	—	4,823
Forward Exchange Contracts	—	229,812	—	229,812
Swap Contracts	—	554,638	—	554,638

Total Other Financial Instruments	$307,789	$5,876,937	$—	$6,184,726

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At November 30, 2018, the reconciliation of assets, is as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfer Into (Out of) Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$749,970	$—	$(380,651)	$(313,233)	$—	$193,915	$(250,001)	$—	$—
Preferred Stocks	298,900	—	(298,850)	—	—	(50)	—	—	—
Asset-Backed Securities and Commercial Mortgage-Backed Securities	421,168	—	—	(389,536)	—	(5,796)	(25,836)	—	—

Total Investments in Securities	$1,470,038	$—	$(679,501)	$(702,769)	$—	$188,069	$(275,837)	$—	$—

aThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs. May include amounts related to a corporate action.

Level 3 investments in securities include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. They may also include fair value of immaterial financial instruments and/or other assets developed using various valuation techniques and unobservable inputs.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio		Index
BOFA	Bank of America, N.A.	ARS	Argentine Peso	ADR	American Depositary Receipt	CDX.NA.HY	CDX North America High Yield
BZWS	Barclays Bank PLC	BRL	Brazilian Real	ARLLMONP	Argentina Blended Policy Rate
GSCO	Goldman Sachs International	CZK	Czech Koruna	ARM	Adjustable Rate Mortgage
JPHQ	JP Morgan Chase Bank, N.A.	EUR	Euro	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
MSCS	Morgan Stanley Capital Services LLC	GBP	British Pound	BURBOR	Budapest Interbank Offered Rate
		HUF	Hungarian Forint	CLO	Collateralized Loan Obligation
		INR	Indian Rupee	CMT	1 year Constant Maturity Treasury Index
		JPY	Japanese Yen	ETF	Exchange Traded Fund
		MXN	Mexican Peso	EURIBOR	Euro Interbank Offered Rate
		MYR	Malaysian Ringgit	FHLMC	Federal Home Loan Mortgage Corp.
		USD	United States Dollar	FNMA	Federal National Mortgage Association
		ZAR	South African Rand	FRN	Floating Rate Note
				IO	Interest-Only
				KLIBOR	Kuala Lumpur InterBank Offered Rate
				LIBOR	London InterBank Offered Rate
				MIBOR	Mumbai InterBank Offered Rate
				PIK	Payment In-Kind
				PRIBOR	Prague InterBank Offered Rate
				REIT	Real Estate Investment Trust
				SPDR	Standard & Poor Depositary Receipt
				TIIE	Interbank Equilibrium Interest Rate

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 LONG SHORT CREDIT FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

50	Semiannual Report	franklintempleton.com

Semiannual Report and Shareholder Letter

Franklin K2 Long Short Credit Fund

Investment Manager

K2/D&S Management Co., L.L.C.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018-2019 Franklin Templeton Investments. All rights reserved.	948 S 01/19

Semiannual Report and Shareholder Letter November 30, 2018

Franklin K2 Global Macro Opportunities Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

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Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Fellow Shareholder:

During the six months ended November 30, 2018, global markets benefited from crude oil price gains through the end of September, upbeat economic data in certain regions, generally healthy corporate earnings, and optimism near period-end that the U.S. Federal Reserve would raise interest rates at a slower pace than during the past two years. However, global markets also reflected investor concerns about stricter regulation of technology companies, U.S. and European Union political uncertainties, changing interest-rate policies of major central banks, and how the U.S.-China trade dispute could affect global growth and corporate earnings. In this environment, global developed stock markets, as measured by the MSCI World Index, had a -1.45% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -9.68% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index, had a -2.51% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the years ahead.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer – Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Franklin K2 Global Macro Opportunities Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Consolidated Financial Highlights and Consolidated Statement of Investments	10
Consolidated Financial Statements	22
Notes to Consolidated Financial Statements	26
Shareholder Information	37

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

Semiannual Report

Franklin K2 Global Macro Opportunities Fund

This semiannual report for Franklin K2 Global Macro Opportunities Fund covers the period ended November 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation over a full business and economic cycle, which may include periods of rising and declining interest rates. The Fund seeks to achieve this goal by allocating its assets across global macro-focused investment strategies, which are non-traditional or alternative strategies that generally focus on macroeconomic opportunities across numerous markets and investments. Macroeconomic refers to economic factors such as changes in unemployment, national income, gross domestic product, and inflation and price levels. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple subadvisors, and the Fund’s investment manager has overall responsibility for the Fund’s investments. The Fund’s principal investments include both U.S. and foreign (including emerging markets) securities and exchange-traded and over-the-counter (OTC) derivative instruments, and may include asset classes such as equities, fixed income, interest rates, currencies or commodities. The Fund invests primarily in a wide range of derivative instruments that provide the Fund with broad exposure, either long or short, to these various asset classes. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price.

Performance Overview

The Fund’s Class A shares posted a +1.00% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Macro/CTA Index, which measures performance of global macro strategies with exposure to equity, fixed income, hard currency and commodity markets, had a -2.09% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index, which is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +1.04% total return for the same period.2 You can find

Portfolio Composition*

Based on Total Investments as of 11/30/18

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the six months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided by higher crude oil prices in the first four months of the period, encouraging corporate earnings reports, and indications from the U.S. Federal Reserve (Fed) near period-end that led to expectations of a slower pace of interest-rate increases. However, various factors weighed on global markets during the period, including concerns about tighter regulation of technology companies, political uncertainties in the U.S. and the European Union, major central banks’ interest-rate path and unwinding of monetary stimulus measures, and the impact of the U.S.-China trade dispute on global growth and corporate earnings. In this environment, global stocks, as measured by the MSCI All Country World Index, had a -2.44% total return for the six months ended November 30, 2018.2

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Macro/CTA Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 15.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

The U.S. economy grew during the six-month period. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 3.8% in May 2018 to a nearly 49-year low of 3.7% at period-end.3 Annual inflation, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 2.2% at period-end.3 The Fed raised its target range for the federal funds rate in June and September 2018 and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. Near period-end, Fed Chair Jerome Powell, in his speech at the Economic Club of New York, mentioned the Fed’s current policy rate was “just below” estimates of what it believed would be neutral for economic growth, suggesting it might slow its pace of rate increases.

In Europe, the U.K.’s quarterly economic growth accelerated in 2018’s second and third quarters, amid growth in the services sector. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly growth moderated in the third quarter. The bloc’s annual inflation rate ended the period higher than in May 2018. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In October 2018, the ECB further reduced its monthly bond purchases and reiterated its plan to conclude the program at the end of 2018, while keeping interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) grew in 2018’s second quarter but contracted in the third quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth accelerated in 2018’s third quarter. Russia’s annual GDP growth rate accelerated in 2018’s second quarter but moderated in the third quarter. The Bank of Russia raised its key interest rate once during the period. China’s annual GDP growth moderated in 2018’s second and third quarters. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -9.68% total return during the period.2

Investment Strategy

We manage the Fund using a multi-manager approach. We have overall responsibility for the Fund’s investments and principally allocate assets among multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with discretionary and systematic focused global macro strategies. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, and availability of various subadvisors and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlation to various markets and to each other, risk profiles and their return expectations.

Discretionary global macro strategies seek to profit by tactically investing across different asset classes, markets (including emerging markets) and investment opportunities through a combination of fundamental market analysis and quantitative modeling. Systematic global macro strategies seek to profit by utilizing quantitative models to identify investment opportunities across different asset classes and markets in order to construct a portfolio of investments. Quantitative trading models are proprietary systems that rely on mathematical computations to identify trading opportunities. Subadvisors may use strategies which include a combination of discretionary and systematic focused strategies.

The Fund may invest in equities and various debt instruments, such as securities of the U.S. government, its agencies and instrumentalities and sovereign, quasi-sovereign and corporate bonds. Such debt instruments may have variable or fixed interest rates, may be of any maturity, duration or credit rating and may include high yield (junk) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy). The Fund may use derivatives for both hedging and non-hedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. The subadvisors will use a variety of derivatives to implement their respective investment strategies, which may include futures contracts, swaps, currency forward contracts and options. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives

3. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

4	Semiannual Report	franklintempleton.com

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What are swap agreements?

Swap agreements, such as interest-rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

The Fund’s subadvisors for the period were P/E GLOBAL, Aspect Capital, Graham Capital Management and Emso Asset Management. The Fund added a subadvisor to the approved list in July—RV Capital Management Private—but the Fund had not allocated assets to it as of November 30, 2018. These subadvisors are also listed in the Subadvisors table on this page. Graham switched its strategy from Graham Tactical Trend Capped Beta to Graham Quant Macro in August. We believe the new strategy is more robust across a wider range of market environments.

Subadvisors
11/30/18

Discretionary Macro
Emso Asset Management Limited
RV Capital Management Private Ltd

Systematic Macro
Aspect Capital Limited
Graham Capital Management, L.P.
P/E GLOBAL LLC

Positive performance for two underlying subadvisors, P/E GLOBAL and Graham, helped the Fund deliver gains for the review period. Emso also finished the period with modestly positive results, while Aspect’s performance was negative.

In terms of aggregate asset class attribution, currency, commodity and interest-rate positions drove positive performance for the Fund, while equity and credit positions detracted.

In terms of geographic exposures, contributions came from the U.S. (long positioning in natural gas and short positioning in West Texas Intermediate crude oil), Europe (short exposure to the euro versus the U.S. dollar), Australia (net short positioning in the Australian dollar versus the U.S. dollar), and Canada (net short positioning in the Canadian dollar versus the U.S. dollar). In contrast, various exposures to base metals, the U.K. (long positions in equities), Mexico (net short positioning in the Mexican peso versus the U.S. dollar) and Argentina (net long positioning in bonds) detracted.

Systematic subadvisors P/E GLOBAL and Graham generated gains for the Fund, primarily as the result of their long U.S. dollar positions against the euro and the Australian dollar. Graham also added gains from long natural gas and short crude oil exposures, which benefited from large price movements in both commodities in October and November. Discretionary manager Emso’s returns were supported by short positions in interest-rate derivatives, primarily in the Czech Republic.

In contrast, for systematic subadvisor Aspect, performance was hindered by long equity index exposure within Asia and Europe, and by long energy commodity positions during the October sell-off. Furthermore, Graham’s positioning in base metals detracted from Fund performance.

franklintempleton.com	Semiannual Report	5

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Thank you for your participation in Franklin K2 Global Macro Opportunities Fund. We look forward to continuing to serve your investment needs.

Robert Christian

Brooks Ritchey

Anthony Zanolla, CFA
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6	Semiannual Report	franklintempleton.com

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+1.00%	-4.60%
1-Year	-1.19%	-6.65%
Since Inception (7/11/16)	-8.24%	-5.79%

Advisor
6-Month	+0.99%	+0.99%
1-Year	-0.97%	-0.97%
Since Inception (7/11/16)	-7.83%	-3.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	2.27%	4.31%
Advisor	2.02%	4.06%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund is actively managed and could experience losses if the investment manager’s or subadvisors’ judgment about particular investments made for the Fund prove to be incorrect. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. Liquidity risk may exist when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The subadvisors may not be successful in maintaining effective and operational trading models used to implement systematic strategies. An issuer of debt securities may fail to make interest payments or repay principal when due. Lower-rated or high-yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. When interest rates rise, debt security prices tend to fall. Foreign investments are subject to greater investment risk such as political, economic, credit, information and currency fluctuation risks. Investments in emerging markets are subject to the risks of foreign investing and have additional heightened risks. Commodity and commodity-linked investments present unique risks, are speculative and can be extremely volatile. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19 and a fee waiver related to the management fee paid by a subsidiary. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8	Semiannual Report	franklintempleton.com

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,010.00	$11.09	$1,014.04	$11.11	2.20%
C	$1,000	$1,006.70	$14.44	$1,010.68	$14.47	2.87%
R	$1,000	$1,008.90	$11.13	$1,013.99	$11.16	2.21%
R6	$1,000	$1,011.00	$9.83	$1,015.29	$9.85	1.95%
Advisor	$1,000	$1,009.90	$9.83	$1,015.29	$9.85	1.95%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

Franklin K2 Global Macro Opportunities Fund

	Six Months Ended November 30, 2018 (unaudited)	2018	2017[a]
Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.03	$9.19	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.01	0.01	(0.09)

Net realized and unrealized gains (losses)	0.08	(0.17)	(0.66)

Total from investment operations	0.09	(0.16)	(0.75)

Less distributions from net investment income	—	—	(0.06)

Net asset value, end of period	$9.12	$9.03	$9.19

Total return[d]	1.00%	(1.74)%	(7.64)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.75%	3.84%	4.22%

Expenses net of waiver and payments by affiliates[f]	2.20%	2.20%	2.16%

Net investment income (loss)	0.21%	0.14%	(1.04)%

Supplemental data

Net assets, end of period (000’s)	$157	$161	$90

Portfolio turnover rate	36.47%	240.21%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	2018	2017[a]
Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$8.90	$9.13	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.02)	(0.06)	(0.15)

Net realized and unrealized gains (losses)	0.08	(0.17)	(0.68)

Total from investment operations	0.06	(0.23)	(0.83)

Less distributions from net investment income	—	—	(0.04)

Net asset value, end of period	$8.96	$8.90	$9.13

Total return[d]	0.67%	(2.52)%	(8.27)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	4.42%	4.59%	4.98%

Expenses net of waiver and payments by affiliates[f]	2.87%	2.95%	2.92%

Net investment income (loss)	(0.46)%	(0.61)%	(1.80)%

Supplemental data

Net assets, end of period (000’s)	$151	$147	$188

Portfolio turnover rate	36.47%	240.21%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	2018	2017[a]
Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.02	$9.18	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.01	0.01	(0.08)

Net realized and unrealized gains (losses)	0.07	(0.17)	(0.68)

Total from investment operations	0.08	(0.16)	(0.76)

Less distributions from net investment income	—	—	(0.06)

Net asset value, end of period	$9.10	$9.02	$9.18

Total return[d]	0.89%	(1.74)%	(7.63)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.76%	3.86%	4.18%

Expenses net of waiver and payments by affiliates[f]	2.21%	2.22%	2.12%

Net investment income (loss)	0.20%	0.12%	(1.00)%

Supplemental data

Net assets, end of period (000’s)	$9	$9	$9

Portfolio turnover rate	36.47%	240.21%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	2018	2017[a]
Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.05	$9.19	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.01	0.03	(0.07)

Net realized and unrealized gains (losses)	0.09	(0.17)	(0.68)

Total from investment operations	0.10	(0.14)	(0.75)

Less distributions from net investment income	—	—	(0.06)

Net asset value, end of period	$9.15	$9.05	$9.19

Total return[d]	1.10%	(1.52)%	(7.52)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.81%	4.84%	4.30%

Expenses net of waiver and payments by affiliates[f]	1.95%	1.95%	1.94%

Net investment income (loss)	0.46%	0.39%	(0.82)%

Supplemental data

Net assets, end of period (000’s)	$9	$9	$9

Portfolio turnover rate	36.47%	240.21%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	2018	2017[a]
Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.06	$9.19	$10.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.02	0.04	(0.07)

Net realized and unrealized gains (losses)	0.07	(0.17)	(0.68)

Total from investment operations	0.09	(0.13)	(0.75)

Less distributions from net investment income	—	—	(0.06)

Net asset value, end of period	$9.15	$9.06	$9.19

Total return[d]	0.99%	(1.41)%	(7.42)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.50%	3.59%	3.99%

Expenses net of waiver and payments by affiliates[f]	1.95%	1.95%	1.93%

Net investment income (loss)	0.46%	0.39%	(0.81)%

Supplemental data

Net assets, end of period (000’s)	$22,994	$22,744	$22,975

Portfolio turnover rate	36.47%	240.21%	239.84%

aFor the period July 11, 2016 (commencement of operations) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2018 (unaudited)

Franklin K2 Global Macro Opportunities Fund
		Country	Principal Amount*		Value
	Corporate Bonds and Notes 1.9%
	Oil, Gas & Consumable Fuels 1.9%
	Petrobras Global Finance BV, senior note,
	6.125%, 1/17/22	Brazil	64,000		$65,806
	4.375%, 5/20/23	Brazil	44,000		42,187
	6.25%, 3/17/24	Brazil	93,000		94,372
	Petroleos Mexicanos,
	[a]senior bond, Reg S, 6.50%, 1/23/29	Mexico	44,000		40,597
	senior bond, 5.50%, 1/21/21	Mexico	39,000		38,922
	senior note, 4.875%, 1/24/22	Mexico	73,000		70,847
	senior note, 3.50%, 1/30/23	Mexico	55,000		49,687
	senior note, 4.625%, 9/21/23	Mexico	36,000		33,516

	Total Corporate Bonds and Notes (Cost $449,985)				435,934

	Corporate Bonds and Notes in Reorganization (Cost $5,704) 0.0%†
	Oil, Gas & Consumable Fuels 0.0%†
a,b	Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22	Venezuela	40,143		5,720

	Foreign Government and Agency Securities 6.6%
	Government of Argentina,
	3.75%, 2/08/19	Argentina	738,000	ARS	26,118
	2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	141,585	EUR	88,516
	[c]senior note, FRN, 64.951%, (ARLLMONP), 6/21/20	Argentina	713,967	ARS	20,535
	[a]senior note, Reg S, 3.875%, 1/15/22	Argentina	100,000	EUR	100,396
	senior note, 5.625%, 1/26/22	Argentina	195,000		173,209
	senior note, 4.625%, 1/11/23	Argentina	66,000		55,283
	Government of Brazil, senior bond, 4.875%, 1/22/21	Brazil	100,000		102,150
a	Government of Hellenic Republic, senior bond, Reg S, 3.90%, 1/30/33	Greece	34,599	EUR	35,595
a	Government of Russia, senior bond, Reg S, 5.25%, 6/23/47	Russia	200,000		183,064
	Government of South Africa,
	5.50%, 3/09/20	South Africa	100,000		101,254
	8.75%, 2/28/48	South Africa	2,504,509	ZAR	161,832
	R186, 10.50%, 12/21/26	South Africa	4,723,662	ZAR	370,292
	Government of Turkey, senior bond, 7.00%, 6/05/20	Turkey	135,000		136,198

	Total Foreign Government and Agency Securities (Cost $1,700,150)				1,554,442

	Total Investments before Short Term Investments (Cost $2,155,839)				1,996,096

			Shares
	Short Term Investments 82.4%
	Money Market Funds 82.4%
d,e	Dreyfus Government Cash Management, Institutional, 2.09%	United States	5,237,946		5,237,946
d	Fidelity Investments Money Market Government Portfolio, Institutional, 2.10%	United States	13,973,730		13,973,730

	Total Money Market Funds (Cost $19,211,676)				19,211,676

	Total Investments (Cost $21,367,515) 90.9%				21,207,772
	Other Assets, less Liabilities 9.1%				2,112,515

	Net Assets 100.0%				$23,320,287

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the aggregate value of these securities was $365,372, representing 1.6% of net assets.

bSee Note 7 regarding defaulted securities.

cThe coupon rate shown represents the rate at period end.

dThe rate shown is the annualized seven-day yield at period end.

eA portion or all of the security is owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(d).

At November 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	10	$491,688	12/17/18	$(34,913)
Aluminum	Short	10	491,688	12/17/18	24,146
Aluminum	Short	5	245,532	3/18/19	1,805
Brent Crude Oil	Short	3	178,380	12/28/18	12,425
Coffee	Short	2	80,662	3/19/19	12,256
Coffee	Short	1	41,419	5/20/19	1,891
Coffee	Short	1	42,431	7/19/19	6,109
Copper	Long	5	778,375	12/17/18	2,241
Copper	Short	5	778,375	12/17/18	(16,737)
Copper	Long	2	309,825	3/18/19	3,107
Copper	Short	1	69,687	3/27/19	(165)
Corn	Short	4	75,549	3/14/19	514
Corn	Short	1	19,250	5/14/19	(165)
Gasoline RBOB	Short	3	176,639	12/31/18	34,303
Gasoline RBOB	Short	1	59,018	1/31/19	(691)
Gold 100 Oz	Short	4	490,400	2/26/19	451
Hard Red Winter Wheat	Short	5	125,063	3/14/19	3,760
Lean Hogs	Short	1	27,020	2/14/19	(2,193)
Lean Hogs	Short	1	28,790	4/12/19	(713)
Live Cattle	Short	1	48,200	2/28/19	(823)
Low Sulphur Gas Oil	Short	3	163,500	1/10/19	7,995
Natural Gas	Long	5	230,600	12/27/18	45,958
Natural Gas	Long	1	44,190	1/29/19	208
Nickel	Long	1	66,891	12/17/18	(2,952)
Nickel	Short	1	66,891	12/17/18	3,897
Nickel	Short	2	134,628	3/18/19	669
NY Harbor ULSD	Short	4	307,339	12/31/18	28,400
Silver	Short	3	213,255	3/27/19	4,729
Soybean	Short	2	89,475	1/14/19	(2,281)
Soybean	Short	2	90,750	3/14/19	(2,280)
Soybean Meal	Short	4	124,200	1/14/19	749
Soybean Meal	Short	1	31,320	3/14/19	77
Sugar	Long	1	14,381	2/28/19	300
Wheat	Short	4	103,150	3/14/19	714
Wheat	Short	1	26,063	5/14/19	585
WTI Crude Oil	Short	5	254,650	12/19/18	51,969
Zinc	Long	6	389,250	12/17/18	17,583
Zinc	Short	6	389,250	12/17/18	(13,906)
Zinc	Long	2	126,750	3/18/19	3,033

					192,055

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
AUD/USD	Short	24	$1,753,200	12/17/18	$(45,599)
CAD/USD	Short	19	1,430,035	12/18/18	17,733
CHF/USD	Short	9	1,126,687	12/17/18	8,517
EUR/USD	Short	64	9,057,600	12/17/18	257,986
GBP/USD	Short	2	159,388	12/17/18	3,703
JPY/USD	Short	12	1,321,725	12/17/18	24,644
MXN/USD	Long	2	48,900	12/17/18	(2,125)
MXN/USD	Short	1	24,450	12/17/18	1,137
NZD/USD	Short	2	137,420	12/17/18	(6,665)
U.S. Dollar Index	Long	2	194,392	12/17/18	6,093
USD/NOK	Long	1	100,042	12/17/18	3,084
ZAR/USD	Short	4	143,750	12/17/18	(12,698)

					255,810

Equity Contracts
Amsterdam Index	Long	1	117,553	12/21/18	(561)
CAC 40 10 Euro Index	Long	2	112,984	12/21/18	(777)
CME E-Mini Russell 2000 Index	Long	2	153,460	12/21/18	2,626
DJ EURO STOXX 50 Index	Long	2	71,617	12/21/18	(762)
DJIA Mini E-CBOT Index	Long	2	255,390	12/21/18	1,176
FTSE 100 Index	Long	7	621,614	12/21/18	1,904
FTSE 100 Index	Short	1	88,802	12/21/18	693
FTSE/JSE Top 40 Index	Short	2	64,785	12/20/18	3,037
Hang Seng Index	Long	1	169,549	12/28/18	2,194
Nikkei 225 Index	Long	3	590,671	12/13/18	6,311
OMX Stockholm 30 Index	Short	3	49,826	12/21/18	(1,050)
S&P 500 E-Mini Index	Long	2	275,830	12/21/18	8,164
S&P 500 E-Mini Index	Short	1	137,915	12/21/18	7,600
S&P/TSX 60 Index	Long	1	137,388	12/20/18	678
TOPIX Index	Long	2	293,882	12/13/18	8,803

					40,036

Interest Rate Contracts
3 Month EURIBOR	Long	1	282,559	3/15/21	183
10 Yr. Mini Japanese Government Bond	Long	12	1,598,696	12/12/18	3,791
90 Day Bank Bill	Long	1	727,151	3/12/20	33
90 Day Eurodollar	Short	4	970,850	6/17/19	4,867
90 Day Eurodollar	Short	7	1,698,025	9/16/19	4,836
90 Day Eurodollar	Short	6	1,454,625	12/16/19	4,125
90 Day Eurodollar	Short	5	1,212,313	3/16/20	4,377
90 Day Eurodollar	Short	6	1,455,000	6/15/20	3,863
90 Day Eurodollar	Short	4	970,150	9/14/20	192
90 Day Eurodollar	Short	3	727,500	12/14/20	(206)
90 Day Eurodollar	Short	3	727,650	3/15/21	(243)
90 Day Sterling	Short	2	315,279	6/19/19	168
90 Day Sterling	Short	5	787,800	9/18/19	(97)
90 Day Sterling	Short	2	314,802	3/18/20	(178)
90 Day Sterling	Short	3	472,011	6/17/20	(304)
90 Day Sterling	Short	2	314,515	9/16/20	(288)
90 Day Sterling	Short	3	471,629	12/16/20	(464)
Australian 10 Yr. Bond	Long	6	569,687	12/17/18	3,609
Canadian 10 Yr. Bond	Long	11	1,103,519	3/20/19	6,629
Canadian 10 Yr. Bond	Short	1	100,320	3/20/19	(559)
Euro-BOBL	Long	2	298,808	12/06/18	634
Euro-BOBL	Long	3	449,061	3/07/19	190
Euro-BTP	Short	2	282,030	12/06/18	(7,606)
Euro-Bund	Long	2	365,760	12/06/18	5,590

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)
Euro-Bund	Long	9	$1,654,889	3/07/19	$628
Euro-OAT	Long	3	519,942	12/06/18	5,659
Euro-OAT	Long	1	170,778	3/07/19	(80)
Long Gilt	Long	9	1,406,458	3/27/19	4,833
U.S. Treasury 2 Yr. Note	Short	11	2,320,828	3/29/19	(1,015)
U.S. Treasury 5 Yr. Note	Long	5	564,805	3/29/19	149
U.S. Treasury 5 Yr. Note	Short	16	1,807,375	3/29/19	(2,515)
U.S. Treasury 10 Yr. Note	Long	8	955,625	3/20/19	2,551
U.S. Treasury 10 Yr. Note	Short	10	1,194,531	3/20/19	(3,165)
U.S. Treasury Long Bond	Long	16	2,238,500	3/20/19	8,476

					48,663

Total Futures Contracts					$536,564

*As of period end.

aA portion or all of the contracts are owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(d).

At November 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	810,363	217,235		12/04/18	$—	$(7,720)
Brazilian Real	JPHQ	Sell	810,363	209,667		12/04/18	152	—
Brazilian Real	JPHQ	Buy	781,376	200,000		12/19/18	4,342	(2,478)
Brazilian Real	JPHQ	Sell	818,133	200,000		12/19/18	1,387	(12,747)
Chilean Peso	JPHQ	Buy	100,837,928	150,000		12/19/18	498	(347)
Chilean Peso	JPHQ	Sell	101,366,150	150,000		12/19/18	224	(1,162)
Chinese Yuan	JPHQ	Buy	697,849	100,000		12/19/18	341	—
Chinese Yuan	JPHQ	Sell	2,849,270	411,413		12/19/18	1,771	(45)
Colombian Peso	JPHQ	Buy	1,362,670,258	426,040		12/19/18	67	(5,244)
Colombian Peso	JPHQ	Sell	1,111,595,468	350,000		12/19/18	7,166	(484)
Czech Koruna	JPHQ	Sell	5,186,926	200,000	EUR	12/19/18	4,016	(3,678)
Euro	JPHQ	Buy	297,050	339,286		12/19/18	862	(3,162)
Euro	JPHQ	Sell	297,050	346,111		12/19/18	9,124	—
Euro	JPHQ	Sell	150,000	3,857,708	CZK	12/19/18	4,395	(6,068)
Euro	JPHQ	Sell	100,000	32,246,625	HUF	12/19/18	2,234	(2,649)
Euro	JPHQ	Sell	1,050,000	10,002,980	NOK	12/19/18	30,368	(56,524)
Euro	JPHQ	Sell	250,000	1,075,172	PLN	12/19/18	3,775	(3,624)
Euro	JPHQ	Sell	800,000	8,262,050	SEK	12/19/18	13,945	(11,954)
Hungarian Forint	JPHQ	Sell	32,513,656	100,000	EUR	12/19/18	2,847	(3,367)
Indian Rupee	JPHQ	Buy	21,695,690	295,872		12/19/18	14,725	—
Indian Rupee	JPHQ	Sell	30,699,595	420,251		12/19/18	—	(19,246)
Mexican Peso	JPHQ	Buy	2,676,613	136,492		12/19/18	—	(5,374)
Mexican Peso	JPHQ	Sell	2,676,613	140,306		12/19/18	9,188	—
New Israeli Shekel	JPHQ	Buy	730,180	200,000		12/19/18	—	(3,363)
New Israeli Shekel	JPHQ	Sell	1,436,583	400,000		12/19/18	13,131	—
Norwegian Krone	JPHQ	Sell	5,349,234	550,000	EUR	12/19/18	6,325	(5,383)
Philippine Peso	JPHQ	Buy	2,660,050	50,000		12/19/18	684	—
Philippine Peso	JPHQ	Sell	2,660,050	50,811		12/19/18	127	—
Polish Zloty	JPHQ	Sell	645,639	150,000	EUR	12/19/18	1,033	(1,264)
Russian Ruble	JPHQ	Buy	15,192,786	224,734		12/19/18	3,490	(2,060)
Russian Ruble	JPHQ	Sell	13,119,005	190,093		12/19/18	68	(5,268)
Singapore Dollar	JPHQ	Buy	205,834	150,000		12/19/18	258	(169)
Singapore Dollar	JPHQ	Sell	343,777	250,000		12/19/18	—	(672)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South African Rand	JPHQ	Buy	815,202	57,204		12/19/18	$1,481	$—
South African Rand	JPHQ	Sell	7,817,050	510,712		12/19/18	17	(52,037)
South Korean Won	JPHQ	Buy	113,003,630	102,028		12/19/18	3	(1,148)
South Korean Won	JPHQ	Sell	113,003,630	100,000		12/19/18	—	(882)
Swedish Krona	JPHQ	Sell	14,691,193	1,400,000	EUR	12/19/18	11,014	(40,105)
Taiwan Dollar	JPHQ	Buy	18,461,030	600,000		12/19/18	714	(369)
Taiwan Dollar	JPHQ	Sell	18,461,030	603,527		12/19/18	3,623	(438)
Thai Baht	JPHQ	Buy	1,614,339	50,000		12/19/18	—	(874)
Thai Baht	JPHQ	Sell	4,934,362	150,000		12/19/18	303	(460)
Turkish Lira	JPHQ	Buy	364,013	54,184		12/19/18	14,855	—
Turkish Lira	JPHQ	Sell	364,013	55,613		12/19/18	—	(13,426)
Australian Dollar	MSCO	Buy	974,000	706,861		12/21/18	5,666	(365)
Australian Dollar	MSCO	Sell	1,245,000	887,382		12/21/18	6	(22,933)
British Pound	MSCO	Buy	1,162,000	1,512,911		12/21/18	—	(30,152)
British Pound	MSCO	Sell	1,298,000	1,698,747		12/21/18	42,455	(11)
Canadian Dollar	MSCO	Buy	256,000	195,906		12/21/18	27	(3,129)
Canadian Dollar	MSCO	Sell	1,417,000	1,083,816		12/21/18	16,648	(26)
Euro	MSCO	Buy	1,307,000	1,489,367		12/21/18	874	(7,205)
Euro	MSCO	Sell	1,561,000	1,806,076		12/21/18	35,369	(544)
Japanese Yen	MSCO	Buy	101,071,000	898,948		12/21/18	261	(6,762)
Japanese Yen	MSCO	Sell	258,917,000	2,311,561		12/21/18	26,395	(1,051)
Mexican Peso	MSCO	Buy	6,110,000	310,258		12/21/18	119	(11,161)
Mexican Peso	MSCO	Sell	2,288,000	116,203		12/21/18	4,158	(2)
New Zealand Dollar	MSCO	Buy	673,000	457,530		12/21/18	5,332	(83)
New Zealand Dollar	MSCO	Sell	498,000	325,062		12/21/18	—	(17,382)
Swiss Franc	MSCO	Buy	467,000	470,625		12/21/18	589	(2,534)
Swiss Franc	MSCO	Sell	961,000	986,713		12/21/18	22,970	(716)
Brazilian Real	JPHQ	Buy	810,363	209,337		1/03/19	—	(159)
Brazilian Real	JPHQ	Sell	193,697	50,000		3/20/19	274	—
Chilean Peso	JPHQ	Sell	67,407,650	100,000		3/20/19	—	(453)
Colombian Peso	JPHQ	Sell	649,630,700	200,000		3/20/19	171	(83)
Euro	JPHQ	Sell	204,223	232,744		3/20/19	—	(780)
Euro	JPHQ	Sell	100,000	431,763	PLN	3/20/19	—	(113)
Euro	JPHQ	Sell	100,000	1,032,220	SEK	3/20/19	539	(366)
Philippine Peso	JPHQ	Buy	2,631,300	50,000		3/20/19	—	(202)
Swedish Krona	JPHQ	Sell	4,128,964	400,000	EUR	3/20/19	1,172	(1,872)
Taiwan Dollar	JPHQ	Sell	9,153,687	300,000		3/20/19	251	(186)

Total Forward Exchange Contracts							$331,829	$(382,061)

Net unrealized appreciation (depreciation)								$(50,232)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At November 30, 2018, the Fund had the following credit default swap contracts outstanding. See Note 1(c).

Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
Government of Mexico	(1.00%)	Quarterly	6/20/23	$166,000	$2,600	$315	$2,285
Government of Mexico	(1.00%)	Quarterly	12/20/23	56,000	1,144	957	187
Government of South Africa	(1.00%)	Quarterly	12/20/21	275,000	6,770	18,823	(12,053)
Government of South Africa	(1.00%)	Quarterly	6/20/22	168,000	5,374	8,826	(3,452)
Government of South Korea	(1.00%)	Quarterly	12/20/21	207,885	(4,650)	(5,982)	1,332
Government of South Korea	(1.00%)	Quarterly	12/20/22	7,673	(201)	(183)	(18)
Government of Turkey	(1.00%)	Quarterly	6/20/21	405,000	23,298	24,334	(1,036)
Government of Turkey	(1.00%)	Quarterly	12/20/21	43,000	2,986	2,630	356
Government of Turkey	(1.00%)	Quarterly	6/20/23	11,000	1,191	1,605	(414)

Contracts to Sell Protection[c,d]

Single Name
Government of Russia	1.00%	Quarterly	12/20/21	393,000	(3,778)	(14,594)	10,816	BB+
Government of South Africa	1.00%	Quarterly	12/20/22	111,000	(4,347)	(2,056)	(2,291)	BB+
Government of Turkey	1.00%	Quarterly	12/20/22	105,000	(9,882)	(4,748)	(5,134)	B+

Total Credit Default Swap Contracts					$20,505	$29,927	$(9,422)

aFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At November 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 8.35% Pay Floating rate BRL-BRLCDI	Annually	1/04/21	1,479,992	BRL	$3,602
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.67%	Annually	3/21/23	1,364,972	CZK	1,899
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.74%	Annually	3/21/23	928,227	CZK	1,150
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.86%	Annually	3/21/23	3,372,503	CZK	3,359
Receive Floating rate 6 Month CZK-PRIBOR Pay Fixed rate 1.88%	Annually	9/19/23	4,470,482	CZK	4,917
Receive Floating rate MIBOR Pay Fixed rate 6.67%	Annually	6/20/23	6,471,391	INR	682
Receive Fixed rate 7.87% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	1,876,889	MXN	(3,866)
Receive Fixed rate 7.89% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	780,014	MXN	(1,574)
Receive Fixed rate 7.91% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	1,524,379	MXN	(3,004)
Receive Fixed rate 7.95% Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	2,369,147	MXN	(4,501)

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Interest Rate Swap Contracts (continued)
Description	Payment Frequency		Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed rate 7.88% Pay Floating rate 1 Month MXN TIIE	Monthly		12/13/23	35,536	MXN	$(77)
Receive Fixed rate 8.07% Pay Floating rate 1 Month MXN TIIE	Monthly		12/13/23	22,976	MXN	(40)
Receive Fixed rate 8.81% Pay Floating rate 1 Month MXN TIIE	Monthly		12/13/23	4,860,272	MXN	(1,161)
Receive Floating rate 6 Month HUF-BURBOR Pay Fixed rate 3.43%	Annually		12/19/28	22,421,620	HUF	(5,038)
Receive Floating rate 6 Month HUF-BURBOR Pay Fixed rate 3.43%	Annually		12/19/28	29,628,569	HUF	(6,706)
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 1.41%	Semi-Annually		8/04/67	27,000	GBP	4,632
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 1.60%	Semi-Annually		12/19/68	124,595	GBP	9,361

Total Centrally Cleared Swap Contracts						3,635

		Counterparty
OTC Swap Contracts
Receive Floating rate 3 Month KLIBOR Pay Fixed rate 4.14%	Quarterly	MSCS	5/18/23	219,367	MYR	(691)
Receive Floating rate 3 Month KLIBOR Pay Fixed rate 4.14%	Quarterly	BOFA	5/21/23	222,359	MYR	(698)
Receive Floating rate 3 Month KLIBOR Pay Fixed rate 4.02%	Quarterly	BOFA	6/08/23	484,902	MYR	(1,030)

Total OTC Swap Contracts						(2,419)

Total Interest Rate Swap Contracts						$1,216

See Note 8 regarding other derivative information.

See Abbreviations on page 36.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

November 30, 2018 (unaudited)

Franklin K2 Global Macro Opportunities Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$21,367,515

Value - Unaffiliated issuers	$21,207,772
Foreign currency, at value (cost $1,997)	2,213
Receivables:
Investment securities sold	48,058
Capital shares sold	400
Dividends and interest	83,853
Affiliates	12,904
Deposits with brokers for:
OTC derivative contracts	590,000
Futures contracts	909,955
Centrally cleared swap contracts	441,378
Due from brokers	110,075
Variation margin on futures contracts	105,366
Unrealized appreciation on OTC forward exchange contracts	331,829

Total assets	23,843,803

Liabilities:
Payables:
Investment securities purchased	6,385
Distribution fees	138
Variation margin on centrally cleared swap contracts	128
Due to brokers	106,702
Unrealized depreciation on OTC forward exchange contracts	382,061
Unrealized depreciation on OTC swap contracts	2,419
Accrued expenses and other liabilities	25,683

Total liabilities	523,516

Net assets, at value	$23,320,287

Net assets consist of:
Paid-in capital	$24,626,027
Total distributable earnings (loss)	(1,305,740)

Net assets, at value	$23,320,287

22	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2018 (unaudited)

Franklin K2 Global Macro Opportunities Fund

Class A:
Net assets, at value	$157,434

Shares outstanding	17,268

Net asset value per share[a]	$9.12

Maximum offering price per share (net asset value per share ÷ 94.50%)	$9.65

Class C:
Net assets, at value	$150,679

Shares outstanding	16,820

Net asset value and maximum offering price per share[a]	$8.96

Class R:
Net assets, at value	$9,102

Shares outstanding	1,000

Net asset value and maximum offering price per share	$9.10

Class R6:
Net assets, at value	$9,151

Shares outstanding	1,000

Net asset value and maximum offering price per share	$9.15

Advisor Class:
Net assets, at value	$22,993,921

Shares outstanding	2,511,800

Net asset value and maximum offering price per share	$9.15

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2018 (unaudited)

Franklin K2 Global Macro Opportunities Fund

Investment income:
Dividends:
Unaffiliated issuers	$178,879
Interest: (net of foreign taxes)~
Unaffiliated issuers	100,283

Total investment income	279,162

Expenses:
Management fees (Note 3a)	220,253
Distribution fees: (Note 3c)
Class A	197
Class C	681
Class R	12
Transfer agent fees: (Note 3e)
Class A	19
Class C	18
Class R	1
Class R6	15
Advisor Class	2,797
Custodian fees (Note 4) .	30,726
Reports to shareholders	10,194
Registration and filing fees	40,894
Professional fees	90,446
Other	10,633

Total expenses	406,886
Expense reductions (Note 4)	(242)
Expenses waived/paid by affiliates (Note 3f)	(179,800)

Net expenses	226,844

Net investment income	52,318

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(165,457)
Foreign currency transactions	(10,047)
Forward exchange contracts	76,511
Futures contracts	(101,430)
Swap contracts	(6,269)

Net realized gain (loss)	(206,692)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(11,029)
Translation of other assets and liabilities denominated in foreign currencies	2,529
Forward exchange contracts	36,023
Futures contracts	368,541
Swap contracts	9,755

Net change in unrealized appreciation (depreciation)	405,819

Net realized and unrealized gain (loss)	199,127

Net increase (decrease) in net assets resulting from operations	$251,445

~Foreign taxes withheld on interest	$100

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Global Macro Opportunities Fund

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$52,318	$88,360
Net realized gain (loss)	(206,692)	(628,111)
Net change in unrealized appreciation (depreciation)	405,819	185,110

Net increase (decrease) in net assets resulting from operations	251,445	(354,641)

Capital share transactions: (Note 2)
Class A	(4,981)	73,777
Class C	2,326	(36,491)
Advisor Class	1,377	116,163

Total capital share transactions	(1,278)	153,449

Net increase (decrease) in net assets	250,167	(201,192)
Net assets:
Beginning of period	23,070,120	23,271,312

End of period (Note 1f)	$23,320,287	$23,070,120

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin K2 Global Macro Opportunities Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Global Macro Opportunities Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 8 regarding other derivative information.

d. Investments in K2 GMOF Holdings Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly- owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2018, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2018, the net assets of the K2 Subsidiary were $5,536,212, representing 23.7% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2018, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items as shown below on the Consolidated Statements of Changes in Net Assets. Such disclosure changes are included in the Consolidated Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended May 31, 2018, there were no distributions to shareholders.

For the year ended May 31, 2018, accumulated net investment loss included in net assets was $(160,830).

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	29	$266	8,179	$74,787
Shares redeemed	(581)	(5,247)	(111)	(1,010)

Net increase (decrease)	(552)	$(4,981)	8,068	$73,777

Class C Shares:
Shares sold	2,807	$25,094	5,335	$48,630
Shares redeemed[a]	(2,552)	(22,768)	(9,405)	(85,121)

Net increase (decrease)	255	$2,326	(4,070)	$(36,491)

Advisor Class Shares:
Shares sold	1,718	$15,597	14,058	$129,263
Shares redeemed	(1,571)	(14,220)	(1,424)	(13,100)

Net increase (decrease)	147	$1,377	12,634	$116,163

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 1.90% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by the K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and are not an additional expense of the Fund or K2 Subsidiary.

Subadvisors
Aspect Capital Limited
Emso Asset Management Limited
Graham Capital Management L.P.
P/E GLOBAL LLC
RV Capital Management Private Ltd

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$—
CDSC retained	$—

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2018, the Fund paid transfer agent fees of $2,850, of which $2,502 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.95% based on the average net assets of each class until September 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

3. Transactions with Affiliates (continued)

g. Other Affiliated Transactions

At November 30, 2018, Franklin Resources, Inc. owned 98.1% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2018, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2018, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$232,824
Long term	781,378

Total capital loss carryforwards	$1,014,202

At November 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$21,731,374

Unrealized appreciation	$746,629
Unrealized depreciation	(761,377)

Net unrealized appreciation (depreciation)	$(14,748)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and investments in the K2 Subsidiary.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2018, aggregated $1,005,709 and $1,313,498, respectively.

7. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2018, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $5,720, representing less than 0.1% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

8. Other Derivative Information

At November 30, 2018, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$65,383	[a]	Variation margin on futures contracts	$16,720	[a]
	Variation margin on centrally cleared swap contracts	29,602	[a]	Variation margin on centrally cleared swap contracts	25,967	[a]
				Unrealized depreciation on OTC swap contracts	2,419
Foreign exchange contracts	Variation margin on futures contracts	322,897	[a]	Variation margin on futures contracts	67,087	[a]
	Unrealized appreciation on OTC forward exchange contracts	331,829		Unrealized depreciation on OTC forward exchange contracts	382,061
Credit contracts	Variation margin on centrally cleared swap contracts	14,976	[a]	Variation margin on centrally cleared swap contracts	24,398	[a]
Equity contracts	Variation margin on futures contracts	43,186	[a]	Variation margin on futures contracts	3,150	[a]
Commodity contracts	Variation margin on futures contracts	269,874	[a]	Variation margin on futures contracts	77,819	[a]

Totals		$1,077,747			$599,621

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2018, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(41,276)	Futures contracts	$114,545
	Swap contracts	23,011	Swap contracts	(56)
Foreign exchange contracts	Forward exchange contracts	76,511	Forward exchange contracts	36,023
	Futures contracts	513,396	Futures contracts	(113,221)
Credit contracts	Swap contracts	(29,280)	Swap contracts	9,811
Equity contracts	Futures contracts	(283,333)	Futures contracts	60,715
Commodity contracts	Futures contracts	(290,217)	Futures contracts	306,502

Totals		$(31,188)		$414,319

For the period ended November 30, 2018, the average month end notional amount of futures contracts and swap contracts represented $52,217,080 and $4,145,586, respectively. The average month end contract value of forward exchange contracts was $21,021,884.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

8. Other Derivative Information (continued)

At November 30, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$331,829	$382,061
Swap Contracts	—	2,419

Total	$331,829	$384,480

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At November 30, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Received	Cash Collateral Received	Net Amount (Not Less than Zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
JPHQ[b]	170,960	—	—	—	170,960
MSCO	160,869	(104,056)	—	—	56,813
MSCS	—	—	—	—	—

Total	$331,829	$(104,056)	$—	$—	$227,773

At November 30, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Pledged	Cash Collateral Pledged[a]	Net Amount (Not Less than Zero)
Counterparty
BOFA	$1,728	$—	$—	$—	$1,728
JPHQ[b]	278,005	—	—	—	278,005
MSCO	104,056	(104,056)	—	—	—
MSCS	691	—	—	—	691

Total	$384,480	$(104,056)	$—	$—	$280,424

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

bRepresents derivatives not subject to an ISDA master agreement.

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 36.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2018, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Corporate Bonds and Notes	$—	$435,934	$—	$435,934
Corporate Bonds and Notes in Reorganization	—	5,720	—	5,720
Foreign Government and Agency Securities	—	1,554,442	—	1,554,442
Short Term Investments	19,211,676	—	—	19,211,676

Total Investments in Securities	$19,211,676	$1,996,096	$—	$21,207,772

Other Financial Instruments:
Futures Contracts	$701,340	$—	$—	$701,340
Forward Exchange Contracts	—	331,829	—	331,829
Swap Contracts	—	44,578	—	44,578

Total Other Financial Instruments	$701,340	$376,407	$—	$1,077,747

Liabilities:
Other Financial Instruments:
Futures Contracts	$164,776	$—	$—	$164,776
Forward Exchange Contracts	—	382,061	—	382,061
Swap Contracts	—	52,784	—	52,784

Total Other Financial Instruments	$164,776	$434,845	$—	$599,621

aFor detailed categories, see the accompanying Consolidated Statement of Investments.

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America, N.A.	ARS	Argentine Peso	ARLLMONP	Argentina Blended Policy Rate
JPHQ	JP Morgan Chase Bank, N.A.	AUD	Australian Dollar	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
MSCO	Morgan Stanley & Co., LLC	BRL	Brazilian Real	BURBOR	Budapest Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC	CAD	Canadian Dollar	CAC	Cotation Assistée en Continu
		CHF	Swiss Franc	CBOT	Chicago Board of Trade
		CZK	Czech Koruna	CME	Chicago Mercantile Exchange
		EUR	Euro	DJIA	Dow Jones Industrial Average
		GBP	British Pound	EURIBOR	Euro Interbank Offered Rate
		HUF	Hungarian Forint	FRN	Floating Rate Note
		INR	Indian Rupee	FTSE	Financial Times Stock Exchange
		JPY	Japanese Yen	JSE	Johannesburg Stock Exchange Index
		MXN	Mexican Peso	KLIBOR	Kuala Lumpur Interbank Offered Rate
		MYR	Malaysian Ringgit	LIBOR	London InterBank Offered Rate
		NOK	Norwegian Krone	MIBOR	Mumbai Interbank Offered Rate
		NZD	New Zealand Dollar	OAT	Obligations Assimilables du Tresor
		PLN	Polish Zloty	OMX	Stockholm Stock Exchange
		SEK	Swedish Krona	PRIBOR	Prague Interbank Offered Rate
		USD	United States Dollar	TIIE	Interbank Equilibrium Interest Rate
		ZAR	South African Rand	TOPIX	Tokyo Price Index
				TSX	Toronto Stock Exchange
				ULSD	Ultra-Low Sulfur Diesel

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Shareholder Information

Board Approval of Sub-Advisory Agreement

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

(Fund)

The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in-person meeting held on July 24, 2018, unanimously approved the sub-advisory agreement (the “New Sub-Advisory Agreement”) with RV Capital Management Private, Ltd. (“RV Capital”).

In approving the New Sub-Advisory Agreement, the Board, including the independent trustees, determined that fees to be paid under the New Sub-Advisory Agreement were fair and reasonable and that approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. As part of the approval process, the trustees considered the process undertaken and information provided during their consideration and approval on May 17, 2018 of the investment management agreement between K2/D&S Management Co., L.L.C., the Fund’s investment manager (“K2 Advisors”), and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and each of the Fund’s existing sub-advisors.

At an independent trustees’ meeting held on July 24, 2018, the independent trustees met with representatives of RV Capital. In making the foregoing approvals, the independent trustees received assistance and advice from their independent counsel and, in addition to the materials provided at prior meetings, considered various materials related to the New Sub-Advisory Agreement including: (1) a copy of the proposed form of New Sub-Advisory Agreement for RV Capital; (2) information describing the nature, quality and extent of services that RV Capital would provide to the Fund, and the proposed sub-advisory fees payable to RV Capital; (3) a report from K2 Advisors on the diligence conducted on RV Capital and the reasons for recommending RV Capital as a sub-advisor for the Fund, including, but not limited to, RV Capital’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (4) a report from the Fund’s Chief Compliance Officer regarding RV Capital’s compliance program and capabilities, including RV Capital’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief Compliance Officer with respect thereto. The Board noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreements with the Fund’s existing sub-advisors.

The Board’s consideration of whether to approve the New Sub-Advisory Agreement on behalf of the Fund took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by RV Capital to the Fund under the New Sub-Advisory Agreement; (2) RV Capital’s experience as a manager of other accounts; (3) RV Capital’s strength and reputation within the industry; (4) the fairness of the compensation under the New Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of RV Capital; (6) profitability matters; (7) reports from K2 Advisors on the diligence conducted on RV Capital and the reasons for recommending RV Capital as a sub-advisor for the Fund, including, but not limited to, RV Capital’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (8) a report from the Trust’s Chief Compliance Officer regarding RV Capital’s compliance program and capabilities, including RV Capital’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. Particular attention was given to the due diligence and risk management procedures of K2 Advisors with respect to selecting and overseeing sub-advisors of the Fund, as well as RV Capital’s risk management program and to derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to pursue the Fund’s investment goals.

The following discussion relates to certain primary factors relevant to the Board’s decision to approve the New Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

SHAREHOLDER INFORMATION

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by RV Capital. In this regard, they reviewed the Fund’s investment goal and RV Capital’s proposed investment strategy, and RV Capital’s ability to implement such investment goal and/or investment strategy, including, but not limited to, RV Capital’s trading practices and investment decision processes.

With respect to the sub-advisory services to be provided by RV Capital, the Board noted the responsibilities that RV Capital would have with respect to the Fund’s assets to be allocated to RV Capital by K2-Advisors (the “Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies, and limitations of the Sub-Advised Portion. The trustees considered the successful performance of RV Capital in managing other investment products with investment strategies similar to the investment strategies of the Sub-Advised Portion of the Fund.

The trustees reviewed the portfolio management team at RV Capital that would be responsible for managing the Sub-Advised Portion, including the team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by RV Capital, their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding RV Capital’s compliance program as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing RV Capital as a sub-advisor to the Fund, including the due diligence undertaken with respect to RV Capital’s compliance capabilities, and efforts to integrate RV Capital’s operations, policies, procedures and compliance functions with those of K2 Advisors.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by RV Capital to the Fund and its shareholders and were confident in the abilities of RV Capital to implement its proposed investment strategy, and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as RV Capital had not provided any services to the Fund, there was no investment performance of RV Capital with respect to the Fund. The Board considered the investment performance of

RV Capital in managing other investment products with similar investment strategies to the investment strategies of the Sub-Advised Portion. The Board also considered the performance benchmarks for the Fund and how such benchmarks would be utilized to measure the performance of RV Capital in managing the Sub-Advised Portion.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by RV Capital. The Board also noted that it could not evaluate RV Capital’s profitability with respect to the Fund since no assets had yet been allocated to RV Capital.

The Board noted that the sub-advisory fees would be paid by K2 Advisors to RV Capital and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to RV Capital were the product of arms-length negotiations between K2 Advisors and RV Capital and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and RV Capital in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and RV Capital. The trustees considered various other products, portfolios and entities that are advised by RV Capital and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which RV Capital may derive ancillary benefits from the Fund’s operations.

With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of hiring RV Capital as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, and the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, (2) the sub-advisory fees to be paid to RV Capital are the same as the fees charged by all of the Fund’s existing sub-advisors, and (3) K2 Advisors’ belief that the hiring of RV Capital as a sub-advisor will not have any demonstrable impact on K2 Advisors’ profitability.

Based upon its consideration of all these factors, the Board determined that the sub-advisory fee structure for RV Capital was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by RV Capital as the Fund grows larger and the extent to which such economies of scale may be shared with Fund shareholders, as for example, in the level of

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

SHAREHOLDER INFORMATION

the sub-advisory fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect

CONCLUSION. After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the trustees—including a majority of the independent trustees—with the assistance of independent counsel approved the New Sub-Advisory Agreement, including the fees payable thereunder, with RV Capital for the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com	Semiannual Report	39

Semiannual Report and Shareholder Letter

Franklin K2 Global Macro Opportunities Fund

Investment Manager

K2/D&S Management Co., L.L.C.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018-2019 Franklin Templeton Investments. All rights reserved.	973 S 01/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)  (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                                                                       N/A

Item 5. Audit Committee of Listed Registrants.                                                                         N/A

Item 6. Schedule of Investments.                                                                                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed–End Management Investment Companies.                                                                                                                                       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                N/A

Item 9. Purchases of Equity Securities by Closed–End Management Investment Company and Affiliated Purchasers.                                                                                                                                        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                N/A

Item 13.  Exhibits.

(a)  (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERATIVE STRATEGIES FUNDS

By	/s/ Matthew T. Hinkle

Matthew T. Hinkle Chief Executive Officer – Finance and Administration
Date	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle

Matthew T. Hinkle Chief Executive Officer – Finance and Administration
Date	January 24, 2019

By	/s/ Robert G. Kubilis

Robert G. Kubilis Chief Financial Officer and Chief Accounting Officer
Date	January 24, 2019